United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

Investment Company Act file number: 811-23149

Thrivent Core Funds
(Exact name of registrant as specified in charter)

901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Address of principal executive offices) (Zip code)

John D. Jackson, Secretary and Chief Legal Officer
Thrivent Core Funds
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-7190
Date of fiscal year end: October 31
Date of reporting period: October 31, 2021

Item 1. Report to Stockholders

[Insert shareholder report]

Item 2. Code of Ethics

As of the end of the period covered by this report, registrant has adopted a code of ethics (as defined in Item 2 of Form N-CSR) applicable to registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. No waivers were granted to such code of ethics during the period covered by this report. A copy of this code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

Registrant’s Board of Trustees has determined that Robert J. Chersi, an independent trustee, is the Audit Committee Financial Expert.

Item 4. Principal Accountant Fees and Services

(a)        Audit Fees

            The aggregate fees billed by registrant’s independent public accountants, PricewaterhouseCoopers LLP (“PwC”), for each of the last two fiscal years for professional services rendered in connection with the audit of registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $101,450 for the year ended October 31, 2020 and $104,500 for the year ended October 31, 2021.

(b)        Audit-Related Fees

            The aggregate fees PwC billed to registrant for each of the last two fiscal years for assurance and other services that are reasonably related to the performance of registrant’s audit and are not reported under Item 4(a) were $0 for the year ended October 31, 2020 and $0 for the year ended October 31, 2021.  The aggregate fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for assurance and other services directly related to the operations and financial reporting of registrant were $0 for the year ended October 31, 2020 and $0 for the year ended October 31, 2021.

(c)        Tax Fees

            The aggregate tax fees PwC billed to registrant for each of the last two fiscal years for tax compliance, tax advice and tax planning services were $26,448 for the year ended October 31, 2020 and $31,920 for the year ended October 31, 2021.  These fees include payments for tax return compliance services, excise distribution review services and other tax related matters.  The aggregate tax fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for services directly related to the operations and financial reporting of registrant were $0 for the year ended October 31, 2020 and $0 for the year ended October 31, 2021.

(d)        All Other Fees

            The aggregate fees PwC billed to registrant for each of the last two fiscal years for products and services provided, other than the services reported in paragraphs (a) through (c) of this item, were $0 for the years ended October 31, 2020 and October 31, 2021.  The aggregate fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for products and services provided, other than the services reported in paragraphs (a) through (c) of this item, were $3,600 for the year ended October 31, 2020 and $3,600 for the year ended October 31, 2021.  The 2020 and 2021 payments were for access to a PwC-sponsored online library that provides interpretive guidance regarding U.S. and foreign accounting standards.  These figures are also reported in response to item 4(g) below.

(e)        Registrant’s audit committee charter provides that the audit committee (comprised of the independent Trustees of registrant) is responsible for pre-approval of all auditing services performed for the registrant. The audit committee also is responsible for pre-approval (subject to the de minimis exceptions for non-audit services described in Section 10A(i)(1)(B) of the Securities Exchange Act of 1934) of all non-auditing services performed for the registrant or an affiliate of registrant. In addition, registrant’s audit committee charter permits a designated member of the audit committee to pre-approve, between meetings, one or more audit or non-audit service projects, subject to an expense limit and notification to the audit committee at the next committee meeting. Registrant’s audit committee pre-approved all fees described above that PwC billed to registrant.

(f)         Less than 50% of the hours billed by PwC for auditing services to registrant for the fiscal year ended October 31, 2021 were for work performed by persons other than full-time permanent employees of PwC.

(g)        The aggregate non-audit fees billed by PwC to registrant and to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for the fiscal years ending October 31, 2020 and October 31, 2021 were $3,600 and $3,600 respectively.  These figures are also reported in response to item 4(d) above.

(h)        Registrant’s audit committee has considered the non-audit services provided to the registrant and registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser as described above and determined that these services do not compromise PwC’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)

Registrant’s Schedule of Investments is included in the report to shareholders filed under Item 1.

(b)

Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated  Purchasers

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures

(a)        Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)        There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment  Companies

Not applicable

Item 13. Exhibits

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: See EX-99.CODE attached hereto.

(a)(2)     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3)     Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4)     Change in the registrant’s independent public accountant: Not applicable

(b)        If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See EX-99.906CERT attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: December 29, 2021                                              Thrivent Core Funds

                                                                                       By:   /s/ David S. Royal
                                                                                               David S. Royal
                                                                                            President and Chief Investment Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: December 29, 2021                                              By:   /s/ David S. Royal
                                                                                               David S. Royal
                                                                                            President and Chief Investment Officer
                                                                                            (principal executive officer)

Date: December 29, 2021                                              By:   /s/ Gerard V. Vaillancourt
                                                                                               Gerard V. Vaillancourt
                                                                                            Treasurer and Principal Accounting Officer
                                                                                            (principal financial officer)
Annual Report
October 31, 2021
Thrivent Core Funds

Table of Contents
Portfolio Perspectives
Thrivent Core Emerging Markets Debt Fund 2
Thrivent Core Emerging Markets Equity Fund 4
Thrivent Core International Equity Fund 6
Thrivent Core Low Volatility Equity Fund 8
Thrivent Core Short-Term Reserve Fund 10
Shareholder Expense Example 12
Report of Independent Registered Public Accounting
Firm 13
Schedule of Investments
Thrivent Core Emerging Markets Debt Fund 15
Thrivent Core Emerging Markets Equity Fund 22
Thrivent Core International Equity Fund 31
Thrivent Core Low Volatility Equity Fund 39
Thrivent Core Short-Term Reserve Fund 42
Statement of Assets and Liabilities 50
Statement of Operations 52
Statement of Changes in Net Assets 54
Notes to Financial Statements 56
Financial Highlights 68
Additional Information 70
Board of Trustees and Officers 71

Thrivent Core Emerging Markets Debt Fund

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
James B. Carlen, CFA, Portfolio Manager
The Fund seeks to maximize total return while providing high current income and capital appreciation. The Fund's investment objective may be changed without shareholder approval.
Investment in Thrivent Core Emerging Markets Debt Fund involves risks including emerging markets, sovereign debt, foreign securities, credit, interest rate, market, LIBOR, high yield, investment adviser, issuer, derivatives, liquidity, ETF, non-diversified, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2021?
Thrivent Core Emerging Markets Debt Fund earned a return of 3.38%, compared with its market benchmarks, the Bloomberg EM USD
Aggregate Index and the JP Morgan EMBI Global Diversified Index, which earned returns of 3.01% and 4.41%, respectively. The JP
Morgan EMBI Global Diversified Index became the market benchmark for the Fund starting March 31, 2021.
What factors affected the Fund’s performance?
During the reporting period, we witnessed heightened market volatility and significant swings in performance. The emerging market (EM)
debt sector rallied twice and sold off twice, resulting in a positive but somewhat modest return relative to other risk sectors. U.S. Treasury rates were an important headwind for the segment with the 10-year Treasury bond yield increasing by 67 basis points during the period to end at 1.55%. Sector spreads tightened during the year, offsetting most of the impact from rising Treasury yields.
Four key factors impacted EM debt sector performance during the period, including the trajectory of developed market (DM) stimulus, the effects of COVID dynamics on economic growth, the response of EM debt policies to the post-emergency world, and the level of access to international capital markets. Continuing a well-worn pattern, the global backdrop was a key source of uncertainty for EM debt.
The pandemic generated questions about the effectiveness and durability of DM monetary and fiscal stimulus to act as a bridge until vaccinations hit a critical mass and global growth was self-sustaining. The emergence of the Delta variant short-circuited the expected summertime recovery, which elevated the importance of full vaccination rates for a return to economic normalcy. Because most EM countries started later and proceeded slower in their vaccination campaigns due to resource constraints, the economic impact of the Delta variant was more acute in the EM sector.
The varying structures of EM economies also played a bigger role in determining relative winners and losers from the pandemic. Countries with a strong focus on commodity exports performed relatively better, especially in light of the boom in commodity prices. However, EM countries more focused on manufacturing were hurt by continued supply chain problems, while those that rely on tourism experienced even more uneven growth.
A key question that became more salient toward the end of the period was how EM economies adjust to this new normal. Most EM economies suffered a large drop in economic output and took fiscal steps to counter the humanitarian impact of large swaths of their economies shutting down. However, this resulted in material increases to their public debt levels, which in many cases were already problematic. Going forward, we will watch carefully to see which EM countries can effectively begin the process of fiscal adjustment and accelerating growth to make their debt load manageable and which may need to undertake some version of debt restructuring.
Efforts by the International Monetary Fund (IMF) to provide resources to struggling EM economies, first through its Rapid Financing
Instrument in 2020 and then through its Special Drawing Rights (SDR) allocation in August 2021, have played a vital role for the EM sector over the past two years. Going forward, the role of the IMF and the other international financial institutions will remain important for EM funding, but the intensity and magnitude of the recent engagement is not sustainable. The reaction of international capital markets to recent large EM debt issuance has reinforced the message that these economies need a period of fiscal retrenchment to reduce their presence in the market as many of the weaker EM countries came into the pandemic with already compromised balance sheets.
During the period, the Fund outperformed its Bloomberg benchmark mainly due to overweightings in Petroleos Mexicanos (Pemex), the Dominican Republic, Ivory Coast, Oman, and Ghana and underweightings in Panama, Peru, and the Philippines. The Fund
underperformed the new JP Morgan EMBI benchmark. Detractors included underweightings in Ecuador, Sri Lanka, Lebanon, and Zambia.
What is your outlook?
Recent EM volatility in lower-rated sovereigns has created some pockets of value in the asset class, although aggregate spreads in the sector look only modestly wider than fair value. The U.S. Federal Reserve’s tapering of its monthly asset purchases remains an important overhang on the EM sector. However, if inflation proves transitory and supply shocks abate, we could see a solid period of risk taking that propels the sector. EM fundamentals are mixed with some important issuers addressing their long-delayed fiscal and structural issues, while others are at risk of joining the list of defaulters if global growth does not accelerate and they do not implement delayed adjustments.
We will continue to carefully monitor exposures to sectors that will recover more gradually from the pandemic such as tourism and other cross border services. Nonetheless, we see some stable-to-improving country stories where the Fund remains overweighted such as the
Dominican Republic, Ivory Coast, and Oman. Global DM monetary policy remains neutral, although it could become more of a headwind further into 2022. On a valuation basis, we believe EM debt looks a bit cheap to fair value and in particular looks attractive relative to other risk sectors.

Major Market Sectors
(% of Net Assets)
Foreign Government 78.3%
Energy 11.4%
Utilities 4.1%
Communications Services 1.2%
Unaffiliated Registered
Investment Companies 0.9%
Basic Materials 0.7%
Financials 0.5%
Capital Goods 0.2%
Transportation 0.2%
Consumer Non-Cyclical 0.2%
Top 10 Countries
(% of Net Assets)
Mexico 6.2%
Indonesia 5.1%
Qatar 4.5%
Egypt 4.4%
Saudi Arabia 4.1%
Turkey 3.8%
Dominican Republic 3.7%
Oman 3.7%
Colombia 3.4%
Chile 3.3%
Investments in securities in these countries
represent 42.2% of the total net assets of the
Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). If Moody’s and
S&P have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Countries are subject to change.
The lists of Major Market Sectors and Top 10 Countries exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned.
Average Annual Total
Returns
1
As of October 31, 2021
1- Year
From Inception
9/5/2017
3.38% 3.74%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, visit SEC.gov. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call 800-847-4836 for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
* The Bloomberg EM USD Aggregate Index is a hard currency Emerging Markets debt benchmark that includes USD denominated debt from sovereign, quasi-sovereign, and corporate EM issuers.
** JP Morgan EMBI Global Diversified Index is an unmanaged, market-capitalization weighted, total-return index tracking the traded market for U.S. –
dollar – denominated Brady bonds, Eurobonds, traded loans, and local market debt instruments issued by sovereign and quasi-sovereign entities.
*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Core Emerging Markets Equity Fund

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Noah J. Monsen, CFA and Brian W. Bomgren, CQF, Portfolio Co-Managers
The Fund seeks long-term capital appreciation. The Fund's investment objective may be changed without shareholder approval.
Investment in Thrivent Core Emerging Markets Equity Fund involves risks including emerging markets, foreign securities, quantitative investing, equity security, market, regional, foreign currency, issuer, investment adviser, technology-oriented companies, ETF, derivatives, non-diversified, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2021?
Thrivent Core Emerging Markets Equity Fund earned a return of 15.05%, compared with the return of its market benchmark, the MSCI
Emerging Markets Index (USD Net Returns), of 16.96%.
What factors affected the Fund’s performance?
The year began with the release of the first large-scale COVID-19 vaccine trial data in November 2020, which ignited risk appetites in markets. Since the beginning of the pandemic, market sentiment closely followed changes in the public health outlook caused by the ebbs and flows of the virus in different regions. In most developed markets, this meant that market performance was consistent with broad economic recovery but punctuated with periods of high risk aversion that coincided with surges in virus cases. However, in emerging markets (EM), the economic recovery had varying effects on countries depending on the drivers of their economies. The Energy and
Materials sectors produced among the highest returns over the period, which was reflected in the high returns of EM countries with significant mining and energy presence, such as Russia and Saudi Arabia. Pandemic case rates and the effectiveness of government actions also helped to differentiate country returns. Many South American countries lagged, especially Brazil, while nations that saw more success in combatting the virus performed better, such as South Korea and Taiwan.
China experienced negative stock market returns, largely due to concerns over domestic issues. Industries like education came under government scrutiny, calling into question the future profitability of firms in those industries. Also, the government’s assertion to access data of the largest technology platform providers became a risk for many of China’s most valuable companies. Finally, financial troubles at one of China’s largest real estate developers increased risks to that sector after many years of debt-financed growth. Together these factors overwhelmed the strong global economic recovery to produce negative stock market returns in China.
As a result, security selection in China was primarily responsible for the Fund’s shortfall versus the benchmark during the period. The underperformance was concentrated in China’s consumer sectors, and more specifically in the Internet and Direct Marketing Retail industry (Alibaba) as well as education stocks that were the subject of Chinese government intervention. On the other hand, country allocation contributed significantly to performance, particularly the Fund’s underweighting in China and overweighting in India. Factor exposures also benefited the Fund’s results, mainly through the momentum and profitability factors.
The Fund uses equity index futures to manage cash flows and maintain consistent market exposure. Use of these derivatives did not materially impact the Fund’s returns.
What is your outlook?
We expect the current economic recovery to continue while moderating from the extraordinary pace of growth over the past year.
However, economic optimism may be tempered somewhat by concern over inflation. We see a risk that these inflationary pressures could cause interest rates to rise, which would likely be a headwind for equity returns and precipitate an increase in volatility in the coming year. Specific to EM, the prospect of higher U.S. interest rates could continue to put upward pressure on the U.S. dollar relative to EM currencies. This would be a drag on returns for U.S.-based investors and could exacerbate inflationary pressures in EM countries.
Under these conditions, we expect value stocks to continue to perform well, albeit not at the extreme level of outperformance from the past year. We do not expect growth factors to aid significantly in stock selection, and if interest rates begin to rise materially, yield-derived factors such as dividend yield may perform poorly as well. Our outlook for low volatility as an equity factor is close to neutral, and we do not anticipate as large of a dispersion between high-volatility and low-volatility stocks.

Portfolio Composition
(% of Portfolio)
Common Stock 99.6%
Preferred Stock 0.3%
Short-Term Investments 0.1%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Information Technology 23.0%
Financials 17.6%
Consumer Discretionary 16.8%
Materials 9.3%
Communications Services 8.9%
Health Care 5.5%
Energy 5.1%
Consumer Staples 4.3%
Industrials 4.2%
Utilities 2.7%
Top 10 Countries
(% of Net Assets)
China 18.1%
Taiwan 16.0%
Cayman Islands 14.3%
India 13.9%
South Korea 11.4%
Russian Federation 4.1%
Saudi Arabia 3.5%
Brazil 3.5%
South Africa 2.9%
Mexico 1.6%
Investments in securities in these countries
represent 89.3% of the total net assets of the
Fund.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Countries are subject to change.
The lists of Major Market Sectors and Top 10 Countries exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned.
Average Annual Total
Returns
1
As of October 31, 2021
1-Year
From Inception
1/31/2020
15.05% 10.55%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, visit SEC.gov. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call 800-847-4836 for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
* The MSCI Emerging Markets Index-USD Net Returns is a modified capitalization-weighted index of selected emerging economies from around the world. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Core International Equity Fund

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Noah J. Monsen, CFA and Brian W. Bomgren, CQF, Portfolio Co-Managers
The Fund seeks long-term capital appreciation. The Fund's investment objective may be changed without shareholder approval.
Investment in Thrivent Core International Equity Fund involves risks including equity security, foreign securities, quantitative investing, foreign currency, market, regional, issuer, investment adviser, large cap, mid cap, small cap, portfolio turnover rate, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2021?
Thrivent Core International Equity Fund earned a return of 37.77%, compared with the return of its market benchmark, the MSCI World Ex-
USA Index (net), of 35.59%.
What factors affected the Fund’s performance?
As the period got underway, the global economy was rebounding from a steep, but short-lived recession caused by the COVID-19 pandemic. The recovery was fueled by massive amounts of stimulus from the Federal Reserve (Fed) and other central banks, and government spending, as well as positive news about the efficacy of vaccines announced in November 2020, which led to economic re-openings. The vaccine announcements also sparked a risk-on market and led equities to perform very well throughout the Fund’s fiscal year. As the period ended, stronger growth and employment figures and rising inflation caused the Fed to begin tapering its monthly asset purchases while moving up the estimated timeline for rate increases to 2022.
With this backdrop, value stocks and highly leveraged stocks produced strong results. Cyclical stocks also outperformed led by the Energy and Financial sectors, while the more defensive Utilities, Consumer Staples, and Health Care sectors were the period’s weakest performers. A number of highly speculative securities and assets also saw outsized returns, including several heavily shorted stocks, crypto currencies, and special-purpose acquisition companies (SPACs). In addition, stocks with more price and earnings volatility outperformed lower-volatility stocks. Meanwhile, growth stocks, which have enjoyed a lengthy period of market leadership, underperformed as did more profitable companies. In Europe and Asia, dynamics were similar to the U.S. market except that price momentum, which involves buying past winners and selling past losers, was a much more significant detractor and short stocks didn’t come into play. In Japan, stocks with high dividend yields and financial leverage performed well, while stocks with more price momentum and profitability lagged.
Our team uses a quantitative approach to select securities that focuses on emphasizing certain factors in the markets that we believe will outperform. During the period, stock selection was the primary driver of the Fund’s outperformance versus its benchmark, particularly in the Industrial, Communication Services, and Consumer Staples sectors. The Fund also experienced positive results from country, sector, and industry allocations, which offset a negative overall impact from style factors. In particular, the Fund’s underweighted position in Hong
Kong, which was pulled down by China’s troubles, was the biggest single country contributor. Other country contributions were small but added up to meaningful outperformance. In terms of sector allocations, underweighted positions in both Utilities and Consumer Staples benefited results the most. Two style factors weighed on results versus the benchmark including the Fund’s underweighting in value stocks and overweighting in low-volatility stocks, which did not perform well in the risk-on market. Stock selection was also weak in Financials,
Real Estate, and Utilities. We continued to employ derivatives to rebalance equity exposures to the Fund’s tactical targets, which positively impacted results.
What is your outlook?
Barring an unexpected resurgence of the COVID-19 pandemic, we expect the current economic recovery to continue while moderating from the extraordinary pace of growth over the past year. We anticipate corporate earnings growth to slow to a level more consistent with long-term averages. Economic optimism may be tempered somewhat by concern over inflation as high demand for goods and services has been met with disrupted supply chains and firms’ inability to hire enough workers to keep pace with demand. We see a risk that these inflationary pressures could cause interest rates to rise, which would likely be a headwind for equity returns and precipitate an increase in volatility in the coming year.
Under these conditions, we expect value stocks to continue to perform well, albeit not at the extreme level of outperformance from this past year. While economic growth remains fairly robust, we do not expect growth factors to aid significantly in stock selection. If interest rates begin to rise materially, yield-derived factors such as dividend yield may perform poorly as well. Our outlook for low volatility as an equity factor is close to neutral, and we do not anticipate as large of a dispersion between high-volatility and low-volatility stocks as was the case in the past year.
Going forward, factor exposures should continue to drive the investment process for this Fund. Our focus remains on finding international equities from profitable companies with attractive valuations, positive price momentum, low volatility, and high earnings quality. Industry and country weightings will continue to be driven by the companies we own based on the factors we are emphasizing. The Fund’s small-
cap exposure, while still an overweighting, is significantly lower than the previous performance period for risk management purposes.

Portfolio Composition
(% of Portfolio)
Common Stock 99.4%
Short-Term Investments 0.3%
Preferred Stock 0.3%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Financials 17.5%
Industrials 17.3%
Health Care 13.1%
Information Technology 10.9%
Consumer Discretionary 9.2%
Consumer Staples 7.2%
Materials 7.1%
Energy 6.8%
Communications Services 6.3%
Real Estate 2.6%
Top 10 Countries
(% of Net Assets)
Japan 20.4%
Canada 11.2%
Switzerland 10.9%
United Kingdom 9.7%
France 7.8%
Australia 7.4%
Germany 6.5%
Netherlands 6.4%
Denmark 4.0%
Sweden 3.7%
Investments in securities in these countries
represent 88.0% of the total net assets of the
Fund.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Countries are subject to change.
The lists of Major Market Sectors and Top 10 Countries exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned.
Average Annual Total
Returns
1
As of October 31, 2021
1-Year
From Inception
11/14/2017
37.77% 5.87%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, visit SEC.gov. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call 800-847-4836 for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
* The MSCI World Ex-USA Index (Net) is an index which captures large and mid cap representation across 22 of 23 Developed Markets countries, ex-
cluding the United States
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Core Low Volatility Equity Fund

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Noah J. Monsen, CFA and Brian W. Bomgren, CQF, Portfolio Co-Managers
The Fund seeks to provide long-term capital appreciation with lower volatility relative to the domestic equity market. The Fund's investment objective may be changed without shareholder approval.
Investment in Thrivent Core Low Volatility Equity Fund involves risks including equity security, quantitative investing, market, issuer, investment adviser, large cap, mid cap, small cap, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2021?
Thrivent Core Low Volatility Equity Fund earned a return of 31.84%, compared with the return of its market benchmark, the MSCI USA
Minimum Volatility Index (USD), of 27.37%.
What factors affected the Fund’s performance?
As the period got underway, the U.S. economy was rebounding from its steepest, but shortest-lived recession in modern history caused by the COVID-19 pandemic. The recovery was fueled by massive amounts of Federal Reserve (Fed) stimulus and government spending, as well as positive news about the efficacy of vaccines announced in November 2020, which led to economic re-openings. The vaccine announcements also sparked a risk-on market and led equities to perform very well throughout the Fund’s fiscal year. As the period ended, stronger growth and employment figures and rising inflation caused the Fed to begin tapering its monthly asset purchases while moving up the estimated timeline for rate increases to 2022.
With this backdrop, value stocks and highly leveraged stocks produced strong results. Cyclical stocks also outperformed led by the Energy and Financial sectors, while the more defensive Utilities, Consumer Staples, and Health Care sectors were the period’s weakest performers. A number of highly speculative securities and assets also saw outsized returns, including several heavily shorted stocks, crypto currencies, and special-purpose acquisition companies (SPACs). In addition, stocks with more price and earnings volatility outperformed lower-volatility stocks. Meanwhile, growth stocks, which have enjoyed a lengthy period of market leadership, underperformed as did more profitable companies.
Our team uses a quantitative approach to select a broadly diversified portfolio of securities with a focus on emphasizing certain factors in the markets that we believe will outperform. During the period, stock selection was the primary driver of the Fund’s outperformance versus its benchmark, particularly in the Information Technology sector. Sector allocation was slightly negative, but not materially so since the Fund’s weights tracked fairly close to the benchmark’s sector exposures. In terms of style factors, the Fund’s underweighting in value stocks weighed slightly on results versus the benchmark because of the segment’s strong performance.
What is your outlook?
Barring an unexpected resurgence of the COVID-19 pandemic, we expect the current economic recovery to continue while moderating from the extraordinary pace of growth over the past year. We anticipate corporate earnings growth to slow to a level more consistent with long-term averages. Economic optimism may be tempered somewhat by concern over inflation as high demand for goods and services has been met with disrupted supply chains and firms’ inability to hire enough workers to keep pace with demand. We see a risk that these inflationary pressures could cause interest rates to rise, which would likely be a headwind for equity returns and precipitate an increase in volatility in the coming year.
Under these conditions, we expect value stocks to continue to perform well, albeit not at the extreme level of outperformance from this past year. While economic growth remains fairly robust, we do not expect growth factors to aid significantly in stock selection. If interest rates begin to rise materially, yield-derived factors such as dividend yield may perform poorly as well. Our outlook for low volatility as an equity factor is close to neutral, and we do not anticipate as large of a dispersion between high-volatility and low-volatility stocks as was the case in the past year. This is consistent with our long-term expectation for low-volatility stocks to produce returns similar to the market over a full market cycle, but with lower overall volatility. We will continue to focus on finding profitable companies with low volatility, attractive valuations, positive price momentum, and high-quality earnings. Industry weightings will continue to be driven by the companies we own based on the factors we are emphasizing.

Portfolio Composition
(% of Portfolio)
Common Stock 99.9%
Short-Term Investments 0.1%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Information Technology 27.0%
Health Care 21.2%
Consumer Staples 11.5%
Industrials 9.1%
Communications Services 7.5%
Financials 7.1%
Utilities 6.7%
Consumer Discretionary 4.7%
Real Estate 2.8%
Materials 2.1%
Top 10 Holdings
(% of Net Assets)
Microsoft Corporation 2.9%
Accenture plc 2.8%
Verizon Communications, Inc. 2.6%
Adobe, Inc. 2.4%
Johnson & Johnson 2.4%
Regeneron Pharmaceuticals, Inc. 2.3%
Public Storage, Inc. 2.1%
McDonald's Corporation 1.9%
Eli Lilly and Company 1.9%
Waste Management, Inc. 1.6%
These securities represent 22.9% of the total
net assets of the Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned.
Average Annual Total
Returns
1
As of October 31, 2021
1-Year
From Inception
2/28/2018
31.84% 15.09%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, visit SEC.gov. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call 800-847-4836 for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
* The MSCI USA Minimum Volatility Index (USD) is an index which aims to reflect the performance characteristics of a minimum variance strategy applied to the large and mid cap USA equity universe.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Core Short-Term Reserve Fund

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
William D. Stouten, Portfolio Manager
The Fund seeks a high level of current income consistent with liquidity and the preservation of capital.
Investment in Thrivent Core Short-Term Reserve Fund involves interest rate, LIBOR, mortgage-backed and other asset-backed securities, credit, financial sector, government securities, prepayment, redemption and share ownership, redemption and lending, regulatory, cybersecurity, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Thrivent Core Short-Term Reserve Fund's primary role is to serve as a cash sweep vehicle for Thrivent Mutual Funds and Thrivent Series
Fund, Inc. To help meet this objective, the Fund is invested in investment-grade fixed-income securities; however, its overall weighted average maturity is limited to 180 days or less to help us manage the fluctuation in the Fund’s underlying share price. Investments consist of U.S. dollar-denominated debt securities such as: obligations of federal, state and local governments, their agencies and instrumentalities; mortgage-backed and asset-backed securities; corporate debt securities; time deposits; commercial paper; repurchase agreements; and other securities that have debt-like characteristics. The Fund may also invest in other investment companies that have exposure to fixed-income securities.
How did the Fund perform during the 12-month period ended October 31, 2021?
The Thrivent Core Short-Term Reserve Fund earned a return of 0.17%. Its 30-day yield at period end was 0.13%, which was higher than the 0.09% yield of 60-day commercial paper (source: Bloomberg, U.S. Commercial Paper Placed Top 60-Day Discount).
What factors affected the Fund's performance?
As the period got underway, the U.S. economy was rebounding from a steep, but short-lived recession caused by the COVID-19 pandemic lockdowns. The recovery was fueled by massive amounts of Federal Reserve (Fed) stimulus and government spending, as well as the reopening of the economy. The Fed kept its target federal funds rate at 0% to 0.25% and maintained its monthly purchases of
Treasury and agency mortgage-backed securities throughout the reporting period. However, policymakers were able to wind down several other programs established during the height of the crisis to address the severely strained market liquidity and financial dislocation. At the end of March 2021, the Fed stopped extending credit through the Money Market Mutual Fund Liquidity Facility (MMLF), which had been established a year earlier to assist prime money market funds in meeting demands for redemptions. This program, along with several other facilities that supported the flow of credit to dealers, corporations, municipalities and consumers, provided an important backstop for the U.S. economy and prevented a major economic fallout from the event. In the final month of the reporting period, the Fed hinted that it would begin tapering its monthly asset purchases before year end, which policymakers officially announced on November 3.
With the federal funds rate on hold throughout the period, short-term Treasury rates remained anchored near zero. The Fed’s ongoing asset purchases added to the already tremendous amount of excess cash in the system from both corporations and individual investors, versus a limited supply of available securities, which put further pressure on shorter-term yields. Although short rates rose slightly and briefly in September during the U.S. debt ceiling debate, the three-month Treasury bill rate ended the period slightly lower at 0.05% as the budget deadline was extended to December 2021. Across the rest of the yield curve, rates were pressured higher, especially for intermediate maturities, as inflation rose significantly due to the combination of record stimulus, restrictive government policies, resumed demand, disrupted supply chains, labor constraints, and higher energy prices.
Due to narrow credit spreads and low yields, the market did not offer much opportunity to pick up additional yield by increasing credit exposure or extending duration. Therefore, we favored floating-rate securities, which adjust periodically to changing interest rates and comprised nearly 40% of the portfolio. We also increased the Fund’s commercial paper exposure to 54%, while lowering its exposure to
U.S. government obligations to approximately 20%. The remainder of the Fund’s portfolio was invested in approximately 11% corporate bonds, 9% certificates of deposit (CDs), 4% asset-backed securities and 2% municipal securities.
The Fund’s weighted average maturity (WAM) stayed virtually the same, falling slightly from 43 days at the beginning of the fiscal year to
41 days by period end. We typically target an average WAM of less than 65 days because it reduces the price sensitivity of the Fund’s portfolio to changes in interest rates and aids with liquidity. However, the Fund’s weighted average life (WAL) declined significantly due to the combination of a large increase in assets and a drop in attractive issuance from banks. At the end of October 2021, the Fund’s net assets totaled approximately $6.5 billion and its WAL was 82 days.
What is your outlook?
Because the primary purpose of the Fund is to provide liquidity to Thrivent Mutual Funds and Thrivent Series Fund, Inc., we will continue to manage its portfolio conservatively to preserve liquidity and minimize net asset value (NAV) volatility.

Portfolio Composition
(% of Portfolio)
Short-Term Investments 100.0%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Financials 37.7%
Utilities 19.0%
U.S. Government & Agencies 18.6%
Consumer Cyclical 6.2%
Consumer Non-Cyclical 4.9%
Basic Materials 4.1%
Asset-Backed Securities 3.4%
Capital Goods 3.3%
U.S. Municipals 1.6%
Energy 1.2%
Top 10 Holdings
(% of Net Assets)
Federal Farm Credit Bank 3.1%
Federal Farm Credit Bank 1.5%
Federal Agricultural Mortgage
Corporation 1.5%
Federal Home Loan Bank 1.4%
Federal Farm Credit Bank 1.2%
Federal Agricultural Mortgage
Corporation 1.0%
Federal Agricultural Mortgage
Corporation 1.0%
U.S. Treasury Bills 0.8%
Public Service Enterprise Group, Inc. 0.7%
U.S. Treasury Bills 0.7%
These securities represent 12.9% of the total
net assets of the Fund.
Quoted Major Market Sectors, Portfolio Composition and Top 10 Holdings are subject to change.
Average Annual Total Returns
1
As of October 31, 2021
1-Year 5-Year
From Inception
5/2/2016
0.17% 1.42% 1.35%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, visit SEC.gov. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call 800-847-4836 for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
* The Bloomberg Short-term Government/Corporate Index – 3-6 months is an index which measures the performance of USD denominated, fixed rate, investment grade bonds that are in the government or corporate sector and have a remaining maturity of 3-6 months.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Shareholder Expense Example
(unaudited)
As a shareholder of a Fund, you incur ongoing costs, including administrative fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May
1, 2021 through October 31, 2021.
Actual Expenses
In the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled
"Expenses Paid during Period" to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
In the table below, the second line provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appears in the shareholder reports of the other funds.
Beginning Account
Value 5/1/2021
Ending Account Value
10/31/2021
Expenses Paid During
Period  5/1/2021
- 10/31/2021
*
Annualized Expense
Ratio
Thrivent Core Emerging Markets Debt Fund
Actual
$1,000 $1,008 $0.19 0.04%
Hypothetical
**
$1,000 $1,025 $0.20 0.04%
Thrivent Core Emerging Markets Equity Fund
Actual
$1,000 $946 $0.80 0.16%
Hypothetical
**
$1,000 $1,024 $0.84 0.16%
Thrivent Core International Equity Fund
Actual
$1,000 $1,084 $0.30 0.06%
Hypothetical
**
$1,000 $1,025 $0.30 0.06%
Thrivent Core Low Volatility Equity Fund
Actual
$1,000 $1,106 $0.18 0.03%
Hypothetical
**
$1,000 $1,025 $0.17 0.03%
Thrivent Core Short-Term Reserve Fund
Actual
$1,000 $1,001 $0.03 0.01%
Hypothetical
**
$1,000 $1,025 $0.03 0.01%
* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by
184/365 to reflect the one-half year period.
** Assuming 5% annualized total return before expenses.

To the Board of Trustees of Thrivent Core Funds and Shareholders of each of the five funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (constituting Thrivent Core Funds, hereafter collectively referred to as the "Funds")
as of October 31, 2021, the related statements of operations for the year ended October 31, 2021, the statements of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October
31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Thrivent Core Emerging Markets Debt Fund (1) Thrivent Core Low Volatility Equity Fund (1)
Thrivent Core Emerging Markets Equity Fund (2) Thrivent Core Short-Term Reserve Fund (1)
Thrivent Core International Equity Fund (1)
(1) Statement of changes in net assets for the years ended October 31, 2021 and 2020
(2) Statement of changes in net assets for the year ended October 31, 2021 and the period February
3, 2020 (commencement of operations) through October 31, 2020
PricewaterhouseCoopers LLP, 45 South Seventh Street, Suite 3400, Minneapolis, MN 55402
T: (612) 596 6000, www.pwc.com/us
Report of Independent Registered Public Accounting Firm

Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
December 17, 2021
We have served as the auditor of one or more investment companies in Thrivent Financial for Lutherans investment company complex since 1987.

Emerging Markets Debt Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 96.6% ) Value
Angola (2.0%)
Angola Government International
Bond
$ 14,000,000 8.250%,  5/9/2028 $ 14,073,360
2,500,000 8.000%,  11/26/2029 2,475,300
2,000,000 9.125%,  11/26/2049 1,949,088
4,000,000 9.500%,  11/12/2025 4,322,328
Total 22,820,076
Argentina (1.1%)
Argentina Government International
Bond
1,800,000 0.500%,  7/9/2030
a
613,980
24,000,000 1.125%,  7/9/2035
a
7,404,240
12,700,000 2.500%,  7/9/2041
a
4,370,705
Total 12,388,925
Azerbaijan (0.4%)
Azerbaijan Government
International Bond
3,900,000 3.500%,  9/1/2032 3,987,688
Total 3,987,688
Bahrain (1.3%)
Bahrain Government International
Bond
4,000,000 6.125%,  8/1/2023
b
4,228,000
2,000,000 7.000%,  10/12/2028
b
2,189,016
3,000,000 7.500%,  9/20/2047
b
3,103,680
1,000,000 7.500%,  9/20/2047 1,034,560
CBB International Sukuk
Programme SPC
4,000,000 6.250%,  11/14/2024 4,327,464
Total 14,882,720
Belarus (0.7%)
Belarus Government International
Bond
2,500,000 6.875%,  2/28/2023 2,526,750
6,100,000 6.200%,  2/28/2030 5,286,504
Total 7,813,254
Brazil (1.8%)
Brazil Government International
Bond
2,900,000 4.750%,  1/14/2050 2,476,426
4,800,000 2.625%,  1/5/2023 4,889,184
3,000,000 2.875%,  6/6/2025 2,997,330
1,000,000 4.500%,  5/30/2029 999,630
3,000,000 3.875%,  6/12/2030 2,814,870
1,300,000 5.000%,  1/27/2045 1,164,098
2,000,000 5.625%,  2/21/2047 1,925,020
Petrobras Global Finance BV
2,900,000 6.850%,  6/5/2115
c
2,849,279
Total 20,115,837
Canada (0.9%)
Canacol Energy, Ltd.
4,500,000 7.250%,  5/3/2025 4,686,795
Principal
Amount Long-Term Fixed Income (96.6%) Value
Canada (0.9%) - continued
Petronas Energy Canada, Ltd.
$ 6,000,000 2.112%,  3/23/2028
b
$ 5,975,468
Total 10,662,263
Cayman Islands (0.3%)
Rutas 2 and 7 Finance, Ltd.
1,500,000 Zero Coupon,  9/30/2036
b
1,105,380
SA Global Sukuk , Ltd.
2,000,000 2.694%,  6/17/2031
b
2,003,200
Total 3,108,580
Chile (3.3%)
Chile Government International
Bond
1,700,000 3.100%,  1/22/2061 1,566,941
7,500,000 3.500%,  1/25/2050 7,629,450
4,000,000 3.125%,  1/21/2026 4,242,680
4,600,000 3.240%,  2/6/2028 4,851,528
3,000,000 2.450%,  1/31/2031 2,953,230
11,850,000 2.550%,  7/27/2033 11,438,923
Corporacion Nacional del Cobre
de Chile
4,600,000 3.750%,  1/15/2031 4,873,386
Total 37,556,138
Colombia (3.4%)
Colombia Government International
Bond
5,000,000 2.625%,  3/15/2023 5,070,950
3,375,000 3.875%,  4/25/2027 3,496,567
3,700,000 4.500%,  3/15/2029 3,902,649
4,986,000 3.125%,  4/15/2031 4,669,539
4,000,000 7.375%,  9/18/2037 4,948,240
8,500,000 6.125%,  1/18/2041 9,440,270
4,605,000 5.625%,  2/26/2044 4,854,729
2,000,000 5.000%,  6/15/2045 1,969,560
Total 38,352,504
Costa Rica (0.8%)
Costa Rica Government
International Bond
2,500,000 4.375%,  4/30/2025 2,566,250
4,500,000 7.000%,  4/4/2044 4,488,795
Instituto Costarricense de
Electricidad
2,000,000 6.750%,  10/7/2031
b
1,986,000
Total 9,041,045
Dominican Republic (3.7%)
Dominican Republic Government
International Bond
3,000,000 6.875%,  1/29/2026
b
3,435,030
4,000,000 5.950%,  1/25/2027
b
4,460,040
5,500,000 4.875%,  9/23/2032
b
5,582,555
2,000,000 5.300%,  1/21/2041
b
1,980,020
3,300,000 7.450%,  4/30/2044
b
3,927,033
4,900,000 6.850%,  1/27/2045 5,463,549
8,300,000 6.500%,  2/15/2048
b,c
8,881,083
8,000,000 6.400%,  6/5/2049
b
8,500,080
Total 42,229,390

Emerging Markets Debt Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.6%) Value
Ecuador (1.8%)
Ecuador Government International
Bond
$ 7,500,000 5.000%,  7/31/2030
a
$ 6,225,000
21,000,000 1.000%,  7/31/2035
a
13,833,960
Total 20,058,960
Egypt (4.4%)
Egypt Government International
Bond
4,000,000 7.500%,  2/16/2061
b
3,390,000
2,000,000 8.875%,  5/29/2050
b
1,883,740
2,000,000 8.750%,  9/30/2051
b
1,881,400
500,000 8.150%,  11/20/2059
b
446,110
4,000,000 6.125%,  1/31/2022 4,025,920
3,000,000 5.800%,  9/30/2027
b
2,910,000
7,800,000 7.600%,  3/1/2029 7,839,000
8,500,000 7.053%,  1/15/2032
b
7,968,750
5,000,000 7.625%,  5/29/2032 4,834,250
2,000,000 6.875%,  4/30/2040 1,772,400
5,000,000 8.500%,  1/31/2047 4,619,800
9,000,000 7.903%,  2/21/2048 7,916,040
Total 49,487,410
El Salvador (0.7%)
El Salvador Government
International Bond
4,700,000 8.625%,  2/28/2029 3,750,600
5,000,000 7.625%,  2/1/2041 3,662,500
Total 7,413,100
Ghana (1.7%)
Ghana Government International
Bond
4,000,000 6.375%,  2/11/2027 3,577,200
3,000,000 7.750%,  4/7/2029
b
2,666,652
5,000,000 8.625%,  4/7/2034
b
4,423,900
6,500,000 7.875%,  2/11/2035
b
5,520,801
4,000,000 8.875%,  5/7/2042 3,497,800
Total 19,686,353
Guatemala (1.0%)
Guatemala Government
International Bond
1,000,000 6.125%,  6/1/2050
b
1,173,000
4,590,000 4.500%,  5/3/2026 4,906,710
3,700,000 4.375%,  6/5/2027 3,947,900
1,000,000 4.650%,  10/7/2041
b
1,019,500
Total 11,047,110
Honduras (0.1%)
Honduras Government International
Bond
1,000,000 6.250%,  1/19/2027 1,043,500
Total 1,043,500
Hungary (0.1%)
Hungary Government International
Bond
1,500,000 3.125%,  9/21/2051
b
1,459,173
Total 1,459,173
Principal
Amount Long-Term Fixed Income (96.6%) Value
Indonesia (5.1%)
Indonesia Government International
Bond
$ 4,650,000 3.750%,  4/25/2022
b
$ 4,713,319
964,000 3.375%,  4/15/2023
b
998,315
2,397,000 5.875%,  1/15/2024
b
2,649,940
5,000,000 4.125%,  1/15/2025 5,416,700
6,100,000 4.750%,  1/8/2026
b
6,853,275
2,000,000 6.625%,  2/17/2037
b
2,736,277
2,000,000 7.750%,  1/17/2038
b
2,991,490
726,000 6.750%,  1/15/2044
b
1,049,707
3,700,000 5.125%,  1/15/2045
b
4,494,484
1,200,000 5.250%,  1/8/2047
b
1,509,371
1,500,000 4.350%,  1/11/2048 1,684,347
Pertamina Persero PT
1,500,000 6.450%,  5/30/2044 1,962,684
Perusahaan Listrik Negara PT
1,000,000 4.375%,  2/5/2050 1,008,810
2,000,000 3.375%,  2/5/2030 2,042,500
7,300,000 5.250%,  10/24/2042 8,121,250
Perusahaan Penerbit SBSN
Indonesia III
1,000,000 3.750%,  3/1/2023
b,c
1,039,010
2,500,000 4.350%,  9/10/2024
b
2,723,875
1,500,000 4.150%,  3/29/2027
b
1,666,395
PT Perusahaan Gas Negara
( Persero ) Tbk PT
4,000,000 5.125%,  5/16/2024 4,369,596
Total 58,031,345
Ivory Coast (1.5%)
Ivory Coast Government
International Bond
16,500,000 6.125%,  6/15/2033 17,321,040
Total 17,321,040
Jersey (1.0%)
Galaxy Pipeline Assets Bidco , Ltd.
3,000,000 2.160%,  3/31/2034 2,922,088
6,500,000 2.625%,  3/31/2036
b
6,332,409
2,000,000 2.940%,  9/30/2040
b
1,964,497
Total 11,218,994
Jordan (0.6%)
Jordan Government International
Bond
6,500,000 5.850%,  7/7/2030 6,705,400
Total 6,705,400
Kazakhstan (1.2%)
Kazakhstan Government
International Bond
4,700,000 6.500%,  7/21/2045 6,768,282
KazMunayGas National Company
JSC
5,000,000 3.500%,  4/14/2033
c
5,171,300
1,700,000 5.750%,  4/19/2047 2,049,418
Total 13,989,000

Emerging Markets Debt Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.6%) Value
Kenya (0.3%)
Kenya Government International
Bond
$ 3,000,000 8.000%,  5/22/2032 $ 3,258,540
Total 3,258,540
Lebanon (0.3%)
Lebanon Government International
Bond
14,000,000 6.650%,  4/22/2024
d
2,102,800
3,000,000 6.600%,  11/27/2026
d
450,000
5,000,000 6.850%,  3/23/2027
d
750,000
Total 3,302,800
Malaysia (1.2%)
Petronas Capital, Ltd.
5,000,000 4.550%,  4/21/2050 6,181,298
6,400,000 3.500%,  4/21/2030 6,867,593
Total 13,048,891
Mexico (6.2%)
Comision Federal de Electricidad
966,667 4.050%,  3/20/2050 863,233
2,000,000 3.875%,  7/26/2033
b
1,925,000
Mexico Government International
Bond
4,560,000 4.500%,  1/31/2050 4,793,016
5,781,000 4.150%,  3/28/2027
c
6,451,423
1,885,000 3.750%,  1/11/2028 2,040,588
5,800,000 6.050%,  1/11/2040 7,227,206
2,000,000 4.600%,  2/10/2048 2,124,120
Petroleos Mexicanos
14,300,000 7.690%,  1/23/2050 13,656,500
4,000,000 4.250%,  1/15/2025 4,070,000
5,700,000 6.840%,  1/23/2030 5,958,780
8,200,000 5.950%,  1/28/2031
c
8,067,160
7,100,000 6.625%,  6/15/2035 6,875,640
Total Play Telecomunicaciones SA
de CV
6,000,000 7.500%,  11/12/2025
b
6,238,560
Total 70,291,226
Mongolia (0.3%)
Mongolia Government International
Bond
3,700,000 5.125%,  4/7/2026 3,837,471
Total 3,837,471
Morocco (1.1%)
Morocco Government International
Bond
8,000,000 2.375%,  12/15/2027
b
7,832,480
1,000,000 5.500%,  12/11/2042 1,106,140
OCP SA
1,500,000 5.125%,  6/23/2051 1,460,250
1,500,000 6.875%,  4/25/2044 1,795,920
Total 12,194,790
Principal
Amount Long-Term Fixed Income (96.6%) Value
Mozambique (0.1%)
Mozambique Government
International Bond
$ 1,300,000 5.000%,  9/15/2031
a
$ 1,102,010
Total 1,102,010
Netherlands (0.6%)
AES Andres BV
3,000,000 5.700%,  5/4/2028
b
3,073,950
IHS Netherlands Holdco BV
3,000,000 8.000%,  9/18/2027
b
3,183,750
Total 6,257,700
Nigeria (1.0%)
Nigeria Government International
Bond
2,000,000 6.375%,  7/12/2023 2,080,000
3,100,000 7.875%,  2/16/2032 3,156,073
1,000,000 7.375%,  9/28/2033
b
990,000
5,000,000 7.696%,  2/23/2038 4,825,000
Total 11,051,073
Oman (3.7%)
Oman Government International
Bond
3,000,000 4.125%,  1/17/2023
b
3,063,720
4,000,000 4.875%,  2/1/2025 4,169,288
2,000,000 5.932%,  10/31/2025
b
2,210,000
5,000,000 4.750%,  6/15/2026
b
5,136,510
4,000,000 5.625%,  1/17/2028
b
4,205,000
9,500,000 7.375%,  10/28/2032
b
10,968,985
11,500,000 6.750%,  1/17/2048
b
11,614,540
Total 41,368,043
Pakistan (1.0%)
Pakistan Government International
Bond
3,000,000 6.000%,  4/8/2026
b
3,015,000
4,500,000 6.875%,  12/5/2027 4,596,444
4,000,000 7.375%,  4/8/2031
b
4,059,920
Total 11,671,364
Panama (3.0%)
Aeropuerto Internacional de
Tocumen SA
2,000,000 4.000%,  8/11/2041
b
2,008,375
Panama Bonos del Tesoro
4,000,000 4.950%,  5/24/2024 4,353,817
9,000,000 3.362%,  6/30/2031 8,910,000
Panama Government International
Bond
4,800,000 4.500%,  4/16/2050 5,291,280
1,000,000 9.375%,  1/16/2023 1,102,500
3,000,000 3.750%,  3/16/2025 3,195,450
2,000,000 3.875%,  3/17/2028 2,168,700
5,079,000 6.700%,  1/26/2036 6,775,437
Total 33,805,559
Paraguay (1.2%)
Paraguay Government International
Bond
7,800,000 5.400%,  3/30/2050 8,794,500

Emerging Markets Debt Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.6%) Value
Paraguay (1.2%) - continued
$ 4,500,000 4.700%,  3/27/2027 $ 4,950,000
Total 13,744,500
Peru (2.5%)
Peru Government International
Bond
1,000,000 7.350%,  7/21/2025 1,200,740
11,000,000 2.783%,  1/23/2031 10,939,500
3,000,000 8.750%,  11/21/2033 4,647,300
2,000,000 3.000%,  1/15/2034 1,978,000
5,000,000 3.300%,  3/11/2041 4,907,900
Petroleos del Peru SA
5,000,000 5.625%,  6/19/2047
b
5,075,000
Total 28,748,440
Philippines (1.9%)
Philippines Government
International Bond
3,000,000 4.200%,  1/21/2024 3,200,129
3,000,000 3.750%,  1/14/2029 3,349,410
5,025,000 7.750%,  1/14/2031 7,220,133
2,625,000 6.375%,  10/23/2034 3,608,696
3,720,000 3.950%,  1/20/2040 4,116,815
Total 21,495,183
Qatar (4.5%)
Qatar Government International
Bond
5,700,000 4.400%,  4/16/2050
b
6,947,103
6,000,000 4.500%,  1/20/2022
b
6,052,380
3,000,000 3.875%,  4/23/2023
b
3,139,500
6,000,000 3.375%,  3/14/2024
b
6,331,152
3,000,000 3.250%,  6/2/2026
b
3,210,000
1,000,000 4.000%,  3/14/2029
b
1,126,240
3,000,000 3.750%,  4/16/2030
b
3,345,000
2,000,000 5.750%,  1/20/2042
b
2,780,000
8,000,000 4.817%,  3/14/2049
b
10,284,800
Qatar Petroleum
3,000,000 2.250%,  7/12/2031
b
2,955,000
4,000,000 3.125%,  7/12/2041
b
4,036,768
Total 50,207,943
Romania (1.2%)
Romania Government International
Bond
3,100,000 4.000%,  2/14/2051 3,118,290
7,200,000 4.875%,  1/22/2024 7,740,000
3,000,000 3.000%,  2/14/2031 3,017,118
Total 13,875,408
Russian Federation (3.0%)
Russia Government International
Bond
2,000,000 4.500%,  4/4/2022
b
2,029,376
7,600,000 4.750%,  5/27/2026 8,521,500
4,000,000 4.250%,  6/23/2027
b
4,431,112
2,000,000 12.750%,  6/24/2028
b
3,287,800
3,400,000 4.375%,  3/21/2029 3,831,528
585,000 7.500%,  3/31/2030
b
677,138
2,600,000 5.100%,  3/28/2035
b
3,110,333
Principal
Amount Long-Term Fixed Income (96.6%) Value
Russian Federation (3.0%) - continued
$ 6,000,000 5.250%,  6/23/2047
b
$ 7,637,400
Total 33,526,187
Saudi Arabia (4.1%)
Saudi Arabia Government
International Bond
13,000,000 3.750%,  1/21/2055 13,589,420
3,000,000 2.875%,  3/4/2023
b
3,087,270
8,300,000 3.250%,  10/26/2026
b
8,885,980
4,000,000 3.625%,  3/4/2028
b
4,355,000
3,800,000 4.375%,  4/16/2029
b
4,344,692
7,000,000 2.250%,  2/2/2033
b
6,753,768
Saudi Arabian Oil Company
1,500,000 1.625%,  11/24/2025
b
1,491,180
3,500,000 2.250%,  11/24/2030
b
3,390,170
Total 45,897,480
Senegal (1.5%)
Senegal Government International
Bond
4,500,000 6.250%,  7/30/2024 4,866,327
11,700,000 6.250%,  5/23/2033 12,060,220
Total 16,926,547
South Africa (2.4%)
Eskom Holdings SOC, Ltd.
1,000,000 7.125%,  2/11/2025 1,040,000
4,500,000 6.350%,  8/10/2028
b
4,837,860
South Africa Government
International Bond
4,125,000 5.875%,  5/30/2022 4,240,541
2,000,000 4.665%,  1/17/2024 2,125,840
2,500,000 5.875%,  9/16/2025 2,791,950
1,500,000 4.850%,  9/27/2027 1,574,475
3,500,000 6.250%,  3/8/2041 3,654,350
6,700,000 5.650%,  9/27/2047 6,340,880
Total 26,605,896
Supranational (0.4%)
Africa Finance Corporation
5,000,000 2.875%,  4/28/2028
b
4,965,900
Total 4,965,900
Trinidad and Tobago (0.3%)
Telecommunications Services of
Trinidad and Tobago, Ltd.
3,000,000 8.875%,  10/18/2029
b
3,187,860
Total 3,187,860
Turkey (3.8%)
Hazine Mustesarligi Varlik Kiralama
AS
3,000,000 5.800%,  2/21/2022
b
3,031,548
Turkey Government International
Bond
3,000,000 6.250%,  9/26/2022 3,083,928
5,000,000 7.250%,  12/23/2023 5,282,460
8,000,000 5.750%,  3/22/2024 8,135,200
6,000,000 6.375%,  10/14/2025 6,098,400
2,000,000 4.750%,  1/26/2026 1,914,600
3,500,000 6.500%,  9/20/2033 3,325,000

Emerging Markets Debt Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.6%) Value
Turkey (3.8%) - continued
$ 4,139,000 6.875%,  3/17/2036 $ 3,999,284
5,935,000 6.750%,  5/30/2040 5,555,397
3,000,000 5.750%,  5/11/2047 2,467,500
Total 42,893,317
Ukraine (1.4%)
State Agency of Roads of Ukraine
3,000,000 6.250%,  6/24/2028
b
2,940,600
Ukraine Government International
Bond
2,000,000 7.750%,  9/1/2024 2,155,024
1,900,000 9.750%,  11/1/2028 2,205,140
8,500,000 7.375%,  9/25/2032 8,742,080
Total 16,042,844
United Arab Emirates (2.7%)
Abu Dhabi Government
International Bond
5,200,000 3.875%,  4/16/2050
b
5,965,752
3,000,000 3.000%,  9/15/2051
b
2,962,800
3,000,000 2.500%,  10/11/2022
b
3,058,176
3,000,000 3.125%,  5/3/2026
b
3,213,750
8,500,000 2.500%,  9/30/2029
b
8,817,900
Finance Department Government
of Sharjah
7,000,000 4.000%,  7/28/2050
b
6,308,750
Total 30,327,128
United Kingdom (1.0%)
Gazprom PJSC
7,000,000 3.250%,  2/25/2030
b
6,912,500
NAK Naftogaz Ukraine
4,000,000 7.625%,  11/8/2026
b
3,936,517
Total 10,849,017
Uruguay (2.2%)
Uruguay Government International
Bond
4,000,000 4.975%,  4/20/2055 5,118,160
4,000,000 5.100%,  6/18/2050 5,205,720
12,740,312 4.375%,  1/23/2031 14,714,169
Total 25,038,049
Uzbekistan (0.6%)
Uzbekistan Government
International Bond
7,000,000 3.900%,  10/19/2031
b
6,825,000
Total 6,825,000
Vietnam (1.4%)
Vietnam Government International
Bond
14,600,000 4.800%,  11/19/2024 16,019,922
Total 16,019,922
Virgin Islands, British (2.8%)
Sinopec Group Overseas
Development 2017, Ltd.
5,000,000 3.625%,  4/12/2027 5,415,214
Principal
Amount Long-Term Fixed Income (96.6%) Value
Virgin Islands, British (2.8%) - continued
Sinopec Group Overseas
Development 2018, Ltd.
$ 9,700,000 2.300%,  1/8/2031 $ 9,479,645
State Grid Overseas Investment
2016, Ltd.
12,500,000 2.875%,  5/18/2026 13,113,919
3,000,000 3.500%,  5/4/2027 3,251,490
Total 31,260,268
Total Long-Term Fixed Income
(cost $1,078,236,314) 1,090,046,161
Shares
Collateral Held for Securities
Loaned ( 1.5% )
17,237,683 Thrivent Cash Management Trust 17,237,683
Total Collateral Held for
Securities Loaned
(cost $17,237,683) 17,237,683
Shares
Registered Investment
Companies ( 0.9% ) Value
Unaffiliated  (0.9%)
88,000 iShares J.P. Morgan USD Emerging
Markets Bond ETF 9,670,320
Total 9,670,320
Total Registered Investment
Companies (cost $8,571,297) 9,670,320
Shares Short-Term Investments ( 1.4% )
Thrivent Core Short-Term Reserve
Fund
1,514,206 0.130% 15,142,066
Total Short-Term Investments
(cost $15,142,066) 15,142,066
Total Investments (cost
$1,119,187,360) 100.4% $1,132,096,230
Other Assets and Liabilities,
Net (0.4%) (3,989,068)
Total Net Assets 100.0% $1,128,107,162
a Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
October 31, 2021.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2021, the value of these investments was $379,076,840 or
33.6% of total net assets.
c All or a portion of the security is on loan.
d Defaulted security.  Interest is not being accrued.

Emerging Markets Debt Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core Emerging Markets
Debt Fund as of October 31, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 16,420,829
Total lending $16,420,829
Gross amount payable upon return of
collateral for securities loaned $17,237,683
Net amounts due to counterparty $816,854
Definitions:
ETF - Exchange Traded Fund
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $35,749,157
Gross unrealized depreciation (23,502,627)
Net unrealized appreciation (depreciation) $12,246,530
Cost for federal income tax purposes $1,119,849,700
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2021, in valuing Emerging Markets Debt Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Basic Materials 8,129,556 – 8,129,556 –
Capital Goods 2,940,600 – 2,940,600 –
Communications Services 12,610,170 – 12,610,170 –
Consumer Non-Cyclical 2,003,200 – 2,003,200 –
Energy 128,282,903 – 128,282,903 –
Financials 6,071,280 – 6,071,280 –
Foreign Government 882,366,469 – 882,366,469 –
Transportation 2,008,375 – 2,008,375 –
Utilities 45,633,608 – 45,633,608 –
Registered Investment Companies
Unaffiliated 9,670,320 9,670,320 – –
Subtotal Investments in Securities $1,099,716,481 $9,670,320 $1,090,046,161 $–
Other Investments  * Total
Affiliated Short-Term Investments 15,142,066
Collateral Held for Securities Loaned 17,237,683
Subtotal Other Investments $32,379,749
Total Investments at Value $1,132,096,230
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Emerging Markets Debt Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Emerging Markets Debt
Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
10/31/2021
Shares Held at
10/31/2021
% of Net
Assets
10/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% $32,552 $280,760 $298,170 $15,142 1,514 1.4%
Total Affiliated Short-Term Investments 32,552 15,142 1.4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   6,981 194,459 184,202 17,238 17,238 1.5
Total Collateral Held for Securities Loaned 6,981 17,238 1.5
Total Value $39,533 $32,380
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 10/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% $(8) $8 $– $59
Total Income/Non Income Cash from Affiliated Investments $59
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 0 27
Total Affiliated Income from Securities Loaned, Net $27
Total $(8) $8 $0

Emerging Markets Equity Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98.7% ) Value
Bermuda (0.2%)
72,000 COSCO SHIPPING Ports, Ltd. $ 59,932
162,000 Road King Infrastructure, Ltd. 164,141
730,200 Shanghai Industrial Urban
Development Group, Ltd. 62,860
1,260,000 Yuexiu Transport Infrastructure, Ltd. 806,478
Total 1,093,411
Brazil (3.4%)
84,400 Alpargatas SA
a
571,260
79,700 Ambev SA 240,492
178,200 B3 SA - Brasil Bolsa Balcao 377,000
183,298 Banco Bradesco SA ADR 641,543
126,400 Banco do Brasil SA 639,413
37,746 Banco Santander Brasil SA ADR
b
230,628
42,500 BB Seguridade Participacoes SA 166,572
56,600 Braskem SA
a
545,662
201,300 BRF SA
a
830,339
108,000 Centrais Eletricas Brasileiras SA
ADR
b
656,640
118,700 Cia Brasileira de Distribuicao 539,048
117,553 Companhia Siderurgica Nacional
SA ADR 479,616
25,772 Embraer SA ADR
a
400,239
107,900 ENGIE Brasil Energia SA 737,776
4,718 Getnet Adquirencia e Servicos para
Meios de Pagamento SA ADR
a,b
7,549
26,600 Grendene SA 40,580
197,829 Itau Unibanco Holding SA ADR 805,164
164,200 JBS SA 1,139,607
20,800 Magazine Luiza SA 39,877
156,400 Metalurgica Gerdau SA 347,783
372,100 Petroleo Brasileiro SA 1,796,613
185,174 Petroleo Brasileiro SA ADR 1,818,409
86,000 Sendas Distribuidora SA 232,074
40,800 SIMPAR SA 73,882
75,097 Telefonica Brasil SA ADR
b
603,029
254,400 TIM SA 503,950
230,018 Vale SA ADR 2,928,129
207,800 Vibra Energia SA 772,834
35,300 WEG SA 230,859
29,400 Yduqs Participacoes SA 108,353
Total 18,504,920
Cayman Islands (14.3%)
860,500 3SBio, Inc.
a,c
787,451
130,800 ANTA Sports Products, Ltd. 2,026,579
14,077 Baidu.com, Inc. ADR
a
2,283,853
142 BeiGene , Ltd. ADR
a
50,796
2,914 Bilibili , Inc. ADR
a
213,596
28,000 China Education Group Holdings,
Ltd. 47,861
504,000 China Medical System Holdings,
Ltd. 853,383
224,000 China Meidong Auto Holdings, Ltd. 1,157,146
165,000 China Overseas Property Holdings,
Ltd. 148,237
612,000 Consun Pharmaceutical Group,
Ltd. 262,274
13,000 Country Garden Services Holdings
Company, Ltd. 100,080
121,300 ENN Energy Holdings, Ltd. 2,089,814
360,000 Fu Shou Yuan International Group,
Ltd. 309,065
181,000 Geely Automobile Holdings, Ltd. 628,186
Shares Common Stock (98.7%) Value
Cayman Islands (14.3%) - continued
14,000 Ginko International Company, Ltd. $ 101,617
42,054 Hello Group, Inc. ADR 523,572
1,432,000 IGG, Inc. 1,331,436
16,712 Li Auto, Inc. ADR
a,b
545,313
231,000 Li Ning Company, Ltd. 2,549,100
355,000 Longfor Group Holdings, Ltd.
c
1,717,462
257,600 Meituan Dianping
a,c
8,765,778
245,000 NetDragon Websoft Holdings, Ltd. 536,602
37,408 NetEase , Inc. ADR 3,650,647
103,519 New Oriental Education &
Technology Group, Inc. ADR
a
212,214
79,289 NIO, Inc. ADR
a
3,124,780
7,400 Noah Holdings, Ltd. ADR
a
314,574
48,000 Parade Technologies, Ltd. 3,092,139
22,687 Pinduoduo , Inc. ADR
a
2,017,328
4,911,500 Shui On Land, Ltd. 725,946
18,500 Sunny Optical Technology (Group)
Company, Ltd. 496,419
410,200 Tencent Holdings, Ltd. 24,952,381
233,000 Topsports International Holdings,
Ltd.
c
283,060
3,134 Trip.com Group, Ltd. ADR
a
89,507
1,815,000 Want Want China Holdings, Ltd. 1,407,616
26,608 Weibo Corporation ADR
a
1,196,828
184,500 WuXi Biologics (Cayman), Inc.
a,c
2,794,615
768,000 Xiabuxiabu Catering Management
Holdings Company, Ltd.
c
559,601
1,298,400 Xiaomi Corporation
a,c
3,549,247
5,081 XP, Inc.
a
166,708
13,409 XPeng , Inc. ADR
a
625,262
530,000 Yadea Group Holdings, Ltd.
c
910,631
165,500 Zhongsheng Group Holdings, Ltd. 1,492,207
Total 78,690,911
Chile (0.4%)
11,406 Banco de Credito e Inversiones SA 384,088
11,766 CAP SA 116,460
197,722 Cencosud SA 289,231
26,656 Cia Cervecerias Unidas SA ADR 450,753
4,055,427 Colbun SA 279,667
3,783,310 Compania Sud Americana de
Vapores SA 245,886
197,955 Embotelladora Andina SA 408,807
28,775 Enel Chile SA ADR
b
62,442
Total 2,237,334
China (18.1%)
109,019 Aier Eye Hospital Group Company,
Ltd. 824,484
133,661 Alibaba Group Holding, Ltd. ADR
a
22,046,045
117,800 Anhui Conch Cement Company,
Ltd., Class A 698,795
183,000 Anhui Conch Cement Company,
Ltd., Class H 904,918
23,400 Asymchem Laboratories (Tianjin)
Company, Ltd. 1,455,183
24,400 Autohome , Inc. ADR 960,140
3,102,000 Bank of China, Ltd. 1,097,803
789,500 Bank of Jiangsu Company, Ltd. 775,831
1,004,200 Bank of Shanghai Company, Ltd. 1,144,143
132,000 Beijing North Star Company, Ltd. 21,180
17,682 BYD Company, Ltd., Class A 864,221
64,500 BYD Company, Ltd., Class H 2,466,969

Emerging Markets Equity Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.7%) Value
China (18.1%) - continued
22,762 Changzhou Xingyu Automotive
Lighting Systems $ 813,279
965,000 China Cinda Asset Management
Company, Ltd. 161,103
760,000 China CITIC Bank Corporation, Ltd. 333,374
5,561,000 China Construction Bank
Corporation 3,784,710
37,500 China International Travel Service
Corporation, Ltd. 1,570,605
24,120 China Life Insurance Company,
Ltd. ADR
b
207,914
70,000 China Merchants Bank Company,
Ltd., Class A 589,621
338,000 China Merchants Bank Company,
Ltd., Class H 2,832,488
278,200 China Pacific Insurance (Group)
Company, Ltd. 850,700
3,314 China Petroleum & Chemical
Corporation ADR
b
161,325
262,756 China Shenhua Energy Company,
Ltd., Class A 817,961
544,500 China Shenhua Energy Company,
Ltd., Class H 1,170,837
38,800 China TransInfo Technology
Company, Ltd. 81,084
358,000 CITIC Securities Company, Ltd. 908,947
447,100 Dongxing Securities Company, Ltd. 765,754
116,338 Foshan Haitian Flavouring and
Food Company, Ltd. 2,130,292
14,900 Fuyao Glass Industry Group
Company, Ltd., Class A 115,096
95,600 Fuyao Glass Industry Group
Company, Ltd., Class H
c
550,436
34,300 GF Securities Company, Ltd. 107,944
351,600 GF Securities Company, Ltd. 596,355
189,900 Goertek , Inc. 1,289,770
136,500 Great Wall Motor Company, Ltd. 614,188
68,433 Guangzhou Baiyunshan
Pharmaceutical Holdings, Ltd. 311,069
1,234,400 Guangzhou R&F Properties
Company, Ltd.
b
772,184
44,400 Haier Smart Home Company, Ltd. 165,332
219,900 Haitong Securities Company, Ltd.,
Class A 424,322
794,000 Haitong Securities Company, Ltd.,
Class H 706,359
296,982 Henan Shuanghui Investment &
Development Company, Ltd. 1,368,518
344,900 Huatai Securities Company, Ltd. 854,389
81,206 Iflytek Company, Ltd. 717,580
2,279,000 Industrial and Commercial Bank of
China, Ltd., Class H 1,249,262
540,181 Industrial Bank Company, Ltd. 1,572,101
68,265 JD.com, Inc. ADR
a
5,343,784
36,500 Jiangsu Yangnong Chemical
Company, Ltd. 671,117
258,000 Jiangxi Copper Company, Ltd. 450,550
11,500 Kweichow Moutai Company, Ltd. 3,281,627
62,000 Lenovo Group, Ltd. 67,330
65,700 Midea Group Company, Ltd. 704,738
252,680 NARI Technology Company, Ltd. 1,538,550
2,515,000 People's Insurance Company
(Group) of China, Ltd. 784,488
28,504 PetroChina Company, Ltd. ADR 1,375,603
1,318,000 PICC Property and Casualty
Company, Ltd. 1,226,987
Shares Common Stock (98.7%) Value
China (18.1%) - continued
364,000 Ping An Insurance (Group)
Company of China, Ltd., Class H $ 2,607,235
154,382 S. F. Holding Company, Ltd. 1,556,730
4,500 Sangfor Technologies, Inc. 142,341
184,958 Shandong Linglong Tyre Company,
Ltd. 1,022,473
73,700 Shandong Sun Paper Industry Joint
Stock Company, Ltd. 132,215
121,000 Shanghai Fosun Pharmaceutical
(Group) Company, Ltd. 569,577
434,700 Shanghai Lujiazui Finance & Trade
Zone Development Company,
Ltd. 735,674
761,400 Shanghai Pudong Development
Bank Company, Ltd. 1,063,436
121,900 Shenzhen Inovance Technology
Company, Ltd. 1,242,017
333,300 Shenzhen Overseas Chinese Town
Company, Ltd. 326,245
53,200 Shenzhou International Group
Holdings, Ltd. 1,146,152
2,341,700 Sinotrans , Ltd. 1,651,580
19,520 SKSHU Paint Company, Ltd. 339,990
870,000 Tong Ren Tang Technologies
Company, Ltd. 617,329
6,000 Tsingtao Brewery Company, Ltd. 52,211
100,826 Vipshop Holdings, Ltd. ADR
a
1,125,218
84,100 Wanhua Chemical Group
Company, Ltd. 1,389,702
38,800 Weichai Power Company, Ltd.,
Class A 91,600
29,700 Wuliangye Yibin Company, Ltd. 1,003,605
37,513 WuXi AppTec Company, Ltd., Class
A 808,422
47,900 WuXi AppTec Company, Ltd., Class
H
c
1,022,721
45,100 Yunnan Baiyao Group Company,
Ltd. 631,370
23,700 Zhangzhou Pientzehuang
Pharmaceutical Company, Ltd. 1,523,582
440,000 Zijin Mining Group Company, Ltd. 611,885
398,400 Zoomlion Heavy Industry Science
and Technology Company, Ltd.,
Class A 452,407
427,000 Zoomlion Heavy Industry Science
and Technology Company, Ltd.,
Class H 307,561
Total 99,472,663
Colombia (0.3%)
22,138 Bancolombia SA ADR 795,418
56,541 Ecopetrol SA ADR 856,596
Total 1,652,014
Cyprus (0.1%)
39,581 Ros Agro plc GDR 657,897
Total 657,897
Czech Republic (0.6%)
49,571 CEZ AS 1,636,463
30,995 Komercni Banka AS
a
1,202,239
132,870 Moneta Money Bank AS
a,c
519,423

Emerging Markets Equity Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.7%) Value
Czech Republic (0.6%) - continued
259 Philip Morris CR $ 184,050
Total 3,542,175
Egypt (0.3%)
303,063 Commercial International Bank
Egypt SAE GDR
a
939,495
966,820 EFG Hermes Holding Company
a
766,792
Total 1,706,287
Greece (0.6%)
781,596 Eurobank Ergasias Services and
Holdings SA
a
820,927
5,663 GEK Terna Holding Real Estate
Construction SA
a
63,490
46,424 Hellenic Telecommnications
Organization SA 824,206
32,632 JUMBO SA 485,707
5,290 Motor Oil (Hellas) Diilistiria
Korinthou AE
a
89,793
67,931 Mytilineos SA 1,241,410
3,346 Sarantis SA 33,767
Total 3,559,300
Hong Kong (1.0%)
367,000 China Everbright Environment
Group, Ltd. 252,113
1,797,440 CSPC Pharmaceutical Group, Ltd. 1,875,629
1,272,000 Far East Horizon, Ltd. 1,214,698
210,000 Hang Lung Group, Ltd. 491,726
271,000 Shanghai Industrial Holdings, Ltd. 404,385
332,000 Weichai Power Company, Ltd.,
Class H 594,269
950,200 Yuexiu Property Company, Ltd. 834,931
Total 5,667,751
Hungary (0.3%)
29,411 OTP Bank Nyrt
a
1,767,232
Total 1,767,232
India (13.9%)
34,025 ACC, Ltd. 1,062,433
82,564 Adani Ports and Special Economic
Zone, Ltd. 765,857
142,843 Amara Raja Batteries, Ltd. 1,300,886
561,612 Ambuja Cements, Ltd. 3,043,522
25,949 Bajaj Auto, Ltd. 1,286,691
13,495 Bajaj Finserv , Ltd. 3,221,787
1,120 Blue Dart Express, Ltd. 99,702
63,719 Britannia Industries, Ltd. 3,134,588
293,613 Cipla , Ltd. 3,554,319
36,857 Cummins India, Ltd. 441,742
11,161 Cyient , Ltd. 159,519
8,770 Divi's Laboratories, Ltd. 603,450
9,690 Dr. Lal PathLabs , Ltd.
c
455,144
7,117 Endurance Technologies, Ltd.
c
173,203
20,136 Gujarat Gas, Ltd. 167,501
227,098 HCL Technologies, Ltd. 3,477,362
21,342 Housing Development Finance
Corporation 813,700
173,101 Indian Energy Exchange, Ltd.
c
1,640,783
408,464 Infosys, Ltd. ADR 9,100,578
2,963 JK Cement, Ltd. 131,402
84,036 Jubilant FoodWorks , Ltd. 4,153,380
Shares Common Stock (98.7%) Value
India (13.9%) - continued
9,566 Kotak Mahindra Bank, Ltd. $ 260,214
5,154 L&T Technology Services, Ltd.
c
326,085
228,413 LIC Housing Finance, Ltd. 1,244,927
20,261 Mahanagar Gas, Ltd. 271,719
28,127 Marico, Ltd. 213,867
47,394 Motherson Sumi Systems, Ltd. 142,027
1,672,298 Oil and Natural Gas Corporation,
Ltd. 3,327,767
1,686 Page Industries, Ltd. 849,550
21,911 Persistent Systems, Ltd. 1,150,514
2,902 PI Industries, Ltd. 116,424
23,491 Pidilite Industries, Ltd. 726,949
47,057 PNB Housing Finance, Ltd.
a,c
303,433
21,637 Polycab India, Ltd. 654,574
2,308,501 Power Grid Corporation of India,
Ltd. 5,718,233
213,044 Reliance Industries, Ltd. 7,229,685
3,936 Schaeffler India, Ltd. 389,034
8,060 Sundram Fasteners, Ltd. 90,122
8,850 Supreme Industries, Ltd. 275,699
142,162 Tata Consultancy Services, Ltd. 6,461,904
33,187 Tata Elxsi , Ltd. 2,607,043
47,971 Tech Mahindra, Ltd. 949,542
474,069 Wipro, Ltd. ADR 4,247,658
Total 76,344,519
Indonesia (0.3%)
2,859,900 Mitra Adiperkasa Tbk PT
a
177,640
66,322 Telekomunikasi Indonesia Persero
Tbk PT ADR 1,743,605
Total 1,921,245
Kuwait (0.6%)
21,926 HumanSoft Holding Company
KSCP 243,188
784,797 Kuwait Finance House KSCP 2,168,992
49,973 Mobile Telecommunications
Company KSCP 98,969
704,873 National Industries Group Holding
a
640,917
Total 3,152,066
Luxembourg (0.1%)
40,931 Allegro.eu SA
a,c
462,899
Total 462,899
Malaysia (0.8%)
26,100 AEON Credit Service (M) Berhad 88,114
337,132 Berjaya Sports Toto Berhad 169,340
14,700 Bursa Malaysia Berhad 26,659
499,800 Hong Leong Bank Berhad 2,271,489
552,600 Mah Sing Group Berhad 108,091
10,700 Press Metal Aluminium Holdings
Berhad 14,382
1,356,100 Public Bank Berhad 1,365,597
305,700 TIME dotCom Berhad 333,679
Total 4,377,351
Mexico (1.6%)
75,036 America Movil SAB de CV ADR 1,334,140
99,300 Arca Continental SAB de CV 604,395
332,100 Banco del Bajio SA
c
622,325
2,586 Coca-Cola FEMSA SAB de CV ADR 138,997

Emerging Markets Equity Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.7%) Value
Mexico (1.6%) - continued
19,248 Fomento Economico Mexicano SAB
de CV ADR $ 1,581,993
230,900 Gentera , SAB de CV
a
139,069
255,800 Grupo Financiero Banorte SAB de
CV ADR 1,616,952
225,600 Grupo Mexico, SAB de CV 988,616
233,600 Megacable Holdings SAB de CV 689,408
8,960 Promotora y Operadora de
Infraestructura , SAB de CV 65,999
20,000 Regional SA 104,372
254,100 Wal-Mart de Mexico, SAB de CV 885,302
Total 8,771,568
Netherlands (0.1%)
6,160 Yandex NV
a
508,668
Total 508,668
Philippines (0.1%)
7,735 Globe Telecom, Inc. 459,712
7,440 Security Bank Corporation 17,851
Total 477,563
Poland (1.6%)
93,930 Asseco Poland SA 2,313,146
1,789 Bank Handlowy w Warszawie SA 25,965
360,080 Bank Millennium SA
a
825,820
42,335 Bank Pekao SA 1,398,753
10,471 CCC Spolka Akcyjna
a
316,840
15,029 Jastrzebska Spolka Weglowa SA
a
195,575
7,392 mBank SA
a
1,046,167
135,012 Powszechna Kasa Oszczednosci
Bank Polski SA
a
1,653,072
83,812 Powszechny Zaklad Ubezpieczen
Spolka Akcyjna 838,540
Total 8,613,878
Russian Federation (4.1%)
119,380,000 Federal Grid Company Unified
Energy System PJSC 312,480
479,287 Gazprom PJSC ADR 4,703,183
33,355 Lukoil ADR 3,399,906
21,535 Mechel PJSC ADR
a,b
90,447
60,581 MMC Norilsk Nickel PJSC ADR 1,893,212
3,064 Novatek PJSC GDR 777,857
656 PAO Transneft 1,407,760
12,064 Rosneft Oil Company PJSC GDR 107,405
1,333,650 Sberbank of Russia PJSC 6,709,318
53,967 Severstal PJSC 1,226,450
60,790 Sovcomflot OAO 73,053
2,279,100 Surgutneftegas PJSC 1,241,655
185,958 Surgutneftegas PJSC ADR 888,245
Total 22,830,971
Saudi Arabia (3.5%)
127,937 Al Rajhi Bank 4,727,417
7,683 Arabian Cement Company 79,884
99,759 Arriyadh Development Company 707,454
261,850 Bank AlJazira 1,342,306
7,081 Dr. Sulaiman Al Habib Medical
Services Group Company 313,000
26,022 Dur Hospitality Company
a
248,017
35,608 Eastern Province Cement Company 455,168
15,704 Jarir Marketing Company 849,068
Shares Common Stock (98.7%) Value
Saudi Arabia (3.5%) - continued
72,246 National Commercial Bank $ 1,269,298
44,699 National Industrialization Company
a
297,519
252,077 Riyad Bank 1,985,890
102,810 Saudi Basic Industries Corporation 3,543,497
66,111 Saudi British Bank 584,241
65,076 Saudi Real Estate Company
a
387,587
9,632 Saudi Research and Marketing
Group
a
434,093
62,212 Saudi Telecom Company 1,943,420
Total 19,167,859
Singapore (<0.1%)
9,317 China Yuchai International, Ltd. 122,798
Total 122,798
South Africa (2.9%)
171,150 AECI, Ltd. 1,270,758
7,320 Anglo American Platinum, Ltd. 739,619
32,269 Aspen Pharmacare Holdings, Ltd. 513,874
104,875 Barloworld, Ltd. 880,813
184,187 DataTec , Ltd. 501,616
7,537 Exxaro Resources, Ltd. 82,524
191,248 FirstRand, Ltd. 726,489
21,308 Impala Platinum Holdings, Ltd. 275,776
127,602 Investec, Ltd. 584,755
18,186 Kumba Iron Ore, Ltd. 553,404
101,564 Massmart Holdings, Ltd.
a
416,496
511,827 Momentum Metropolitan Holdings 658,757
86,548 Motus Holdings, Ltd. 577,535
1,127 Mr Price Group, Ltd. 14,753
180,161 MTN Group, Ltd.
a
1,615,527
9,101 Naspers, Ltd. 1,541,289
186,454 Ninety One, Ltd. 642,793
190,466 Old Mutual, Ltd. 194,394
150,427 Resilient REIT, Ltd. 551,484
273,057 Sanlam, Ltd. 1,121,724
57,500 Sasol, Ltd.
a
965,768
72,154 Shoprite Holdings, Ltd. 857,298
57,158 Sibanye Stillwater, Ltd. 200,039
27,337 Standard Bank Group 242,245
31,254 Super Group, Ltd. 65,311
Total 15,795,041
South Korea (11.2%)
1,845 AfreecaTV Company, Ltd. 305,663
26,979 Amicogen , Inc.
a
746,790
44,974 Cheil Worldwide, Inc. 918,989
23,928 Chong Kun Dang Pharmaceutical
Corporation 2,403,235
1,666 Chongkundang Holdings
Corporation 116,884
8,479 CJ ENM Company, Ltd. 1,282,463
16,587 Daewoong Company, Ltd. 449,440
3,559 Dentium Company, Ltd. 210,976
22,782 DIO Corporation
a
735,998
34,144 DongKook Pharmaceutical
Company, Ltd. 656,299
28,742 Green Cross Holdings Corporation 721,475
719 Hugel , Inc.
a
111,720
7,693 Huons Global Company, Ltd. 325,309
3,109 Hyundai Glovis Company, Ltd. 447,728
6,399 Hyundai Green Food Company,
Ltd. 53,205

Emerging Markets Equity Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.7%) Value
South Korea (11.2%) - continued
1,143 Hyundai Home Shopping Network
Corporation $ 68,611
2,256 Hyundai Motor Company 403,498
61,486 Hyundai Steel Company 2,350,164
165,253 Industrial Bank of Korea 1,564,058
104,813 JB Financial Group Corporation,
Ltd. 796,788
14,344 JYP Entertainment Corporation 645,128
65,114 Kangwon Land, Inc.
a
1,549,358
51,286 Kia Corporation 3,742,459
41,492 Korea Electric Power Corporation 803,911
1,976 Korea Electric Terminal Company,
Ltd. 127,871
816 Korea Zinc Company, Ltd. 375,703
2,117 Kumho Petrochemical Company,
Ltd. 311,490
1,063 LG Chem , Ltd. 762,761
3,826 Lotte Shopping Company, Ltd. 344,354
21,212 LS Electric Company, Ltd. 1,073,556
26,278 LX International Corporation 612,531
17,754 LX Semicon Company, Ltd. 1,669,386
24,880 Meritz Fire & Marine Insurance
Company, Ltd. 591,391
345,331 Meritz Securities Company, Ltd. 1,379,902
383 NAVER Corporation 133,162
5,039 Osstem Implant Company, Ltd. 534,141
16,824 PharmaResearch Company, Ltd. 1,327,258
40,153 PI Advanced Materials Company,
Ltd. 1,555,253
16,049 POSCO 4,070,536
2,505 Samsung Biologics Company,
Ltd.
a,c
1,866,195
297,917 Samsung Electronics Company,
Ltd. 17,837,224
53,778 Samsung Securities Corporation,
Ltd. 2,186,265
3,137 Sebang Global Battery Company,
Ltd. 220,547
1,827 SK Hynix, Inc. 161,051
7,730 SK, Inc. 1,613,154
14,952 S-Oil Corporation 1,308,265
249 Taekwang Industrial Corporation,
Ltd. 213,154
Total 61,685,299
Taiwan (16.0%)
1,760,000 Asia Cement Corporation 2,803,273
1,915,000 Capital Securities Corporation 1,045,200
370,000 Cathay Financial Holding
Company, Ltd. 771,262
2,085,000 China Steel Corporation 2,513,795
178,000 Chipbond Technology Corporation 413,171
475,000 Delta Electronics, Inc. 4,193,007
414,000 Feng Hsin Iron & Steel Company,
Ltd. 1,164,326
233,000 Formosa Plastics Corporation 902,517
1,698,076 Fubon Financial Holding Company,
Ltd. 4,488,734
125,000 Holtek Semiconductor, Inc. 464,568
59,000 Huaku Development Company, Ltd. 192,999
670,006 IBF Financial Holdings Company,
Ltd. 383,261
41,510 IBF Financial Holdings Company,
Ltd., Bonus Shares
a,d
23,745
Shares Common Stock (98.7%) Value
Taiwan (16.0%) - continued
60,000 International Games System
Company, Ltd. $ 1,545,622
1,508,000 King Yuan Electronics Company,
Ltd. 2,163,814
7,000 Lotes Company, Ltd. 145,846
288,415 Makalot Industrial Company, Ltd. 2,517,097
6,000 MediaTek , Inc. 197,476
13,000 Momo.com, Inc. 837,724
100,000 Nan Ya Plastics Corporation 306,886
225,000 Novatek Microelectronics
Corporation 3,374,761
42,000 Phison Electronics Corporation 592,213
171,000 Realtek Semiconductor Corporation 3,075,888
15,000 Shiny Chemical Industrial
Company, Ltd. 71,925
925,000 Sigurd Microelectronics
Corporation 1,955,177
158,000 Sinbon Electronics Company, Ltd. 1,307,309
180,000 Systex Corporation 558,876
129,644 Taichung Commercial Bank
Company, Ltd. 55,737
77,000 Taiwan Cogeneration Corporation 105,938
32,000 Taiwan Paiho , Ltd. 99,656
2,065,000 Taiwan Semiconductor
Manufacturing Company, Ltd. 43,819,938
502,000 Topco Scientific Company, Ltd. 2,494,830
1,173,000 Tung Ho Steel Enterprise
Corporation 1,705,043
177,000 Vanguard International
Semiconductor Corporation 922,307
8,000 Voltronic Power Technology
Corporation 468,519
61,600 Wan Hai Lines, Ltd. 355,376
Total 88,037,816
Thailand (1.3%)
3,077,800 AP (Thailand) Public Company, Ltd.
NVDR 821,614
345,100 Com7 Public Company, Ltd. NVDR 747,733
17,500 Kasikornbank pcl NVDR 74,605
5,357,200 Land and Houses Public Company,
Ltd. NVDR 1,366,640
40,900 PTT Exploration and Production
Public Company, Ltd. NVDR 144,678
195,100 Siam Commercial Bank Public
Company, Ltd. NVDR 741,803
570,200 Thai Vegetable Oil Public
Company, Ltd. NVDR 536,520
1,042,300 TISCO Financial Group Public
Company, Ltd. 2,900,314
Total 7,333,907
Turkey (0.5%)
72,627 Aksa Akrilik Kimya Sanayii AS 178,384
106,807 Eregli Demir ve Celik Fabrikalari
TAS
e
223,013
5,721 Ford Otomotiv Sanayi AS 110,445
63,251 Is Yatirim Menkul Degerler AS 105,243
60,511 Koza Altin Isletmeleri AS
a
672,628
3,959 Nuh Cimento Sanayi AS 17,938
149,905 TAV Havalimanlari Holding AS
a
413,552
62,869 Turkiye Garanti Bankasi AS 64,412
93,951 Ulker Biskuvi Sanayi AS
e
197,205

Emerging Markets Equity Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.7%) Value
Turkey (0.5%) - continued
235,371 Vestel Elektronik Sanayi ve Ticaret
AS
b
$ 620,376
Total 2,603,196
United States (0.5%)
53,666 Yum China Holding, Inc. 3,063,255
Total 3,063,255
Total Common Stock
(cost $490,139,235) 543,821,794
Shares
Collateral Held for Securities
Loaned ( 0.6% )
3,102,124 Thrivent Cash Management Trust 3,102,124
Total Collateral Held for
Securities Loaned
(cost $3,102,124) 3,102,124
Shares Preferred Stock ( 0.3% )
Brazil (0.1%)
406,200 Companhia de Saneamento do
Parana 267,739
35,100 Companhia de Saneamento do
Parana, Units 113,749
Total 381,488
South Korea (0.2%)
21,129 Samsung Electronics Company,
Ltd. 1,160,744
Total 1,160,744
Total Preferred Stock
(cost $1,298,831) 1,542,232
Shares Short-Term Investments ( 0.1% )
Thrivent Core Short-Term Reserve
Fund
85,029 0.130% 850,290
Total Short-Term Investments
(cost $850,290) 850,290
Total Investments (cost
$495,390,480) 99.7% $549,316,440
Other Assets and Liabilities,
Net 0.3% 1,459,994
Total Net Assets 100.0% $550,776,434
a Non-income producing security.
b All or a portion of the security is on loan.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2021, the value of these investments was $27,310,492 or
5.0% of total net assets.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core Emerging Markets
Equity Fund as of October 31, 2021:
Securities Lending Transactions
Common Stock $ 2,879,501
Total lending $2,879,501
Gross amount payable upon return of
collateral for securities loaned $3,102,124
Net amounts due to counterparty $222,623
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 82,594,848
Gross unrealized depreciation (34,161,880)
Net unrealized appreciation (depreciation) $ 48,432,968
Cost for federal income tax purposes $ 500,553,389

Emerging Markets Equity Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2021, in valuing Emerging Markets Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 48,961,732 7,115,158 41,846,574 –
Consumer Discretionary 92,672,827 38,192,706 54,480,121 –
Consumer Staples 23,613,761 2,651,359 20,962,402 –
Energy 28,130,998 4,211,933 23,919,065 –
Financials 96,913,076 3,161,949 93,727,382 23,745
Health Care 30,135,009 50,796 30,084,213 –
Industrials 23,347,677 523,037 22,824,640 –
Information Technology 125,856,169 17,068,874 108,787,295 –
Materials 50,984,672 3,018,576 47,966,096 –
Real Estate 8,993,119 – 8,993,119 –
Utilities 14,212,754 656,640 13,556,114 –
Preferred Stock
Information Technology 1,160,744 – 1,160,744 –
Utilities 381,488 – 381,488 –
Subtotal Investments in Securities $545,364,026 $76,651,028 $468,689,253 $23,745
Other Investments  * Total
Affiliated Short-Term Investments 850,290
Collateral Held for Securities Loaned 3,102,124
Subtotal Other Investments $3,952,414
Total Investments at Value $549,316,440
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 330,083 330,083 – –
Total Liability Derivatives $330,083 $330,083 $– $–
The following table presents Emerging Markets Equity Fund's futures contracts held as of October 31, 2021. Investments and/or cash totaling
$864,813 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
ICE US mini MSCI Emerging Markets Index 228 December 2021 $ 14,716,883 ( $ 330,083)
Total Futures Long Contracts $ 14,716,883 ( $ 330,083)
Total Futures Contracts $ 14,716,883 ($330,083)

Emerging Markets Equity Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2021, for Emerging Markets
Equity Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 330,083
Total Equity Contracts 330,083
Total Liability Derivatives $330,083
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2021, for
Emerging Markets Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (895,581)
Total Equity Contracts
(895,581)
Total ($895,581)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2021, for Emerging Markets Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (330,083)
Total Equity Contracts (330,083)
Total ($330,083)
The following table presents Emerging Markets Equity Fund's average volume of derivative activity during the period ended October 31, 2021.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $6,033,712

Emerging Markets Equity Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Emerging Markets Equity
Fund, is as follows:
Portfolio
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
10/31/2021
Shares Held at
10/31/2021
% of Net
Assets
10/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% $23,017 $143,703 $165,870 $850 85 0.1%
Total Affiliated Short-Term Investments 23,017 850 0.1
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 215 37,171 34,284 3,102 3,102 0.6
Total Collateral Held for Securities Loaned 215 3,102 0.6
Total Value $23,232 $3,952
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 10/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% $– $– $– $6
Total Income/Non Income Cash from Affiliated Investments $6
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 0 29
Total Affiliated Income from Securities Loaned, Net $29
Total $– $– $0

International Equity Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98.9% ) Value
Australia (7.4%)
16,865 Appen , Ltd. $ 137,425
24,299 ARB Corporation, Ltd. 894,949
209,673 Aristocrat Leisure, Ltd. 7,436,386
27,666 ASX, Ltd. 1,739,848
37,384 Atlas Arteria, Ltd. 175,691
96,929 Aurizon Holdings, Ltd. 247,116
51,048 BHP Group, Ltd. 1,402,130
133,225 Carsales.com, Ltd. 2,493,184
100,604 Commonwealth Bank of Australia 7,974,070
166,565 Computershare, Ltd. 2,370,108
4,644 Credit Corporation Group, Ltd. 110,470
71,715 CSL, Ltd. 16,317,995
127,663 DEXUS Property Group 1,047,188
21,374 Domino's Pizza Enterprises, Ltd. 2,192,497
324,840 GWA Group, Ltd. 666,822
299,689 Humm Group, Ltd.
a
199,966
35,655 Ingenia Communities Group 176,285
15,824 Magellan Financial Group, Ltd. 416,266
19,014 Premier Investments, Ltd. 441,278
19,189 REA Group, Ltd. 2,328,937
14,919 Reece, Ltd. 226,220
15,573 Rio Tinto, Ltd. 1,066,946
320,221 Sandfire Resources, Ltd. 1,348,892
137,731 SEEK, Ltd. 3,422,999
8,997 Sonic Healthcare, Ltd. 273,009
122,323 Stockland 421,639
695,656 Tabcorp Holdings, Ltd. 2,619,381
12,169 Washington H. Soul Pattinson and
Company, Ltd. 299,681
18,487 Westpac Banking Corporation 359,666
9,476 WorleyParsons , Ltd. 77,857
Total 58,884,901
Austria (0.4%)
42,855 OMV AG 2,594,593
5,191 Raiffeisen Bank International AG 151,681
Total 2,746,274
Belgium (0.6%)
569 Aedifica SA 75,877
35,459 Groupe Bruxelles Lambert SA 4,114,359
1,848 KBC Groep NV 172,092
4,246 Telenet Group Holding NV 152,542
Total 4,514,870
Bermuda (0.1%)
64,500 CK Infrastructure Holdings, Ltd. 388,870
170,000 Road King Infrastructure, Ltd. 172,247
Total 561,117
Canada (11.2%)
5,995 Agnico Eagle Mines, Ltd. 318,206
12,301 Ballard Power Systems, Inc.
a
222,941
70,209 Bank of Nova Scotia 4,603,069
38,325 Barrick Gold Corporation 703,265
240,898 BCE, Inc. 12,401,108
9,898 Canadian Apartment Properties
REIT 483,303
15,564 Canadian Imperial Bank of
Commerce 1,888,531
57,327 Canadian National Railway
Company 7,618,895
67,079 Canadian Pacific Railway, Ltd. 5,191,902
Shares Common Stock (98.9%) Value
Canada (11.2%) - continued
13,246 Canadian Western Bank $ 423,731
28,087 Canopy Growth Corporation
a,b
355,173
109,876 CGI, Inc.
a
9,815,684
175,159 CI Financial Corporation 3,994,010
17,144 Dollarama , Inc. 774,915
62,945 Enbridge, Inc. 2,636,610
100,311 Laurentian Bank of Canada 3,377,472
8,324 Open Text Corporation 419,294
8,916 Rogers Communications, Inc.
b
414,678
38,831 Royal Bank of Canada 4,041,863
7,533 Saputo, Inc. 179,925
2,449 Shopify, Inc.
a
3,592,022
11,607 Sun Life Financial, Inc. 661,475
152,260 Suncor Energy, Inc. 4,004,576
182,796 TC Energy Corporation 9,888,649
6,256 TELUS Corporation 143,510
35,926 Thomson Reuters Corporation 4,321,512
4,850 TMX Group, Ltd. 525,090
83,339 Toronto-Dominion Bank 6,049,754
Total 89,051,163
Cayman Islands (0.1%)
6,400 ASM Pacific Technology, Ltd. 69,251
198,400 Sands China, Ltd.
a
452,188
Total 521,439
Denmark (4.0%)
36 A.P. Moller - Maersk AS, Class B 104,326
371 Alk-Abello AS
a
160,738
38,240 Carlsberg AS 6,314,030
40,591 DSV AS 9,434,047
6,582 Genmab AS
a
2,956,974
4,103 GN Store Nord AS 249,328
5,504 Jyske Bank AS
a
268,524
76,246 Novo Nordisk AS 8,360,749
18,320 Royal Unibrew AS 2,275,809
2,174 Topdanmark AS 115,376
46,948 Tryg AS 1,114,222
Total 31,354,123
Finland (0.7%)
9,446 Fortum Oyj 280,926
26,630 KONE Oyj 1,816,146
29,528 Neste Oil Oyj 1,643,882
17,484 Nordea Bank Abp 214,123
593 Orion Oyj 25,679
4,000 Sampo Oyj 212,646
29,652 Stora Enso Oyj 493,396
23,574 UPM- Kymmene Oyj 831,950
Total 5,518,748
France (7.8%)
46,572 Air Liquide SA 7,775,578
1,419 Amundi SA
c
126,429
19,689 BNP Paribas SA 1,317,930
21,245 Bollore SA 123,481
35,402 Dassault Systemes SE 2,067,390
2,722 Gaztransport Et Technigaz SA 225,003
1,206 Hermes International 1,915,030
16,201 Ipsos SA 759,303
3,894 La Francaise des Jeux SAEM
c
202,198
109,458 Legrand SA 11,924,538
2,921 LNA Sante 167,990

International Equity Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.9%) Value
France (7.8%) - continued
19,890 L'Oreal SA $ 9,098,796
4,654 LVMH Moet Hennessy Louis Vuitton
SE 3,649,310
1,487 Sartorius Stedim Biotech 819,593
78,072 Schneider Electric SE 13,461,062
28,478 Societe Generale SA 951,280
135,879 Total Energies SE 6,804,151
3,811 UbiSoft Entertainment SA
a
199,559
417 Wendel SA 55,549
969 Worldline SA
a,c
56,508
Total 61,700,678
Germany (6.2%)
10,067 Adidas AG 3,294,952
53,406 Allianz SE 12,401,458
21,599 Alstria Office REIT AG 403,726
3,045 Bechtle AG 228,417
934 Beiersdorf AG 99,316
2,760 CompuGroup Medical SE and
Company KGaA 230,678
13,536 Deutsche Boerse AG 2,247,077
29,568 Deutsche Pfandbriefbank AG
c
366,877
65,410 Deutsche Post AG 4,049,348
251,101 Deutsche Telekom AG 4,669,775
9,169 K+S AG
a
158,003
2,637 LEG Immobilien AG 392,236
17,482 Merck KGaA 4,131,442
8,287 PUMA SE 1,028,004
15,464 SAP SE 2,239,365
352 Sartorius Aktiengesellschaft 228,004
9,683 Scout24 SE
c
674,384
2,724 Siemens AG 442,874
2,317 Stroeer SE 196,503
38,960 Symrise AG 5,389,042
186,768 TAG Immobilien AG 5,674,231
3,851 Wacker Chemie AG 695,904
2,560 Zalando SE
a,c
241,871
Total 49,483,487
Hong Kong (0.5%)
146,000 CK Hutchison Holdings, Ltd. 978,846
132,000 Galaxy Entertainment Group, Ltd.
a
710,256
62,000 HKT Trust and HKT, Ltd. 84,136
504,000 Hong Kong and China Gas
Company, Ltd. 782,980
41,000 Hysan Development Company, Ltd. 142,542
18,700 Link REIT 165,672
119,500 Power Assets Holdings, Ltd. 730,301
227,000 SJM Holdings, Ltd.
a
168,824
28,000 Sun Hung Kai Properties, Ltd. 371,233
Total 4,134,790
Ireland (<0.1%)
10,512 Glanbia plc 171,673
Total 171,673
Isle of Man (0.5%)
135,147 Entain plc
a
3,786,973
Total 3,786,973
Israel (1.1%)
211,124 Bank Hapoalim , Ltd. 2,079,352
402,563 Bank Leumi Le-Israel BM 3,846,237
Shares Common Stock (98.9%) Value
Israel (1.1%) - continued
2,351 First International Bank of Israel,
Ltd. $ 94,283
71,760 Mizrahi Tefahot Bank, Ltd. 2,610,988
7,073 Radware , Inc.
a
250,596
Total 8,881,456
Italy (2.8%)
35,108 A2A SPA 73,879
42,246 Amplifon SPA 2,149,830
34,637 Azimut Holding SPA 997,489
796,350 Enel SPA 6,666,889
40,815 Finecobank Banca Fineco SPA
a
779,478
54,123 Iren SPA 168,198
94,282 Italgas SPA 599,021
285,431 Mediobanca SPA
a
3,405,980
57,630 Poste Italiane SPA
c
823,065
98,884 Recordati SPA 6,195,787
Total 21,859,616
Japan (20.4%)
85 Activia Properties, Inc. 348,472
31,300 Advantest Corporation 2,566,222
19,600 AEON Financial Service Company,
Ltd. 249,021
54,600 Air Water, Inc. 835,385
12,500 Aisin Corporation 457,410
17,100 Amada Holdings Company, Ltd. 168,939
21,400 Arcs Company, Ltd. 411,250
15,600 ASKUL Corporation 211,891
315,600 Astellas Pharmaceutical, Inc. 5,320,631
11,300 Bandai Namco Holdings, Inc. 863,530
2,200 BayCurrent Consulting, Inc. 913,045
1,800 Benefit One, Inc. 90,840
27,500 Chiyoda Company, Ltd. 184,499
68,400 Chugai Pharmaceutical Company,
Ltd. 2,557,434
4,600 COMSYS Holdings Corporation 113,901
10,400 Dai Nippon Printing Company, Ltd. 257,661
2,300 Daifuku Company, Ltd. 211,737
16,200 Daikin Industries, Ltd. 3,548,040
21 Daiwa Office Investment
Corporation 135,553
219 Daiwa Securities Living Investment
Corporation 221,238
6,500 Denso Corporation 471,219
6,000 DISCO Corporation 1,617,586
10,700 Eisai Company, Ltd. 758,161
3,000 Fast Retailing Company, Ltd. 1,991,453
29,500 Fuji Soft, Inc. 1,502,244
13,300 Hanwa Company, Ltd. 399,513
5,900 Hikari Tsushin, Inc. 909,509
153,800 Honda Motor Company, Ltd. 4,549,075
13,500 Hoya Corporation 1,987,316
116 Hulic REIT, Inc. 175,739
57,300 Inaba Denki Sangyo Company, Ltd. 1,374,489
26,100 ITOCHU Techno-Solutions
Corporation 824,480
7,100 Izumi Company, Ltd. 215,263
18,500 Japan Post Bank Company, Ltd. 144,337
31,400 JFE Holdings, Inc. 479,806
63,500 Kamigumi Company, Ltd. 1,278,569
89,600 Kao Corporation 5,068,499
137,300 KDDI Corporation 4,198,635
285 Kenedix Retail REIT Corporation 727,192

International Equity Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.9%) Value
Japan (20.4%) - continued
13,700 Keyence Corporation $ 8,269,523
69,900 Kinden Corporation 1,147,103
13,100 Kobe Bussan Company, Ltd. 451,251
4,500 Komatsu, Ltd. 117,861
8,800 KOMEDA Holdings Company, Ltd. 159,608
58,100 Kyoei Steel, Ltd. 716,892
26,600 Kyushu Railway Company 595,430
8,700 Lasertec Corporation 1,887,167
5,500 Lintec Corporation 122,779
15,900 M3, Inc. 936,993
367,200 Marubeni Corporation 3,115,810
3,000 McDonald's Holdings Company
(Japan), Ltd. 134,075
153,000 Mebuki Financial Group, Inc. 313,270
10,600 Ministop Company, Ltd. 129,199
151,200 Mitsubishi Corporation 4,807,854
166,600 Mitsubishi Electric Corporation 2,237,345
464,700 Mitsubishi HC Capital, Inc. 2,330,099
25,000 Mitsuboshi Belting, Ltd. 444,348
154,500 Mitsui & Company, Ltd. 3,535,657
294 Mori Hills REIT Investment
Corporation 398,617
1,900 Murata Manufacturing Company,
Ltd. 140,939
38,700 NEC Networks & System Integration
Corporation 622,701
10,800 NGK Spark Plug Company, Ltd. 172,530
76,900 NHK Spring Company, Ltd. 580,117
30,200 Nidec Corporation 3,344,886
2,100 Nintendo Company, Ltd. 927,480
55 Nippon Building Fund, Inc. 357,332
11 Nippon REIT Investment
Corporation 42,286
9,900 Nippon Steel Corporation 173,574
165,800 Nippon Telegraph and Telephone
Corporation 4,645,541
39,600 Nissan Chemical Corporation 2,204,083
207,700 Nissan Motor Company, Ltd.
a
1,057,164
20,400 Nitori Holdings Company, Ltd. 3,747,694
31,100 Nitto Kogyo Corporation 462,750
51,000 Obayashi Corporation 430,554
3,800 Ono Pharmaceutical Company, Ltd. 79,731
37,500 Oracle Corporation Japan 3,548,419
171,400 ORIX Corporation 3,406,799
18,400 PLENUS Company, Ltd. 313,235
17,300 Recruit Holdings Company, Ltd. 1,150,779
187,700 Renesas Electronics Corporation
a
2,308,978
75,900 Resona Holdings, Inc. 285,126
14,900 Ryoyo Electro Corporation 310,278
38,400 Sangetsu Company, Ltd. 528,402
3,300 Sankyu, Inc. 148,984
9,700 Sawai Group Holdings Company,
Ltd. 427,908
48,000 Secom Company, Ltd. 3,272,278
114,600 Sekisui House, Ltd. 2,382,624
11,500 Seven & I Holdings Company, Ltd. 482,825
31,600 Shin-Etsu Chemical Company, Ltd. 5,635,325
50,300 Shionogi & Company, Ltd. 3,279,576
15,700 SHO-BOND Holdings Company,
Ltd. 657,664
193,500 SoftBank Corporation 2,641,213
12,200 SoftBank Group Corporation 660,476
23,100 Sony Group Corporation 2,674,896
27,300 Sumco Corporation 521,665
197,700 Sumitomo Corporation 2,817,159
Shares Common Stock (98.9%) Value
Japan (20.4%) - continued
35,300 Sumitomo Electric Industries, Ltd. $ 468,532
113,200 Sumitomo Mitsui Financial Group,
Inc. 3,673,301
33,800 Sumitomo Mitsui Trust Holdings,
Inc. 1,111,812
5,000 Taikisha, Ltd. 142,803
26,100 Taisei Corporation 818,996
24,800 Taiyo Holdings Company, Ltd. 663,011
4,300 Takara Standard Company, Ltd. 57,167
35,700 Takeda Pharmaceutical Company,
Ltd. 1,001,950
20,200 Terumo Corporation 891,139
56,900 Toagosei Company, Ltd. 635,920
9,800 Tokyo Electron, Ltd. 4,567,124
27,100 Toppan Forms Company, Ltd. 260,535
262,800 Toyota Motor Corporation 4,636,887
26,500 Tsubakimoto Chain Company 783,005
83,500 TV Asahi Holdings Corporation 1,267,124
27,200 WealthNavi , Inc.
a
745,868
14,100 Yuasa Trading Company, Ltd. 376,829
520,300 Z Holdings Corporation 3,230,033
Total 161,966,672
Jersey (0.1%)
54,425 Breedon Group plc 72,994
14,647 Experian plc 671,582
Total 744,576
Luxembourg (1.0%)
340,277 B&M European Value Retail SA 2,948,067
16,528 Eurofins Scientific SE 1,950,556
138,315 Tenaris SA ADR 3,081,658
Total 7,980,281
Netherlands (6.4%)
50,901 Aalberts NV 2,817,308
77,321 ABN AMRO Group NV
c
1,137,217
62,078 Airbus Group NV
a
7,963,510
20,785 ASML Holding NV 16,896,169
64,879 Euronext NV
c
7,299,194
8,294 Ferrari NV 1,968,063
39,949 ForFarmers BV 190,497
3,704 JDE Peet's BV 107,857
34,610 Koninklijke DSM NV 7,561,549
28,327 Qiagen NV
a
1,558,386
1,185 RHI Magnesita NV 54,458
6,023 Technip Energies NV
a
92,697
55,500 Unilever NV 2,971,163
Total 50,618,068
New Zealand (0.1%)
95,007 Contact Energy, Ltd. 557,485
26,597 Meridian Energy, Ltd. 95,278
4,301 Spark New Zealand, Ltd. 14,080
3,897 Xero , Ltd.
a
444,345
Total 1,111,188
Norway (1.5%)
338,042 DNB Bank ASA
b
8,044,277
130,055 Equinor ASA 3,295,377
13,414 Kahoot ! ASA
a
80,420

International Equity Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.9%) Value
Norway (1.5%) - continued
9,387 Yara International ASA $ 490,592
Total 11,910,666
Portugal (0.2%)
108,126 Galp Energia SGPS SA 1,123,209
Total 1,123,209
Singapore (1.1%)
528,144 Ascendas REIT 1,209,678
328,400 DBS Group Holdings, Ltd. 7,674,006
71,359 Wing Tai Holdings, Ltd. 102,659
Total 8,986,343
Spain (0.4%)
400,418 Banco Santander SA 1,518,824
20,395 CIA De Distribucion Integral 434,673
13,172 Industria de Diseno Textil SA 477,147
199,631 Mediaset Espana Comunicacion
SA
a
1,038,483
Total 3,469,127
Sweden (3.7%)
8,662 AB Industrivarden , Class A 285,744
139,988 AB Industrivarden , Class C 4,553,611
4,931 Addtech AB 110,317
144,946 Assa Abloy AB 4,253,102
86,663 Atlas Copco AB, Class A 5,580,986
21,858 Atlas Copco AB, Class B 1,184,569
151,128 Granges AB 1,648,340
186,825 Hexpol AB 2,186,351
8,159 Holmen AB 362,228
76,596 Husqvarna AB
b
1,091,563
22,740 Indutrade AB 662,904
5,358 L E Lundbergforetagen AB 308,906
49,940 Nobina AB
c
478,350
49,492 Skandinaviska Enskilda Banken AB 773,947
19,342 Skanska AB 491,788
27,179 Stillfront Group AB
a
121,370
103,659 Svenska Handelsbanken AB 1,188,175
92,395 Swedbank AB 2,003,928
30,331 Thule Group AB
c
1,752,541
20,334 Trelleborg AB 465,397
449 Wihlborgs Fastigheter AB 10,645
Total 29,514,762
Switzerland (10.9%)
348 Bachem Holding AG 280,126
27,143 Baloise Holding AG 4,325,511
4,114 Banque Cantonale Vaudoise 331,228
164 Barry Callebaut AG 379,800
211 Bucher Industries AG 106,490
2 Chocoladefabriken Lindt and
Spruengli AG 240,061
44,499 Coca-Cola HBC AG 1,542,345
468 Ferguson plc 70,417
1,553 Galenica AG
c
113,752
4,252 Geberit AG 3,320,613
84 Givaudan SA 395,803
18,895 Holcim, Ltd. 942,532
279 Lindt & Spruengli AG 3,287,910
4,157 Lonza Group AG 3,416,224
117,302 Nestle SA 15,472,982
181,560 Novartis AG 15,017,325
Shares Common Stock (98.9%) Value
Switzerland (10.9%) - continued
964 Partners Group Holding AG $ 1,684,065
41,027 PSP Swiss Property AG 5,128,625
4,018 Roche Holding AG 1,556,550
179 Siegfried Holding AG 172,170
21,200 Sika AG 7,182,129
17,545 Sonova Holding AG 7,270,153
10,792 Swiss Life Holding AG 5,920,132
10,143 Tecan Group AG 6,214,643
3,603 Temenos AG 551,607
868 Vifor Pharma AG 112,081
985 Vontobel Holding AG 91,220
2,963 Zurich Insurance Group AG 1,313,263
Total 86,439,757
United Kingdom (9.7%)
13,094 888 Holdings Public Company, Ltd. 68,597
58,327 AstraZeneca plc 7,296,790
704,461 Auto Trader Group plc
c
5,840,292
52,818 Avacta Group plc
a
84,572
510,664 Barclays plc 1,409,165
98,042 Barratt Developments plc 890,033
14,358 Bellway plc 651,478
794,935 BP plc 3,808,458
4,318 Coca-Cola European Partners plc 227,343
18,244 Croda International plc 2,361,331
32,067 Dechra Pharmaceuticals plc 2,246,928
144,148 Diageo plc 7,171,610
3,188 Diploma plc 131,018
5,610 Genus plc 425,416
11,361 Greggs plc 474,855
270,834 Halma plc 10,983,214
78,591 Howden Joinery Group plc 989,323
7,709 Imperial Brands plc 162,669
31,742 InterContinental Hotels Group plc
a
2,223,436
38,413 Intermediate Capital Group plc 1,152,197
20,300 JD Sports Fashion plc 302,570
94,033 John Wood Group plc
a
274,204
2,831 LondonMetric Property plc 10,125
18,083 Mondi plc 451,600
191,173 Moneysupermarket.com Group plc 555,022
133,333 PageGroup plc 1,211,621
27,492 Paragon Banking Group plc 206,369
44,607 Redde Northgate plc 242,967
208,455 RELX plc 6,463,647
5,040 Rightmove plc 47,641
16,844 Rio Tinto plc 1,050,249
228,091 Royal Dutch Shell plc, Class A 5,225,312
367,613 Royal Dutch Shell plc, Class B 8,436,251
13,742 Spirax-Sarco Engineering plc 2,933,498
38,227 Standard Chartered plc 258,529
242,448 Tritax Big Box REIT plc 746,119
Total 77,014,449
Total Common Stock
(cost $641,464,965) 784,050,406
Shares
Collateral Held for Securities
Loaned ( 1.1% )
9,020,221 Thrivent Cash Management Trust 9,020,221
Total Collateral Held for
Securities Loaned
(cost $9,020,221) 9,020,221

International Equity Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Preferred Stock ( 0.3% ) Value
Germany (0.3%)
8,953 Volkswagen AG $ 2,009,340
Total 2,009,340
Total Preferred Stock
(cost $2,288,648) 2,009,340
Shares or
Principal
Amount Short-Term Investments ( 0.3% )
Federal Home Loan Bank Discount
Notes
300,000 0.040%,  11/18/2021
d
299,994
500,000 0.040%,  12/1/2021
d
499,983
100,000 0.035%,  12/3/2021
d
99,997
300,000 0.020%,  1/5/2022
d
299,973
Thrivent Core Short-Term Reserve
Fund
138,253 0.130% 1,382,534
Total Short-Term Investments
(cost $2,582,497) 2,582,481
Total Investments (cost
$655,356,331) 100.6% $797,662,448
Other Assets and Liabilities,
Net (0.6%) (4,676,718)
Total Net Assets 100.0% $792,985,730
a Non-income producing security.
b All or a portion of the security is on loan.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2021, the value of these investments was $19,112,678 or
2.4% of total net assets.
d The interest rate shown reflects the yield .
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core International Equity
Fund as of October 31, 2021:
Securities Lending Transactions
Common Stock $ 7,727,463
Total lending $7,727,463
Gross amount payable upon return of
collateral for securities loaned $9,020,221
Net amounts due to counterparty $1,292,758
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 136,206,675
Gross unrealized depreciation (11,544,870)
Net unrealized appreciation (depreciation) $ 124,661,805
Cost for federal income tax purposes $ 672,768,956

International Equity Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2021, in valuing International Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 49,965,610 – 49,965,610 –
Consumer Discretionary 70,493,632 – 70,493,632 –
Consumer Staples 57,266,838 227,343 57,039,495 –
Energy 54,111,189 3,081,658 51,029,531 –
Financials 138,460,447 – 138,460,447 –
Health Care 103,789,194 – 103,789,194 –
Industrials 136,869,394 – 136,869,394 –
Information Technology 86,594,080 3,842,618 82,751,462 –
Materials 56,355,785 – 56,355,785 –
Real Estate 20,399,431 – 20,399,431 –
Utilities 9,744,806 – 9,744,806 –
Preferred Stock
Consumer Discretionary 2,009,340 – 2,009,340 –
Short-Term Investments 1,199,947 – 1,199,947 –
Subtotal Investments in Securities $787,259,693 $7,151,619 $780,108,074 $–
Other Investments  * Total
Affiliated Short-Term Investments 1,382,534
Collateral Held for Securities Loaned 9,020,221
Subtotal Other Investments $10,402,755
Total Investments at Value $797,662,448
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 231,687 231,687 – –
Total Liability Derivatives $231,687 $231,687 $– $–
The following table presents International Equity Fund's futures contracts held as of October 31, 2021. Investments and/or cash totaling $999,735 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 165 December 2021 $ 19,533,387 ( $ 231,687)
Total Futures Long Contracts $ 19,533,387 ( $ 231,687)
Total Futures Contracts $ 19,533,387 ($231,687)

International Equity Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2021, for International Equity
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 231,687
Total Equity Contracts 231,687
Total Liability Derivatives $231,687
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2021, for
International Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 3,467,460
Total Equity Contracts
3,467,460
Total $3,467,460
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2021, for International Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 289,360
Total Equity Contracts 289,360
Total $289,360
The following table presents International Equity Fund's average volume of derivative activity during the period ended October 31, 2021.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $15,148,258

International Equity Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Equity Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
10/31/2021
Shares Held at
10/31/2021
% of Net
Assets
10/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% $1,061 $68,451 $68,129 $1,383 138 0.2%
Total Affiliated Short-Term Investments 1,061 1,383 0.2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   8,557 188,906 188,443 9,020 9,020 1.1
Total Collateral Held for Securities Loaned 8,557 9,020 1.1
Total Value $9,618 $10,403
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 10/31/2021
Affiliated Registered Investment Companies
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% $– $– $– $2
Total Income/Non Income Cash from Affiliated Investments $2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 1 138
Total Affiliated Income from Securities Loaned, Net $138
Total $– $– $1

Low Volatility Equity Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 99.8% ) Value
Communications Services (7.5%)
168,135 Activision Blizzard, Inc. $ 13,146,476
1,399 Alphabet, Inc., Class C
a
4,148,609
507,911 AT&T, Inc. 12,829,832
134,075 Comcast Corporation 6,895,477
89,508 Electronic Arts, Inc. 12,553,497
12,577 News Corporation, Class A 288,013
6,027 RingCentral, Inc.
a
1,469,262
19,276 Take-Two Interactive Software,
Inc.
a
3,488,956
17,883 T-Mobile US, Inc.
a
2,057,082
559,164 Verizon Communications, Inc. 29,630,100
645 Walt Disney Company
a
109,050
Total 86,616,354
Consumer Discretionary (4.7%)
4,004 AutoZone, Inc.
a
7,146,500
21,244 Dollar General Corporation 4,705,971
11,229 Domino's Pizza, Inc. 5,490,644
30,691 Home Depot, Inc. 11,409,072
90,084 McDonald's Corporation 22,120,126
190 NVR, Inc.
a
930,012
11,650 Target Corporation 3,024,573
Total 54,826,898
Consumer Staples (11.5%)
72,163 Altria Group, Inc. 3,183,110
92,840 Church & Dwight Company, Inc. 8,110,502
10,948 Clorox Company 1,784,633
181,032 Coca-Cola Company 10,204,774
191,444 Colgate-Palmolive Company 14,586,118
24,620 Costco Wholesale Corporation 12,101,715
7,821 General Mills, Inc. 483,338
19,890 Hershey Company 3,487,711
5,472 Kellogg Company 335,434
314,549 Kroger Company 12,588,251
3,342 McCormick & Company, Inc. 268,129
258,647 Mondelez International, Inc. 15,710,219
44,178 Monster Beverage Corporation
a
3,755,130
82,938 PepsiCo, Inc. 13,402,781
75,775 Philip Morris International, Inc. 7,163,768
109,265 Procter & Gamble Company 15,623,802
66,392 Sprouts Farmers Markets, Inc.
a
1,469,919
55,004 Walmart, Inc. 8,218,698
Total 132,478,032
Energy (0.1%)
5,179 Chevron Corporation 592,944
17,945 DT Midstream, Inc. 860,642
Total 1,453,586
Financials (7.1%)
26,524 Aon plc 8,485,558
22,255 Arthur J. Gallagher & Company 3,731,496
56,493 Berkshire Hathaway, Inc.
a
16,214,056
8,069 BlackRock, Inc. 7,612,779
3,478 Cboe Global Markets, Inc. 458,887
585 Financial Institutions, Inc. 18,673
38,297 Franklin Resources, Inc. 1,205,972
5,875 Hanmi Financial Corporation 130,366
19,316 HomeStreet , Inc. 910,943
16,607 Intercontinental Exchange, Inc. 2,299,405
84,535 Marsh & McLennan Companies,
Inc. 14,100,438
Shares Common Stock (99.8%) Value
Financials (7.1%) - continued
469 Midland States Bancorp, Inc. $ 12,035
24,744 Moody's Corporation 10,000,288
50,972 Nasdaq, Inc. 10,697,494
27,655 T. Rowe Price Group, Inc. 5,997,816
Total 81,876,206
Health Care (21.2%)
73,310 Abbott Laboratories 9,448,926
72,012 Agilent Technologies, Inc. 11,341,170
41,748 Amgen, Inc. 8,640,584
139,480 Baxter International, Inc. 11,013,341
27,461 Becton, Dickinson and Company 6,579,381
11,148 Bio- Techne Corporation 5,837,650
4,990 Chemed Corporation 2,406,427
25,281 Danaher Corporation 7,881,857
86,346 Eli Lilly and Company 21,997,507
232,802 Gilead Sciences, Inc. 15,104,194
170,642 Johnson & Johnson 27,794,169
153,528 Medtronic plc 18,401,866
168,609 Merck & Company, Inc. 14,846,023
27,455 Moderna , Inc.
a
9,477,741
41,456 Regeneron Pharmaceuticals, Inc.
a
26,529,353
32,842 Stryker Corporation 8,738,271
38,073 UnitedHealth Group, Inc. 17,531,474
30,752 Vertex Pharmaceuticals, Inc.
a
5,686,967
7,848 Waters Corporation
a
2,884,532
11,357 West Pharmaceutical Services,
Inc. 4,882,147
40,771 Zoetis, Inc. 8,814,690
Total 245,838,270
Industrials (9.1%)
12,949 3M Company 2,313,727
50,581 AMETEK, Inc. 6,696,924
2,105 Deere & Company 720,563
4,312 Eaton Corporation plc 710,445
8,786 Expeditors International of
Washington, Inc. 1,082,962
11,459 Honeywell International, Inc. 2,505,167
33,265 IDEX Corporation 7,403,791
38,719 Illinois Tool Works, Inc. 8,822,899
10,755 JB Hunt Transport Services, Inc. 2,120,778
17,424 L3Harris Technologies, Inc. 4,016,929
37,097 Landstar System, Inc. 6,522,024
35,555 Linde plc 11,349,156
10,121 Lockheed Martin Corporation 3,363,411
27,104 PACCAR, Inc. 2,429,060
93,731 Republic Services, Inc. 12,616,193
44,521 Union Pacific Corporation 10,747,369
23,058 Waste Connections, Inc. 3,136,119
119,770 Waste Management, Inc. 19,190,747
Total 105,748,264
Information Technology (27.0%)
89,099 Accenture plc 31,967,830
42,809 Adobe, Inc.
a
27,841,261
8,162 Amphenol Corporation 626,597
56,817 Analog Devices, Inc. 9,857,181
35,260 Apple, Inc. 5,281,948
34,215 Automatic Data Processing, Inc. 7,680,925
18,370 Broadridge Financial Solutions,
Inc. 3,277,392
64,127 Cadence Design Systems, Inc.
a
11,101,025
11,180 CDW Corporation 2,086,747

Low Volatility Equity Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.8%) Value
Information Technology (27.0%) - continued
76,412 Cisco Systems, Inc. $ 4,276,780
1,595 EPAM Systems, Inc.
a
1,073,818
21,032 Fidelity National Information
Services, Inc. 2,329,084
1,121 Fortinet, Inc.
a
377,037
130,582 Intel Corporation 6,398,518
23,164 Intuit, Inc. 14,500,432
100,460 Jack Henry & Associates, Inc. 16,724,581
90,534 Keysight Technologies, Inc.
a
16,297,931
18,431 KLA-Tencor Corporation 6,870,339
11,645 Mastercard , Inc. 3,907,130
101,923 Microsoft Corporation 33,799,705
14,351 Motorola Solutions, Inc. 3,567,515
20,023 Oracle Corporation 1,921,007
137,061 Paychex, Inc. 16,896,880
191 ServiceNow , Inc.
a
133,272
29,210 Synopsys, Inc.
a
9,732,188
62,417 Texas Instruments, Inc. 11,701,939
33,175 Tyler Technologies, Inc.
a
18,021,323
43,731 VeriSign, Inc.
a
9,737,582
84,239 Visa, Inc. 17,839,293
38,224 Zoom Video Communications,
Inc.
a
10,498,222
19,045 Zscaler , Inc.
a
6,072,689
Total 312,398,171
Materials (2.1%)
2,736 Air Products and Chemicals, Inc. 820,280
28,537 Avery Dennison Corporation 6,213,076
212,951 Newmont Corporation 11,499,354
40,969 Royal Gold, Inc. 4,056,750
4,644 Sherwin-Williams Company 1,470,337
Total 24,059,797
Real Estate (2.8%)
130,107 National Storage Affiliates Trust 8,126,483
71,970 Public Storage, Inc. 23,906,995
Total 32,033,478
Utilities (6.7%)
12,855 American States Water Company 1,167,748
40,456 American Water Works Company,
Inc. 7,046,626
117,163 CMS Energy Corporation 7,070,787
240,157 Consolidated Edison, Inc. 18,107,838
72,254 Entergy Corporation 7,443,607
65,284 NextEra Energy, Inc. 5,570,684
478,684 NiSource, Inc. 11,809,134
40,124 Portland General Electric
Company 1,978,515
80,074 Sempra Energy 10,219,845
35,647 Southern Company 2,221,521
76,819 Xcel Energy, Inc. 4,961,739
Total 77,598,044
Total Common Stock
(cost $906,952,878) 1,154,927,100
Shares Short-Term Investments ( 0.1% ) Value
Thrivent Core Short-Term Reserve
Fund
121,136 0.130% $ 1,211,364
Total Short-Term Investments
(cost $1,211,364) 1,211,364
Total Investments (cost
$908,164,242) 99.9% $1,156,138,464
Other Assets and Liabilities, Net
0.1% 1,275,796
Total Net Assets 100.0% $1,157,414,260
a Non-income producing security.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 256,461,186
Gross unrealized depreciation (13,257,665)
Net unrealized appreciation (depreciation) $ 243,203,521
Cost for federal income tax purposes $ 912,934,943

Low Volatility Equity Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2021, in valuing Low Volatility Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 86,616,354 86,616,354 – –
Consumer Discretionary 54,826,898 54,826,898 – –
Consumer Staples 132,478,032 132,478,032 – –
Energy 1,453,586 1,453,586 – –
Financials 81,876,206 81,876,206 – –
Health Care 245,838,270 245,838,270 – –
Industrials 105,748,264 105,748,264 – –
Information Technology 312,398,171 312,398,171 – –
Materials 24,059,797 24,059,797 – –
Real Estate 32,033,478 32,033,478 – –
Utilities 77,598,044 77,598,044 – –
Subtotal Investments in Securities $1,154,927,100 $1,154,927,100 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 1,211,364
Subtotal Other Investments $1,211,364
Total Investments at Value $1,156,138,464
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Low Volatility Equity Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
10/31/2021
Shares Held at
10/31/2021
% of Net
Assets
10/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% $1,599 $28,641 $29,029 $1,211 121 0.1%
Total Affiliated Short-Term Investments 1,599 1,211 0.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   4,196 17,946 22,142 – – –
Total Collateral Held for Securities Loaned 4,196 – –
Total Value $5,795 $1,211
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 10/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% $2 $(2) $– $3
Total Income/Non Income Cash from Affiliated Investments $3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 0 9
Total Affiliated Income from Securities Loaned, Net $9
Total $2 $(2) $0

Short-Term Reserve Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Asset-Backed Securities ( 3.4% )
a
Value
AmeriCredit Automobile
Receivables Trust
$ 14,955
0.135% , 6/20/2022, Ser.
2021-2 $ 14,955
Canadian Pacer Auto Receivables
Trust
16,648,345
0.121% , 10/19/2022, Ser.
2021-1A
b
16,647,088
Carvana Auto Receivables Trust
99,038
0.129% , 7/10/2022, Ser.
2021-P2 99,038
15,797,763
0.158% , 10/11/2022, Ser.
2021-P3 15,797,902
Dell Equipment Finance Trust
18,091,807
0.182% , 9/22/2022, Ser.
2021-2
b
18,091,219
DLLAD, LLC
5,383,139
0.158% , 8/22/2022, Ser.
2021-1A
b
5,383,273
DLLMT, LLC
24,000,000
0.229% , 10/20/2022, Ser.
2021-1A
b,c
23,998,512
Enterprise Fleet Financing, LLC
10,140,391
0.175% , 7/20/2022, Ser.
2021-2
b
10,140,734
Exeter Automobile Receivables
Trust
5,968,473
0.104% , 9/15/2022, Ser.
2021-3A 5,968,390
Foursight Capital Automobile
Receivables Trust
4,121,602
0.161% , 7/15/2022, Ser.
2021-2
b
4,121,634
HPEFS Equipment Trust
12,015,106
0.138% , 6/20/2022, Ser.
2021-2A
b
12,015,416
Kubota Credit Owner Trust
14,358,522
0.165% , 8/15/2022, Ser.
2021-2A
b
14,359,294
MMAF Equipment Finance, LLC
3,056,932
0.182% , 5/13/2022, Ser.
2021-A
b
3,057,246
NMEF Funding, LLC
3,788,330
0.341% , 3/15/2022, Ser.
2021-A
b
3,788,637
Oscar US Funding Trust
5,786,717
0.162% , 8/10/2022, Ser.
2021-2A
b
5,784,841
Pawnee Equipment Receivables
22,000,000
0.302% , 10/17/2022, Ser.
2021-1
b
21,999,888
Santander Drive Auto Receivables
Trust
1,177,117
0.141% , 7/15/2022, Ser.
2021-3 1,177,110
21,000,000
0.168% , 11/15/2022, Ser.
2021-4 20,999,320
Santander Retail Auto Lease Trust
12,656,503
0.130% , 9/20/2022, Ser.
2021-C
b
12,656,250
Westlake Automobile Receivables
Trust
5,661,297
0.149% , 6/16/2022, Ser.
2021-2A
b
5,661,286
Principal
Amount Asset-Backed Securities (3.4%)
a
Value
World Omni Select Auto Trust
$ 21,228,321
0.096% , 10/14/2022, Ser.
2021-A $ 21,227,531
Total 222,989,564
Principal
Amount Basic Materials ( 4.1% )
a
Value
BASF SE
10,600,000 0.115% , 11/5/2021
b
10,599,835
25,000,000 0.125% , 12/22/2021
b
24,995,425
25,000,000 0.130% , 12/27/2021
b
24,994,715
25,000,000 0.130% , 12/28/2021
b
24,994,583
EI du Pont de Nemours & Company
25,000,000 0.180% , 12/13/2021
b
24,995,000
25,000,000 0.180% , 12/14/2021
b
24,994,857
25,000,000 0.180% , 12/20/2021
b
24,994,042
Nutrien , Ltd.
15,000,000 0.140% , 11/3/2021
b
14,999,660
12,000,000 0.130% , 11/9/2021
b
11,999,340
20,000,000 0.150% , 11/15/2021
b
19,998,423
18,000,000 0.170% , 12/10/2021
b
17,996,682
Sherwin-Williams Company
17,000,000 0.120% , 11/4/2021
b
16,999,507
25,000,000 0.124% , 11/9/2021
b
24,998,640
Total 267,560,709
Principal
Amount Capital Goods ( 3.3% )
a
Value
Amcor Finance USA, Inc.
10,000,000 0.130% , 11/1/2021
b,d
9,999,892
Amcor Flexibles North America,
Inc.
20,000,000 0.170% , 11/16/2021
b,d
19,998,550
Amphenol Corporation
10,000,000 0.120% , 11/9/2021
b
9,999,694
10,000,000 0.130% , 11/16/2021
b
9,999,475
25,000,000 0.130% , 11/22/2021
b
24,998,117
25,000,000 0.150% , 12/2/2021
b
24,997,096
Caterpillar Financial Services
Corporation
11,340,000
0.347% (LIBOR 3M +
0.220%), 1/6/2022
e
11,344,903
23,000,000
0.856% (LIBOR 3M +
0.735%), 5/13/2022
e
23,084,205
5,149,000
0.706% (LIBOR 3M +
0.590%), 6/6/2022
e
5,165,783
General Dynamics Corporation
16,828,000 0.150% , 12/7/2021
b
16,825,994
Honeywell International, Inc.
6,272,000 0.483% , 8/19/2022 6,271,488
John Deere Capital Corporation
5,000,000
0.604% (LIBOR 3M +
0.490%), 6/13/2022
e
5,013,762
17,955,000
0.595% (LIBOR 3M +
0.480%), 9/8/2022
e
18,020,359
Waste Management, Inc.
25,000,000 0.160% , 11/1/2021
b,d
24,999,742
Total 210,719,060

Short-Term Reserve Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Communications Services ( 0.4% )
a
Value
AT&T, Inc.
$ 25,000,000 0.110% , 11/9/2021
b
$ 24,999,007
Total 24,999,007
Principal
Amount Consumer Cyclical ( 6.2% )
a
Value
American Honda Finance
Corporation
10,700,000 0.150% , 11/16/2021
d
10,699,331
25,000,000 0.150% , 11/18/2021
d
24,998,222
25,000,000 0.150% , 11/22/2021
d
24,997,783
10,400,000 0.160% , 12/7/2021
d
10,398,355
16,000,000 0.180% , 1/10/2022
d
15,994,387
BMW Finance NV
27,000,000
0.913% (LIBOR 3M +
0.790%), 8/12/2022
b,e
27,151,060
BMW US Capital, LLC
6,000,000
0.767% (LIBOR 3M +
0.640%), 4/6/2022
b,e
6,014,239
Home Depot, Inc.
20,000,000
0.430% (LIBOR 3M +
0.310%), 3/1/2022
e
20,017,788
Hyundai Capital America
25,000,000 0.170% , 11/2/2021
b,d
24,999,722
25,000,000 0.140% , 11/15/2021
b,d
24,998,784
25,000,000 0.150% , 11/17/2021
b,d
24,998,588
Toyota Finance Australia, Ltd.
15,000,000 0.130% , 1/11/2022
d
14,996,454
Toyota Financial Services de Puerto
Rico, Inc.
25,000,000 0.100% , 12/27/2021 24,996,354
10,000,000 0.140% , 1/24/2022 9,997,608
Toyota Motor Credit Corporation
20,065,000
0.275% (LIBOR 3M +
0.150%), 2/14/2022
e
20,068,608
7,900,000
0.524% (LIBOR 3M +
0.400%), 5/17/2022
e
7,914,837
14,574,000
0.595% (LIBOR 3M +
0.480%), 9/8/2022
e
14,625,659
Volkswagen Group of America
Finance LLC
11,195,000 0.125% , 11/10/2021
b,d
11,193,959
VW Credit, Inc.
25,000,000 0.180% , 11/16/2021
b,d
24,998,313
25,413,000 0.181% , 11/17/2021
b,d
25,411,163
7,000,000 0.170% , 11/18/2021
b,d
6,999,463
25,000,000 0.170% , 11/19/2021
b,d
24,997,958
Total 401,468,635
Principal
Amount Consumer Non-Cyclical ( 4.9% )
a
Value
AbbVie, Inc.
5,040,000
0.587% (LIBOR 3M +
0.460%), 11/19/2021
e
5,040,606
Astrazeneca plc
25,000,000 0.120% , 12/6/2021
b
24,993,667
25,000,000 0.120% , 12/8/2021
b
24,993,333
25,000,000 0.120% , 12/9/2021
b
24,993,167
25,000,000 0.120% , 12/13/2021
b
24,992,500
Bristol-Myers Squibb Company
20,400,000
0.505% (LIBOR 3M +
0.380%), 5/16/2022
e
20,451,274
Principal
Amount Consumer Non-Cyclical (4.9%)
a
Value
Danaher Corporation
$ 25,000,000 0.200% , 11/9/2021
b,d
$ 24,999,007
15,000,000 0.150% , 11/16/2021
b,d
14,998,988
25,000,000 0.130% , 11/18/2021
b,d
24,998,083
General Mills, Inc.
25,000,000 0.100% , 11/17/2021
b
24,998,192
20,000,000 0.100% , 11/18/2021
b
19,998,467
Nestle Finance International, Ltd.
5,000,000 0.080% , 11/5/2021
b,d
4,999,942
PepsiCo, Inc.
10,000,000
0.491% (LIBOR 3M +
0.365%), 5/2/2022
e
10,017,586
Philip Morris International, Inc.
5,000,000 2.625% , 2/18/2022 5,024,728
Stanley Black & Decker, Inc.
15,000,000 0.090% , 11/3/2021
b
14,999,854
UnitedHealth Group, Inc.
25,000,000 0.120% , 12/28/2021
b
24,995,000
25,000,000 0.120% , 12/30/2021
b
24,994,747
Total 320,489,141
Principal
Amount Energy ( 1.2% )
a
Value
Chevron Corporation
11,421,000
0.655% (LIBOR 3M +
0.530%), 11/15/2021
e
11,423,057
5,000,000
0.599% (LIBOR 3M +
0.480%), 3/3/2022
e
5,008,193
Chevron USA, Inc.
5,000,000
0.233% (LIBOR 3M +
0.110%), 8/12/2022
e
5,003,200
Suncor Energy, Inc.
12,500,000 0.190% , 11/15/2021
b,d
12,499,215
20,000,000 0.190% , 11/16/2021
b,d
19,998,650
25,000,000 0.190% , 12/2/2021
b,d
24,996,387
Total 78,928,702
Principal
Amount Financials ( 37.7% )
a
Value
ANZ New Zealand International,
Ltd.
14,873,000
1.125% (LIBOR 3M +
1.000%), 1/25/2022
b,e
14,908,460
Australia & New Zealand Banking
Group, Ltd.
27,690,000
1.001% (LIBOR 3M +
0.870%), 11/23/2021
b,e
27,702,828
15,000,000
0.146% (LIBOR 3M +
0.030%), 3/9/2022
b,e
15,001,408
Bank of Montreal Chicago
25,000,000
0.169% (BSBY1M + 0.120%),
12/1/2021
e
24,995,000
10,000,000
0.147% (LIBOR 3M +
0.020%), 2/11/2022
e
10,000,108
10,000,000
0.168% (LIBOR 3M +
0.050%), 3/16/2022
e
10,001,463
15,000,000
0.166% (LIBOR 3M +
0.050%), 6/6/2022
e
15,001,111
Bank of Nova Scotia
21,958,000
0.756% (LIBOR 3M +
0.640%), 3/7/2022
e
22,006,527
4,400,000
1.116% (LIBOR 3M +
1.000%), 3/14/2022
e
4,409,699

Short-Term Reserve Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Financials (37.7%)
a
Value
$ 15,000,000
0.210% (SOFRRATE +
0.160%), 7/18/2022
e
$ 15,003,284
Barclays Bank plc
25,000,000 0.110% , 11/8/2021
b,d
24,999,465
7,325,000 0.170% , 2/7/2022
b,d
7,321,835
Barton Capital SA
25,000,000 0.100% , 11/1/2021
b,d
24,999,829
15,000,000 0.100% , 11/3/2021
b,d
14,999,825
25,000,000 0.150% , 1/27/2022
b,d
24,990,625
BNP Paribas SA
2,000,000 0.220% , 2/1/2022 2,000,622
BPCE SA
17,232,000
1.001% (LIBOR 3M +
0.880%), 5/31/2022
e
17,316,412
Canadian Imperial Bank of
Commerce
6,180,000
0.214% (LIBOR 3M +
0.100%), 12/13/2021
e
6,181,136
25,000,000
0.232% (LIBOR 3M +
0.110%), 1/18/2022
e
25,008,183
11,000,000
0.838% (LIBOR 3M +
0.720%), 6/16/2022
e
11,047,697
15,000,000
0.180% (FEDL 1M + 0.100%),
7/26/2022
e
15,000,000
10,000,000
0.210% (SOFRRATE +
0.160%), 9/7/2022
e
10,000,973
Chariot Funding, LLC
37,302,000 0.120% , 1/26/2022
b
37,290,104
Charles Schwab Corporation
2,955,000 0.100% , 11/16/2021
b
2,954,879
15,000,000 0.120% , 1/11/2022
b
14,996,793
Citigroup, Inc.
25,008,000 2.900% , 12/8/2021 25,019,407
5,750,000 4.500% , 1/14/2022 5,795,998
Commonwealth Bank of Australia
9,283,000
0.816% (LIBOR 3M +
0.700%), 3/10/2022
b,e
9,304,344
5,800,000
0.802% (LIBOR 3M +
0.680%), 9/18/2022
b,e
5,833,184
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
10,790,000 3.875% , 2/8/2022 10,891,564
Cooperatieve Rabobank
13,379,000
0.951% (LIBOR 3M +
0.830%), 1/10/2022
e
13,400,176
Cooperatieve Rabobank UA
25,000,000
0.117% (LIBOR 1M +
0.030%), 12/29/2021
e
25,000,349
Credit Agricole Corporate and
Investment Bank
15,000,000
0.200% (SOFRRATE +
0.150%), 7/15/2022
e
15,002,991
Credit Agricole SA
17,000,000 3.375% , 1/10/2022
b
17,098,049
Credit Suisse AG
11,750,000
0.499% (SOFRRATE +
0.450%), 2/4/2022
e
11,759,752
FMS Wertmanagement
25,000,000 0.100% , 12/10/2021
b
24,997,375
10,000,000 0.100% , 12/13/2021
b
9,998,875
2,000,000 0.100% , 12/15/2021
b
1,999,762
40,000,000 0.103% , 1/13/2022
b
39,989,782
25,000,000 0.125% , 1/20/2022
b
24,992,795
Principal
Amount Financials (37.7%)
a
Value
$ 25,000,000 0.115% , 1/31/2022
b
$ 24,991,448
25,000,000 0.140% , 2/8/2022
b
24,990,508
Glaxosmithkline Finance plc
15,000,000 0.080% , 11/1/2021
b,d
14,999,910
Goldman Sachs Bank USA
25,000,000
0.160% (SOFRRATE +
0.110%), 2/3/2022
e
25,003,756
15,000,000
0.220% (SOFRRATE +
0.170%), 7/26/2022
e
15,001,714
25,000,000
0.209% (SOFRRATE +
0.160%), 9/8/2022
e
24,997,465
Goldman Sachs Group, Inc.
10,392,000 5.750% , 1/24/2022 10,521,005
GS International
15,000,000 0.150% , 1/14/2022
b
14,995,925
Healthpeak Properties, Inc.
25,000,000 0.170% , 11/3/2021
b
24,999,444
22,000,000 0.170%
b
21,998,924
HSBC Holdings plc
13,000,000
1.633% (LIBOR 3M +
1.500%), 1/5/2022
e
13,031,788
25,000,000 2.650% , 1/5/2022 25,101,694
Intercontinental Exchange, Inc.
5,000,000 0.160% , 11/3/2021
b
4,999,876
25,000,000 0.160% , 11/4/2021
b
24,999,600
5,000,000 0.160% , 11/9/2021
b
4,999,705
6,000,000 0.160% , 11/16/2021
b
5,999,340
7,000,000 0.200% , 11/29/2021
b
6,998,847
Jupiter Securitization Company,
LLC
10,000,000 0.080% , 11/19/2021
b,d
9,999,452
KeyBank NA
10,000,000
0.941% (LIBOR 3M +
0.810%), 11/22/2021
e
10,004,892
La Fayette Asset Securitization,
LLC
5,000,000 0.100% , 11/22/2021
b,d
4,999,683
Lime Funding, LLC
25,000,000 0.120% , 11/4/2021
b
24,999,650
20,008,000 0.150% , 1/6/2022
b
20,003,015
10,778,000 0.150% , 1/21/2022
b
10,774,731
Macquarie Bank, Ltd.
24,082,000
0.578% (LIBOR 3M +
0.450%), 11/24/2021
b,e
24,088,315
25,000,000 0.140% , 1/10/2022
b
24,993,460
Metropolitan Life Global Funding I
10,200,000 3.375% , 1/11/2022
b
10,262,013
Mitsubishi UFJ Trust & Banking
Corporation
25,000,000 0.130% , 11/23/2021 25,000,729
Mizuho Bank, Ltd.
9,300,000 0.230% , 11/17/2021 9,300,809
Mizuho Securities USA, LLC
10,000,000 0.180% , 2/14/2022
b
10,000,351
Morgan Stanley
13,100,000 2.625% , 11/17/2021 13,112,945
National Australia Bank, Ltd.
5,500,000
0.834% (LIBOR 3M +
0.710%), 11/4/2021
b,e
5,500,220
15,000,000
0.181% (LIBOR 3M +
0.060%), 11/5/2021
b,e
15,000,164
5,815,000
1.011% (LIBOR 3M +
0.890%), 1/10/2022
b,e
5,824,968

Short-Term Reserve Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Financials (37.7%)
a
Value
$ 25,000,000
0.140% (FEDL 1M + 0.060%),
3/15/2022
b,e
$ 24,999,065
25,000,000
0.172% (LIBOR 3M +
0.040%), 3/25/2022
b,e
25,003,787
10,000,000
0.851% (LIBOR 3M +
0.720%), 5/22/2022
b,e
10,038,486
10,000,000
0.180% (SOFRRATE +
0.130%), 8/31/2022
b,e
9,998,448
11,805,000
0.524% (LIBOR 3M +
0.410%), 12/13/2022
b,e
11,849,267
Nationwide Building Society
10,000,000 0.130% , 1/13/2022
b
9,997,762
25,000,000 0.140% , 1/28/2022
b
24,992,417
New York Life Global Funding
25,190,000
0.410% (LIBOR 3M +
0.280%), 1/21/2022
b,e
25,208,384
20,801,000
0.636% (LIBOR 3M +
0.520%), 6/10/2022
b,e
20,867,591
22,350,000
0.561% (LIBOR 3M +
0.440%), 7/12/2022
b,e
22,419,218
25,000,000
0.401% (LIBOR 3M +
0.280%), 1/10/2023
b,e
25,058,874
Nieuw Amsterdam Receivables
Corporation
25,000,000 0.090% , 11/8/2021
b,d
24,999,396
25,000,000 0.120% , 1/18/2022
b,d
24,993,588
Nordea Bank Abp
10,000,000
0.141% (LIBOR 3M +
0.020%), 4/11/2022
e
10,001,550
25,000,000
0.155% (LIBOR 3M +
0.030%), 8/19/2022
e
25,000,937
Old Line Funding, LLC
25,000,000
0.156% (LIBOR 3M +
0.020%), 1/28/2022
b,d,e
25,002,022
25,000,000 0.130% , 2/15/2022
b,d
24,990,463
25,000,000
0.150% (FEDL 1M + 0.070%),
2/16/2022
b,d,e
25,000,000
25,000,000
0.143% (LIBOR 3M +
0.020%), 2/23/2022
b,d,e
25,001,132
25,000,000
0.136% (LIBOR 1M +
0.050%), 5/2/2022
b,d,e
25,000,855
PNC Bank NA
5,150,000 2.550% , 12/9/2021 5,152,350
8,445,000
0.635% (LIBOR 3M +
0.500%), 7/27/2022
e
8,470,926
7,500,000
0.546% (LIBOR 3M +
0.430%), 12/9/2022
e
7,503,114
4,964,000 2.028% 0, 12/9/2022
e
4,971,219
Realty Income Corporation
25,000,000 0.140% , 11/1/2021 24,999,625
25,000,000 0.180% , 11/15/2021 24,997,840
Regatta Funding Company, LLC
25,000,000 0.180% , 2/2/2022
b,d
24,989,200
Royal Bank of Canada
10,000,000
0.206% (LIBOR 3M +
0.090%), 12/7/2021
e
10,001,403
15,000,000
0.206% (LIBOR 3M +
0.090%), 12/10/2021
e
15,002,237
10,000,000
0.848% (LIBOR 3M +
0.730%), 2/1/2022
e
10,018,358
15,000,000
0.144% (LIBOR 3M +
0.020%), 2/17/2022
e
15,000,736
25,000,000
0.164% (LIBOR 3M +
0.050%), 3/11/2022
e
25,004,250
Principal
Amount Financials (37.7%)
a
Value
$ 5,200,000
0.599% (LIBOR 3M +
0.470%), 4/29/2022
e
$ 5,211,746
15,000,000
0.161% (LIBOR 3M +
0.030%), 5/20/2022
e
15,000,393
15,000,000
0.148% (LIBOR 3M +
0.030%), 6/7/2022
e
15,000,707
10,000,000
0.179% (LIBOR 3M +
0.050%), 8/1/2022
e
10,002,062
9,051,000
0.482% (LIBOR 3M +
0.360%), 1/17/2023
e
9,078,419
Simon Property Group, LP
18,000,000 0.160% , 11/8/2021
b
17,999,350
10,000,000 0.150% , 11/9/2021
b
9,999,603
20,500,000 0.170% , 11/15/2021
b
20,498,712
8,000,000 0.150% , 11/17/2021
b
7,999,422
20,000,000 0.150% , 11/22/2021
b
19,998,093
24,472,000 0.150% , 11/29/2021
b
24,468,818
Skandinaviska Enskilda Banken AB
8,000,000
0.189% (LIBOR 3M +
0.070%), 12/3/2021
e
8,000,876
25,000,000 0.100% , 12/28/2021
b
24,996,667
Standard Chartered Bank
6,000,000 0.250% , 1/20/2022 6,001,546
Sumitomo Mitsui Banking
Corporation
4,750,000 0.090% , 11/18/2021
b
4,749,823
7,000,000 0.160% , 11/18/2021 7,000,323
25,000,000 0.170% , 1/18/2022 25,002,752
Suncorp- Metway , Ltd.
15,000,000 0.210% , 3/28/2022
b
14,986,875
Svenska Handelsbanken AB
25,000,000
0.144% (LIBOR 3M +
0.020%), 2/17/2022
b,e
25,000,495
Svenska Handelsbanken NY
10,000,000
0.181% (LIBOR 3M +
0.060%), 11/5/2021
e
10,000,114
15,000,000
0.135% (LIBOR 3M +
0.010%), 2/8/2022
e
14,999,732
25,000,000
0.137% (LIBOR 3M +
0.010%), 2/11/2022
e
24,999,579
25,000,000
0.158% (LIBOR 3M +
0.030%), 5/10/2022
e
25,000,462
5,200,000
0.158% (LIBOR 3M +
0.030%), 7/22/2022
e
5,200,545
15,000,000
0.164% (LIBOR 3M +
0.040%), 10/19/2022
e
15,002,430
Swedbank AB
7,000,000 0.100% , 12/16/2021 6,999,477
9,500,000
0.816% (LIBOR 3M +
0.700%), 3/14/2022
b,e
9,520,710
15,000,000
0.161% (LIBOR 3M +
0.030%), 8/18/2022
e
14,998,237
15,000,000
0.144% (LIBOR 3M +
0.030%), 9/13/2022
e
14,998,539
Thunder Bay Funding, LLC
25,000,000
0.150% (FEDL 1M + 0.070%),
3/16/2022
b,d,e
25,000,000
25,000,000
0.150% (LIBOR 3M +
0.020%), 4/21/2022
b,d,e
25,002,111
Toronto-Dominion Bank
10,000,000
0.143% (BSBY3M + 0.050%),
12/9/2021
e
10,000,000
25,000,000
0.148% (LIBOR 3M +
0.020%), 2/10/2022
b,e
25,000,463

Short-Term Reserve Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Financials (37.7%)
a
Value
$ 15,000,000
0.145% (LIBOR 3M +
0.020%), 2/14/2022
e
$ 15,000,398
25,000,000
0.145% (LIBOR 3M +
0.020%), 2/18/2022
e
25,000,969
15,000,000
0.260% (SOFRRATE +
0.210%), 6/3/2022
b,e
15,009,141
10,000,000
0.190% (FEDL 1M + 0.110%),
8/12/2022
e
10,000,785
Truist Bank
5,250,000 2.625% , 1/15/2022 5,265,081
5,000,000
0.714% (LIBOR 3M +
0.590%), 5/17/2022
e
5,011,549
Truist Financial Corporation
11,834,000 2.700% , 1/27/2022 11,878,343
U.S. Bancorp
3,670,000 2.625% , 1/24/2022 3,682,367
U.S. Bank NA
32,592,000
0.310% (LIBOR 3M +
0.180%), 1/21/2022
e
32,598,902
3,000,000 1.800% , 1/21/2022 3,006,696
20,000,000
0.571% (LIBOR 3M +
0.440%), 5/23/2022
e
20,036,994
Victory Receivables Corporation
18,800,000 0.120% , 12/2/2021
b,d
18,798,278
6,760,000 0.140% , 1/6/2022
b,d
6,758,497
25,000,000 0.150% , 1/26/2022
b,d
24,992,027
Westpac Banking Corporation
15,000,000
0.134% (LIBOR 3M +
0.010%), 2/4/2022
b,e
14,999,972
10,000,000
0.180% (SOFRRATE +
0.130%), 9/1/2022
e
9,998,606
4,000,000
0.691% (LIBOR 3M +
0.570%), 1/11/2023
e
4,022,617
Total 2,472,033,818
Principal
Amount Foreign ( 0.3% )
a
Value
Caisse d'Amortissement de la Dette
Sociale
5,500,000 0.120% , 1/27/2022
b
5,498,075
15,000,000 0.160% , 3/7/2022
b
14,991,615
Total 20,489,690
Principal
Amount Technology ( 0.8% )
a
Value
Apple, Inc.
22,320,000
0.477% (LIBOR 3M +
0.350%), 5/11/2022
e
22,363,309
Intel Corporation
30,000,000
0.477% (LIBOR 3M +
0.350%), 5/11/2022
e
30,053,303
Total 52,416,612
Principal
Amount Transportation ( 0.6% )
a
Value
Union Pacific Corporation
15,000,000 0.150% , 11/3/2021
b
14,999,742
25,000,000 0.180% , 1/5/2022
b
24,996,102
Total 39,995,844
Principal
Amount
U.S. Government & Agencies
( 18.6% )
a
Value
Federal Agricultural Mortgage
Corporation
$ 21,500,000
0.086% (LIBOR 1M + FLAT),
11/22/2021
e
$ 21,501,166
9,000,000
0.082% (LIBOR 1M + FLAT),
12/1/2021
e
9,000,652
20,500,000
0.110% (LIBOR 3M +
(0.010)%), 12/2/2021
e
20,501,575
44,000,000
0.061% (LIBOR 1M +
(0.025)%), 12/10/2021
e
44,001,406
2,885,000
0.005% (LIBOR 3M +
(0.120)%), 12/22/2021
e
2,884,882
5,000,000
0.210% (LIBOR 3M +
0.080%), 1/3/2022
e
5,002,028
64,000,000
0.116% (LIBOR 1M +
0.030%), 1/21/2022
e
64,002,351
98,585,000
0.024% (LIBOR 3M +
(0.100)%), 1/25/2022
e
98,593,083
65,745,000
0.025% (LIBOR 3M +
(0.100)%), 2/18/2022
e
65,737,879
22,885,000
0.029% (LIBOR 3M +
(0.100)%), 2/25/2022
e
22,883,406
Federal Farm Credit Bank
25,000,000
0.205% (LIBOR 1M +
0.130%), 11/5/2021
e
25,000,397
80,000,000
0.008% (LIBOR 3M +
(0.120)%), 11/10/2021
e
79,999,771
98,920,000
0.066% (LIBOR 1M +
(0.020)%), 11/16/2021
e
98,922,913
200,000,000
0.070% (LIBOR 1M +
(0.010)%), 12/2/2021
e
200,006,448
30,000,000
0.026% (LIBOR 3M +
(0.090)%), 12/15/2021
e
30,001,573
25,000,000
0.117% (LIBOR 1M +
0.030%), 12/29/2021
e
25,002,831
10,305,000
0.326% (LIBOR 1M +
0.240%), 1/18/2022
e
10,310,816
8,225,000
0.165% (LIBOR 1M +
0.080%), 7/13/2022
e
8,227,608
16,200,000
0.158% (LIBOR 1M +
0.080%), 9/6/2022
e
16,207,917
Federal Home Loan Bank
5,775,000
0.000% (LIBOR 3M +
(0.120)%), 11/3/2021
e
5,775,013
7,670,000
0.066% (LIBOR 1M +
(0.020)%), 12/17/2021
e
7,670,041
89,400,000
0.074% (LIBOR 1M +
(0.015)%), 12/23/2021
e
89,405,161
Federal Home Loan Mortgage
Corporation
15,000,000
0.200% (SOFRRATE +
0.150%), 3/4/2022
e
15,007,769
Federal National Mortgage
Association
24,000,000
0.200% (SOFRRATE +
0.150%), 12/10/2021
e
24,003,221
10,000,000
0.220% (SOFRRATE +
0.170%), 3/9/2022
e
10,006,106
25,000,000
0.240% (SOFRRATE +
0.190%), 5/27/2022
e
25,026,194
U.S. International Development
Finance Corporation
4,000,000
0.090% (T-BILL 3M + FLAT),
5/15/2026
e
4,000,000
11,540,000
0.090% (T-BILL 3M + FLAT),
6/20/2028
e
11,540,000

Short-Term Reserve Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
U.S. Government & Agencies
(18.6%)
a
Value
$ 7,810,200
0.090% (T-BILL 3M + FLAT),
9/2/2031
e
$ 7,810,200
13,354,700
0.080% (T-BILL 3M + FLAT),
3/15/2032
e
13,354,700
13,675,214
0.080% (T-BILL 3M + FLAT),
6/15/2032
e
13,675,213
U.S. Treasury Bills
10,000,000 0.080% , 12/7/2021 9,999,438
51,200,000 0.091% , 12/21/2021 51,194,845
10,000,000 0.082% , 12/23/2021 9,998,808
46,350,000 0.093% , 12/28/2021
c
46,343,945
20,600,000 0.071% , 12/30/2021 20,597,130
Total 1,213,196,486
Principal
Amount U.S. Municipals ( 1.6% )
a
Value
California State
18,320,000 0.100% , 11/2/2021
d
18,320,077
City of Austin, TX
10,450,000 0.080% , 11/1/2021
d
10,450,017
Harris County, TX
27,575,000 0.090% , 11/17/2021
d
27,575,000
8,500,000 0.090% , 11/17/2021
d
8,500,000
Los Angeles County Metropolitan
Transportation Auth.
15,000,000 0.110% , 11/3/2021
d
15,000,066
17,500,000 0.120% , 1/19/2022
d
17,500,389
Massachusetts Educational
Financing Auth.
7,000,000 0.090% , 11/4/2021
d
7,000,029
Total 104,345,578
Principal
Amount Utilities ( 19.0% )
a
Value
Ameren Corporation
25,000,000 0.120% , 11/1/2021 24,999,729
15,000,000 0.150% , 11/2/2021 14,999,783
25,000,000 0.140% , 11/12/2021 24,998,736
American Electric Power Company,
Inc.
18,000,000 0.120% , 11/1/2021
b
17,999,805
25,000,000 0.170% , 11/2/2021
b
24,999,639
25,000,000 0.170% , 11/12/2021
b
24,998,736
15,000,000 0.140% , 11/15/2021
b
14,999,058
Centerpoint Energy, Inc.
20,000,000 0.160% , 11/4/2021
b
19,999,567
12,500,000 0.140% , 11/16/2021
b
12,499,156
10,000,000 0.140% , 11/17/2021
b
9,999,277
Consolidated Edison, Inc.
21,310,000 0.140% , 11/8/2021
b
21,309,467
22,000,000 0.120% , 11/9/2021
b
21,999,395
25,000,000 0.130% , 11/12/2021
b
24,999,125
Dominion Energy, Inc.
15,000,000 0.170% , 11/8/2021
b
14,999,458
25,000,000 0.160% , 11/15/2021
b
24,998,430
25,000,000 0.153% , 11/16/2021
b
24,998,312
35,000,000 0.177% , 12/6/2021
b
34,994,274
25,000,000 0.170% , 12/8/2021
b
24,995,639
DTE Energy Company
16,000,000 0.100% , 11/2/2021
b,d
15,999,769
25,000,000 0.100% , 11/4/2021
b,d
24,999,458
25,000,000 0.100% , 11/5/2021
b,d
24,999,368
Principal
Amount Utilities (19.0%)
a
Value
Duke Energy Corporation
$ 5,010,000 0.070% , 11/1/2021
b
$ 5,009,954
20,000,000 0.110% , 11/16/2021
b
19,998,950
Entergy Corporation
11,190,000 0.100% , 11/1/2021
b
11,189,896
25,000,000 0.180% , 11/17/2021
b
24,997,546
25,000,000 0.180% , 11/19/2021
b
24,997,171
15,000,000 0.180% , 11/22/2021
b
14,998,070
Eversource Energy
15,000,000 0.130% , 11/4/2021
b
14,999,690
25,000,000 0.120% , 11/8/2021
b
24,999,118
ITC Holdings Corporation
9,777,000 0.200% , 11/10/2021
b
9,776,576
18,000,000 0.180% , 11/22/2021
b
17,998,284
25,000,000 0.220% , 1/20/2022
b
24,988,760
Magellan Midstream Partners, LP
2,820,000 0.130% , 11/8/2021
b
2,819,898
7,000,000 0.170% , 11/19/2021
b
6,999,428
12,000,000 0.130% , 11/22/2021
b
11,998,856
National Rural Utilities Cooperative
Finance
25,000,000 0.100% , 11/1/2021 24,999,850
25,000,000 0.090% , 11/3/2021 24,999,743
Nextera Energy Capital Holdings
25,000,000 0.150% , 11/16/2021
b,d
24,998,313
25,000,000 0.150% , 11/18/2021
b,d
24,998,083
20,000,000 0.170% , 12/30/2021
b,d
19,993,766
NiSource, Inc.
20,000,000 0.140% , 11/10/2021
b
19,999,133
25,000,000 0.160% , 12/10/2021
b
24,995,392
Public Service Enterprise Group,
Inc.
25,000,000 0.160% , 11/4/2021
b
24,999,458
50,000,000 0.155% , 11/5/2021
b
49,998,736
25,000,000 0.160% , 11/9/2021
b
24,999,007
25,000,000 0.180% , 12/20/2021
b
24,993,897
Southern Company
25,000,000 0.120% , 11/4/2021
b
24,999,458
Southern Company Gas Capital
Corporation
14,555,000 0.120% , 11/3/2021
b,d
14,554,737
TransCanada American
Investments, Ltd.
12,500,000 0.220% , 11/5/2021
b
12,499,684
17,500,000 0.210% , 11/8/2021
b
17,499,368
11,000,000 0.220% , 11/18/2021
b
10,999,157
25,000,000 0.160% , 11/19/2021
b
24,997,958
Virginia Electric & Power Company
25,000,000 0.150% , 11/8/2021 24,999,118
10,000,000 0.130% , 11/23/2021 9,999,049
WEC Energy Group, Inc.
25,000,000 0.140% , 11/2/2021
b
24,999,639
20,000,000 0.150% , 11/3/2021
b
19,999,639
25,000,000 0.150% , 11/8/2021
b
24,999,097
13,000,000 0.140% , 11/9/2021
b
12,999,484
17,000,000 0.150% , 11/16/2021
b
16,998,853
Xcel Energy, Inc.
25,000,000 0.150% , 11/3/2021
b
24,999,549

Short-Term Reserve Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Utilities (19.0%)
a
Value
$ 25,000,000 0.110% , 11/5/2021
b
$ 24,999,368
Total 1,246,077,914
Total Investments (cost
$6,675,799,324) 102.1% $6,675,710,760
Other Assets and Liabilities,
Net (2.1)% (137,531,493)
Total Net Assets 100.0% $6,538,179,267
a The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2021, the value of these investments was $3,719,852,260 or
56.9% of total net assets.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d Denotes investments that benefit from credit enhancement
or liquidity support provided by a third party bank, institution or government.
e Denotes variable rate securities. The rate shown is as
of October 31, 2021. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
Definitions:
Auth. - Authority
Ser. - Series
Reference Rate Index:
BSBY1M - Bloomberg Short-Term Bank Yield 1 Month
BSBY3M - Bloomberg Short-Term Bank Yield 3 Month
FEDL 1M - Federal Funds 1 Month Rate
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFRRATE - Secured Overnight Financing Rate
T-BILL 3M - U. S. Treasury Bill Rate 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 207,502
Gross unrealized depreciation (296,066)
Net unrealized appreciation (depreciation) $ (88,564)
Cost for federal income tax purposes $ 6,675,799,324
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2021, in valuing Short-Term Reserve Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Asset-Backed Securities 222,989,564 – 222,989,564 –
Basic Materials 267,560,709 – 267,560,709 –
Capital Goods 210,719,060 – 210,719,060 –
Communications Services 24,999,007 – 24,999,007 –
Consumer Cyclical 401,468,635 – 401,468,635 –
Consumer Non-Cyclical 320,489,141 – 320,489,141 –
Energy 78,928,702 – 78,928,702 –
Financials 2,472,033,818 – 2,472,033,818 –
Foreign 20,489,690 – 20,489,690 –
Technology 52,416,612 – 52,416,612 –
Transportation 39,995,844 – 39,995,844 –
U.S. Government & Agencies 1,213,196,486 – 1,213,196,486 –
U.S. Municipals 104,345,578 – 104,345,578 –
Utilities 1,246,077,914 – 1,246,077,914 –
Total Investments at Value $6,675,710,760 $– $6,675,710,760 $–

Thrivent Core Funds
Statement of Assets and Liabilities
The accompanying Notes to Financial Statements are an integral part of this statement.

As of October 31, 2021
Emerging
Markets Debt
Fund
Emerging
Markets Equity
Fund
International
Equity Fund
Assets
Investments in unaffiliated securities at cost $1,086,807,611 $491,438,066 $644,953,576
Investments in affiliated securities at cost $32,379,749 $3,952,414 $10,402,755
Investments in unaffiliated securities at value (#) 1,099,716,481 545,364,026 787,259,693
Investments in affiliated securities at value 32,379,749 3,952,414 10,402,755
Cash 82,250 7,774,236
(a)
—
Initial margin deposit on open futures contracts — 864,813 999,735
Dividends and interest receivable 13,877,651 568,543 4,166,034
Prepaid expenses 2,995 2,423 2,550
Prepaid trustee fees 1,012 1,012 1,012
Receivable for:
Investments sold 1,332,864 417,620 38,107
Total Assets 1,147,393,002 558,945,087 802,869,886
Liabilities
Accrued expenses 47,170 435,686 164,756
Cash overdraft — — 537,446
(b)
Payable for:
Investments purchased 1,983,300 2,981,090 34,496
Return of collateral for securities loaned 17,237,683 3,102,124 9,020,221
Foreign capital gain tax liability — 1,434,876 —
Variation margin on open future contracts — 206,340 114,675
Administrative service fees 16,346 8,019 11,221
Director deferred compensation 1,341 518 1,341
Contingent liabilities^ — — —
Total Liabilities 19,285,840 8,168,653 9,884,156
Net Assets
Capital stock (beneficial interest) 1,130,471,521 455,301,171 671,444,410
Distributable earnings/(accumulated loss) (2,364,359) 95,475,263 121,541,320
Total Net Assets $1,128,107,162 $550,776,434 $792,985,730
Shares of beneficial interest outstanding 116,214,475 46,565,182 69,700,359
Net asset value per share $9.71 $11.83 $11.38
(#) Includes securities on loan of $16,420,829 $2,879,501 $7,727,463
(a) Amount presented includes U.S. Dollar cash of $1,128,228 and foreign currency holdings of $6,646,008 (cost
$6,644,073).
(b) Amount presented includes U.S. Dollar cash of ($999,735) and foreign currency holdings of $462,289 (cost $462,447).
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Core Funds
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

As of October 31, 2021
Low Volatility
Equity Fund
Short-Term
Reserve Fund
Assets
Investments in unaffiliated securities at cost $906,952,878 $6,675,799,324
Investments in affiliated securities at cost $1,211,364 $—
Investments in unaffiliated securities at value (#) 1,154,927,100 6,675,710,760
Investments in affiliated securities at value 1,211,364 —
Cash — 27,900
Dividends and interest receivable 1,307,431 2,583,277
Prepaid expenses 2,895 9,346
Prepaid trustee fees 1,012 1,012
Total Assets 1,157,449,802 6,678,332,295
Liabilities
Distributions payable — 676,758
Accrued expenses 18,033 53,370
Payable for:
Investments purchased — 90,424,158
Investments purchased on a delayed-delivery basis — 48,996,306
Administrative service fees 16,179 —
Director deferred compensation 1,330 2,436
Contingent liabilities^ — —
Total Liabilities 35,542 140,153,028
Net Assets
Capital stock (beneficial interest) 743,320,201 6,539,249,911
Distributable earnings/(accumulated loss) 414,094,059 (1,070,644)
Total Net Assets $1,157,414,260 $6,538,179,267
Shares of beneficial interest outstanding 77,243,722 653,729,428
Net asset value per share $14.98 $10.00
(#) Includes securities on loan of $— $—
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Core Funds
Statement of Operations
The accompanying Notes to Financial Statements are an integral part of this statement.

For the year ended October 31, 2021
Emerging
Markets Debt
Fund
Emerging
Markets Equity
Fund
International
Equity Fund
Investment Income
Dividends $393,205 $16,385,687 $20,417,124
Interest 47,918,810 2,023 960
Affiliated income from securities loaned, net 27,264 28,651 138,388
Income from affiliated investments 58,554 6,475 2,410
Foreign tax withholding — (2,044,202) (2,243,811)
Total Investment Income 48,397,833 14,378,634 18,315,071
Expenses
Administrative service fees 257,330 169,297 206,677
Amortization of offering costs — 1,976 —
Audit and legal fees 34,570 62,442 44,781
Custody fees 56,311 765,215 317,240
Insurance expenses 7,036 5,118 6,152
Printing and postage expenses 7,617 11,704 9,724
SEC and state registration expenses — — 1,937
Transfer agent fees 20,000 20,000 20,000
Directors' fees 7,317 7,224 7,317
Pricing service fees 20,653 44,075 41,504
Other expenses 12,597 26,196 15,474
Total Expenses Before Reimbursement 423,431 1,113,247 670,806
Total Net Expenses 423,431 1,113,247 670,806
Net Investment Income/(Loss) 47,974,402 13,265,387 17,644,265
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 22,000,663 40,338,933
(a)
92,031,285
Affiliated investments (7,851) — —
Distributions of realized capital gains from affiliated
investments 317 92 978
Futures contracts — (895,581) 3,467,460
Foreign currency transactions — (803,227) (180,734)
Change in net unrealized appreciation/(depreciation) on:
Investments (36,228,155) 27,548,812 153,536,817
Affiliated investments 7,851 — —
Futures contracts — (330,083) 289,360
Foreign currency transactions — 49,375 (83,224)
Foreign capital gain tax liability — (837,606) —
Net Realized and Unrealized Gains/(Losses) (14,227,175) 65,070,715 249,061,942
Net Increase/(Decrease) in Net Assets Resulting
From Operations $33,747,227 $78,336,102 $266,706,207
(a) Includes foreign capital gain taxes paid of  $2,072,234.

Thrivent Core Funds
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

For the year ended October 31, 2021
Low Volatility
Equity Fund
Short-Term
Reserve Fund
Investment Income
Dividends $22,084,366 $—
Interest — 10,100,953
Affiliated income from securities loaned, net 8,950 —
Income from affiliated investments 2,765 —
Foreign tax withholding (14,313) —
Total Investment Income 22,081,768 10,100,953
Expenses
Administrative service fees 277,284 90,000
Audit and legal fees 36,737 46,672
Custody fees 48,545 63,435
Insurance expenses 7,462 20,959
Printing and postage expenses 8,220 7,005
Transfer agent fees 20,000 20,000
Directors' fees 7,316 7,484
Pricing service fees 1,306 48,245
Other expenses 11,628 11,465
Total Expenses Before Reimbursement 418,498 315,265
Total Net Expenses 418,498 315,265
Net Investment Income/(Loss) 21,663,270 9,785,688
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 166,272,373 (542,325)
Affiliated investments 2,077 —
Distributions of realized capital gains from affiliated
investments 366 —
Change in net unrealized appreciation/(depreciation) on:
Investments 145,738,242 (647,261)
Affiliated investments (2,077) —
Net Realized and Unrealized Gains/(Losses) 312,010,981 (1,189,586)
Net Increase/(Decrease) in Net Assets Resulting
From Operations $333,674,251 $8,596,102

Thrivent Core Funds
Statement of Changes in Net Assets
The accompanying Notes to Financial Statements are an integral part of this statement.

Emerging Markets Debt Fund Emerging Markets Equity Fund
For the periods ended
10/31/2021 10/31/2020 10/31/2021 10/31/2020
(a)
Operations
Net investment income/(loss) $47,974,402 $42,719,258 $13,265,387 $3,750,760
Net realized gains/(losses) 21,993,129 (11,472,951) 38,640,217 (7,462,562)
Change in net unrealized appreciation/(depreciation) (36,220,304) 17,932,840 26,430,498 25,752,134
Net Change in Net Assets Resulting From Operations
33,747,227 49,179,147 78,336,102 22,040,332
Distributions to Shareholders
From net investment income/net realized gains (47,899,803) (42,753,567) (4,409,076) –
Total Distributions to Shareholders
(47,899,803) (42,753,567) (4,409,076) –
Capital Stock Transactions
Sold 107,389,510 111,666,162 40,000,000 456,500,000
Distributions reinvested 47,899,803 42,753,567 4,409,076 –
In-kind contributions – – – –
Redeemed (11,225,000) (12,305,000) (46,000,000) (100,000)
Total Capital Stock Transactions 144,064,313 142,114,729 (1,590,924) 456,400,000
Net Increase/(Decrease) in Net Assets 129,911,737 148,540,309 72,336,102 478,440,332
Net Assets, Beginning of Period 998,195,425 849,655,116 478,440,332 –
Net Assets, End of Period $1,128,107,162 $998,195,425 $550,776,434 $478,440,332
Capital Stock Share Transactions
Sold 10,845,208 12,102,251 3,683,241 46,192,722
Distributions reinvested 4,816,445 4,409,413 373,967 –
In-kind contributions – – – –
Redeemed (1,149,895) (1,230,231) (3,674,748) (10,000)
Total Capital Stock Share Transactions
14,511,758 15,281,433 382,460 46,182,722
(a) For the period from February 3, 2020 (commencement date of operations ) through October 31, 2020.

Thrivent Core Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

International Equity Fund Low Volatility Equity Fund Short-Term Reserve Fund
10/31/2021 10/31/2020 10/31/2021 10/31/2020 10/31/2021 10/31/2020
$17,644,265 $19,280,445 $21,663,270 $26,474,693 $9,785,688 $57,669,115
95,318,989 (59,576,605) 166,274,816 2,692,526 (542,325) (444,411)
153,742,953 (36,836,457) 145,736,165 (32,952,563) (647,261) (437,142)
266,706,207 (77,132,617) 333,674,251 (3,785,344) 8,596,102 56,787,562
(19,950,771) (32,400,474) (32,373,378) (53,118,700) (9,785,688) (57,706,133)
(19,950,771) (32,400,474) (32,373,378) (53,118,700) (9,785,688) (57,706,133)
– – – 370,999,999 18,212,557,460 14,403,645,119
19,950,771 32,400,474 32,373,378 53,118,700 – –
235,994,120 24,354,891 – – – –
(448,700,000) (39,000,000) (572,000,000) – (16,395,605,721) (15,565,252,701)
(192,755,109) 17,755,365 (539,626,622) 424,118,699 1,816,951,739 (1,161,607,582)
54,000,327 (91,777,726) (238,325,749) 367,214,655 1,815,762,153 (1,162,526,153)
738,985,403 830,763,129 1,395,740,009 1,028,525,354 4,722,417,114 5,884,943,267
$792,985,730 $738,985,403 $1,157,414,260 $1,395,740,009 $6,538,179,267 $4,722,417,114
– – – 30,692,023 1,821,255,746 1,440,079,447
2,025,459 3,333,382 2,583,208 4,460,669 – –
25,243,607 2,735,585 – – – –
(45,041,990) (4,422,723) (45,523,459) – (1,639,560,572) (1,556,436,235)
(17,772,924) 1,646,244 (42,940,251) 35,152,692 181,695,174 (116,356,788)

Thrivent Core Funds
Notes to Financial Statements
October 31, 2021

1) ORGANIZATION
Thrivent Core Funds (the “Trust”) was organized as a Delaware statutory trust on March 18, 2016, and is registered as an open-end management investment company under the Investment Company
Act of 1940. The Trust is established solely for investment by other
Thrivent entities.  The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value (if any) as the
Trust's Board of Trustees may determine from time to time.  The Trust is divided into five separate series, each with its own investment objective and policies (each, a "Fund" and, collectively, the "Funds").
The five series of the Trust are Thrivent Core Emerging Markets Debt
Fund and Thrivent Core Emerging Markets Equity Fund, which are non-diversified, and Thrivent Core International Equity Fund,
Thrivent Core Low Volatility Equity Fund, and Thrivent Core Short-
Term Reserve Fund, which are diversified.  Thrivent Core Short-Term
Reserve Fund serves as a cash sweep vehicle for Thrivent Mutual
Funds, Thrivent Series Fund, Inc., and Thrivent Church Loan and
Income Fund.
Thrivent Core Emerging Markets Equity Fund was incepted on
January 31, 2020 and commenced operations on February 3, 2020.
The Funds are each an investment company which follows the
accounting and reporting guidance of the Financial Accounting
Standards Board (“FASB”) Accounting Standards Codification Topic
946 – Financial Services – Investment Companies.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust's maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.
(2) SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
—Securities traded on U.S. or foreign
securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close or regular trading on such exchange or the official closing price of the national market system. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s
Board of Trustees (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and future contracts are valued at the primary exchange settle price. Exchange cleared swap
agreements are valued at the clearinghouse end of day price.
Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.
  The Board has delegated responsibility for daily valuation of the Funds' securities to the investment adviser, Thrivent Asset
Management, LLC (the "Adviser"). The Adviser has formed a
Valuation Committee (the “Committee”) that is responsible for overseeing the Funds' valuation policies in accordance with
Valuation Policies and Procedures. The Committee meets on a
monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the
Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles ("GAAP"), the various inputs used to determine the fair value of the Funds' investments are summarized in three broad levels.  Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds.  Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities (including
ADRs, New York registered shares, and ETFs), and futures, as

Thrivent Core Funds
Notes to Financial Statements
October 31, 2021

applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.  The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale of
securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of
Operations.
For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Federal Income Taxes
— No provision has been made for
income taxes because each Fund’s policy is to qualify as a
regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any federal excise tax. The Funds, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each
Fund is treated as a separate taxable entity for federal income tax purposes. Funds may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
GAAP requires management of the Funds (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not”
standard that, based on the technical merits of the position, it would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-
likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.
The Adviser analyzed all open tax years, as defined by the
statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Funds include U.S. Federal, and certain state jurisdictions as well as certain foreign countries. The Funds' federal income tax returns are subject to examination for a period of three years after the filing of the return for the tax period. State returns may be subject to examination for an additional year depending on the jurisdiction. The Funds have no examinations in progress and none are expected at this time.
As of October 31, 2021, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to each Fund's tax liability, financial position or results of operations.
There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds also are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Foreign Income Taxes
— Funds are subject to foreign income
taxes imposed by certain countries in which they invest. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign tax withholding on the Statement of Operations.
The Funds pay tax on foreign capital gains, where applicable. Taxes paid on foreign capital gains, if any, are included in the net realized gains/(losses) on investments on the Statement of Operations.
Expenses and Income
— Estimated expenses are accrued
daily.  The Funds are charged for those expenses that are directly attributable to them.  Expenses that are not directly attributable to a Fund are allocated among all appropriate Funds in proportion to their respective net assets, number of shareholder accounts or other reasonable basis.
Interest income is recorded daily on all debt securities, as is accretion of market discount and original issue discount and amortization of premium. Paydown gains and losses on mortgage-
backed and asset-backed securities are recorded as components of interest income.  Dividend income and capital gain distributions are recorded on the ex-dividend date.  However, certain dividends from foreign securities are recorded as soon as the information is available to the Funds.  Non-cash income, if any, is recorded at the fair market value of the securities received.
Distributions to Shareholders
— Net investment income is
distributed to each shareholder as a dividend. Dividends from
Emerging Markets Debt Fund are declared and distributed monthly.
Dividends from Emerging Markets Equity Fund, International Equity
Fund and Low Volatility Equity Fund are declared and distributed annually.  Dividends from Short-Term Reserve Fund are declared daily and distributed monthly.  Net realized gains from securities transactions, if any, are distributed at least annually after the close of the fiscal year.  In addition, the Funds may claim a portion of the payment to redeeming shareholders as a distribution for income tax purposes.
Derivative Financial Instruments
— Certain Funds may invest
in derivatives, a category that includes options, futures, swaps,

Thrivent Core Funds
Notes to Financial Statements
October 31, 2021

foreign currency forward contracts and hybrid instruments.
Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Fund may also use derivatives for replication of a certain asset class or speculation
(investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as
counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the
seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts.
While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients,
U.S. bankruptcy laws will typically allocate that shortfall on a pro-
rata basis across all the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds' expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
 In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association,
Inc. Master Agreement (“ISDA Master Agreement”) or similar
agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/
or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of derivative.
Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for
margining in excess of the minimum requirements in certain
situations. Collateral terms are contract specific for OTC derivatives
(foreign currency exchange contracts, options, swaps). For
derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Futures Contracts
— Certain Funds may use futures contracts
to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker.
Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value
(“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the year ended October 31, 2021, Core Emerging Markets
Equity and Core International Equity used equity futures to manage exposure to the equities market.
For financial reporting purposes, the Funds do not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
The amounts presented in the table below are offset first by financial instruments that have the right to offset under master netting or similar arrangements, then any remaining amount is reduced by cash and non-cash collateral received/pledged. The actual amounts of collateral may be greater than the amounts presented in the table.

Thrivent Core Funds
Notes to Financial Statements
October 31, 2021

The following table presents the gross and net information about liabilities subject to master netting arrangements, as presented in the
Statement of Assets and Liabilities:
Securities Lending
— The Trust has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs Bank
USA, doing business as Goldman Sachs Agency Lending ("GSAL").
The Agreement authorizes GSAL to lend securities to authorized borrowers on behalf of the Funds. Pursuant to the Agreement, loaned securities are typically initially collateralized equal to at least 102%
of the market value of U.S. securities and 105% of the market value of non-U.S. securities. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received.  Any additional collateral is adjusted and settled on the next business day.  The Trust has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities.  All cash collateral received is invested in
Thrivent Cash Management Trust. The Funds receive dividends
and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash
Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of
Operations.  By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Fund could lose money.  Generally, in the event of borrower default, a Fund has the right to use the collateral to offset any losses incurred.  However, in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss.  Some of these losses may be indemnified by the lending agent.
As of October 31, 2021, the value of securities on loan is as follows:
When-Issued and Delayed-Delivery Transactions
—  The
Funds may purchase or sell securities on a when-issued or
delayed-delivery basis. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Funds will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and take such fluctuations into account when determining its net asset value. A Fund may dispose of a delayed-
delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, a Fund does not participate in future gains and losses with respect to the security.
Contingent Liabilities
—  In the event of adversary action
proceedings where a Fund is a defendant, a loss contingency will not be accrued as a liability until the amount of potential damages and the likelihood of loss can be reasonably estimated.  For the year ended October 31, 2021, no contingent liabilities were reported.
Accounting Estimates
— The preparation of financial statements
in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Fund
Gross Amounts
of Recognized
Liabilities
Gross
Amounts
Offset
Net Amounts
of Recognized
Liabilities
Financial
Instruments
Cash
Collateral
Pledged
Non-Cash
Collateral
Pledged
(**)
Net Amount
Emerging Markets Debt
Securities Lending 17,237,683 – 17,237,683 16,420,829 – – 816,854
(^)
Emerging Markets Equity
Securities Lending 3,102,124 – 3,102,124 2,879,501 – – 222,623
(^)
International Equity
Securities Lending 9,020,221 – 9,020,221 7,727,463 – – 1,292,758
(^)
(**) Excess of collateral pledged to the counterparty may not be shown for financial reporting purposes.
(^) Net securities lending amounts represent the net amount payable to the counterparty in the event of a default.
Fund Securities on Loan
Emerging Markets Debt $ 16,420,829
Emerging Markets Equity 2,879,501
International Equity 7,727,463

Thrivent Core Funds
Notes to Financial Statements
October 31, 2021

Amortization of Offering Costs
— The offering costs referenced
in the Statement of Operations for Emerging Markets Equity Fund
are costs incurred by the Fund in order to establish it for sale.  These costs generally include any legal costs associated with registering the Fund.  These costs are amortized over a period of 12 months from inception.
Recent Accounting Pronouncements
—
Reference Rate Reform
In March 2020, the FASB issued Accounting Standards Update
("ASU") No. 2020-04 Reference Rate Reform, which provides optional guidance to ease the potential accounting burden associated with transitioning from the London Interbank Offered Rate (" LIBOR") and other reference rates expected to be discontinued.  The ASU No.
2020-04 was effective immediately upon release of the standard on
March 12, 2020 and can be applied prospectively through December
31, 2022.  At this time, management is evaluating implications of these changes on the financial statement disclosures.  Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadline.
In-kind Contributions
—  During November 2020, the Thrivent Core International Equity Fund received an in-kind contribution which consisted of $235,994,120 in securities.  As a result of the in-kind contribution, Thrivent Core International Equity Fund issued shares at the net asset value per share on the date of contribution.  The in-kind amounts and shares issued are included in the Capital Stock Transactions of the
Statement of Changes in Net Assets for Thrivent Core International Equity Fund. These in-kind transactions were conducted at market value.
The transactions were as follows:
Other
— For financial statement purposes, investment security
transactions are accounted for on the trade date. Realized gains or losses on sales are determined on a specific cost identification basis, which is the same basis for federal income tax purposes.
(3) FEES AND COMPENSATION PAID TO AFFILIATES
Fees
— The Trust has entered into an administration and accounting services agreement with the Adviser pursuant to which the Adviser provides certain administrative and accounting personnel and services. The Fund pays an annual fixed fee plus percentage of net assets to the Adviser. These fees are accrued daily and paid monthly. For the year ended October 31, 2021, the Adviser received aggregate fees for administrative and accounting personnel and services of $1,000,588 from the Trust.
The Trust has entered into an agreement with Thrivent Financial
Investor Services Inc. ("Thrivent Investor Services") to provide transfer agency services necessary to the Trust.  These fees are accrued daily and paid monthly.  For the year ended, October 31,
2021, Thrivent Investor Services received $100,000 for transfer agent services from the Trust.
Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Trustee’s fees as if invested in a series of the Thrivent Mutual Funds. Thrivent
Money Market Fund is not eligible for the deferral plan.  The value of each participant's deferred compensation account will increase or decrease as if it were invested in shares of a particular series of Thrivent Mutual Funds. Each participant's fees as well as the change in value are included in Trustee fees in the Statement of
Operations. The deferred fees remain in the appropriate Fund until distribution in accordance with the plan. The Payable for trustee deferred compensation, located in the Statement of Assets and
Liabilities, is unsecured.
Those trustees not participating in the above plan received
$35,566 in fees from the Trust during the year ended October
31, 2021. In addition, the Trust reimbursed unaffiliated Trustees for reasonable expenses incurred in relation to attendance at the meetings and industry conferences.
Certain officers and non-independent Trustees of the Trust are officers and directors of Thrivent Asset Mgt., Thrivent Investor
Services and Thrivent Distributors, LLC.; however they receive no compensation from the Trust. Affiliated employees and board consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance.
Contributing Fund/Portfolio
Contribution
Date
Shares
Issued
Net Asset Value
per Share
In-kind
Amount
Balanced Income Plus Fund 11/17/2020 4,246,615 9.52 $40,427,772
Balanced Income Plus Portfolio 11/20/2020 5,303,097 9.52 $50,485,480
Diversified Income Plus Fund 11/13/2020  6,932,812   9.33 $64,683,133
Diversified Income Plus Portfolio  11/10/2020 5,386,122  9.27  $49,929,355
Moderate Allocation Portfolio  11/6/2020 2,269,577   9.09  $20,630,460
Moderately Aggressive Allocation Fund 11/5/2020 1,105,384  8.90   $9,837,920
Totals 25,243,607 $235,994,120

Thrivent Core Funds
Notes to Financial Statements
October 31, 2021

Acquired Fund Fees and Expenses
— The Funds may invest in
other mutual funds. Fees and expenses of those underlying funds are not included in the Funds' expense ratio. The Funds indirectly bear their proportionate share of the annualized weighted average expense ratio for the underlying funds in which it invests.
Interfund Lending
— The Funds may participate in an interfund
lending program (the "Program") pursuant to an exemptive order issued by the SEC.  The Program permits the Funds to borrow cash for temporary purposes from Thrivent Core Short-Term Reserve
Fund.  Interest is charged to each participating Fund based on its borrowings at the average of the repo rate and bank loan rate, each as defined in the Program.  Each borrowing made under the
Program matures no later than seven calendar days after the date of the borrowing, and each borrowing must be securitized by a pledge of segregated collateral with a market value at least equal to 102%
of the outstanding principal value of the loan.  For the year ended
October 31, 2021, no Funds borrowed cash through the interfund lending program.
(4) FEDERAL INCOME TAX INFORMATION
Distributions are based on amounts calculated in accordance
with the applicable federal income tax regulations, which may differ from GAAP. The differences between book-basis and tax-basis
distributable earnings are primarily attributable to timing differences in recognizing certain gains and losses on investment transactions, such as wash sales and treatment of passive foreign investments companies.  At the end of the fiscal year, reclassifications between net asset accounts are made for differences that are permanent in nature.  These permanent differences primarily relate to the tax treatment of passive foreign investment companies and utilization of earnings and profits distributed to shareholders on redemption of shares.
On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows [Increase/(Decrease)]:
At October 31, 2021, the components of distributable earnings on a tax basis were as follows:
(a)
Undistributed Ordinary Income includes income derived from Short-
Term Capital Gains.
   At October 31, 2021, the following Funds had accumulated
net capital loss carryovers as follows:
 To the extent these Funds realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code.
During the fiscal year 2021, capital loss carryovers utilized by the
Funds were as follows:
The tax character of distributions paid during the years ended October 31, 2021 and 2020 was as follows:
(a)  Ordinary income includes income derived from short-term capital gains.
Portfolio
Distributable
earnings/
(accumulated
loss) Capital Stock
Emerging Markets Equity $(498,024) $498,024
Low Volatility Equity (14,000,000) 14,000,000
Fund
Undistributed
Ordinary Income
a
Undistributed
Long-Term Capital
Gain
Emerging Markets Debt $51,810 $ –
Emerging Markets Equity 28,558,108 19,953,173
International Equity 24,951,781 –
Low Volatility Equity 44,228,880 126,662,990
Short-Term Reserve 34,850 –
Fund
Capital Loss
Carryover
Emerging Markets Debt $ 14,661,296
International Equity 28,079,614
Short-Term Reserve 1,000,558
Fund
Capital Loss
Carryover
Emerging Markets Debt 21,981,807
Emerging Markets Equity 652,404
International Equity 94,276,872
Short-Term Reserve 14,466
Ordinary Income
(a)
Long-Term Capital Gain
Fund
10/31/2021 10/31/2020 10/31/2021 10/31/2020
Emerging Markets Debt $47,899,803 $42,672,396 $– $–
Emerging Markets Equity 4,409,076 – – –
International Equity 19,950,771 32,400,474 – –
Low Volatility Equity 27,304,328 31,633,978 5,069,050 21,481,722
Short-Term Reserve 9,785,688 57,706,133 – –

Thrivent Core Funds
Notes to Financial Statements
October 31, 2021

(5) SECURITY TRANSACTIONS
(5) SECURITY TRANSACTIONS
Purchases and Sales of Investment Securities
— For the year
ended October 31, 2021, the cost of purchases and the proceeds from sales of investment securities, other than U.S. Government and short-term securities, were as follows:
Purchases and sales of U.S. Government securities were:
(6) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
The Funds are permitted to purchase or sell securities from or to certain other Funds, or affiliated portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is executed at the current market price.
During the year ended October 31, 2021, no Funds engaged in
these types of transactions.
(7) RELATED PARTY TRANSACTIONS
As of October 31, 2021, related parties held 100% of
the outstanding shares of all Thrivent Core Funds. Subscription and redemption activity by concentrated accounts may have a
significant effect on the operation of the Funds. In the case of a large redemption, the Funds may be forced to sell investments at inopportune times, resulting in additional losses for the Funds.
(8) SUBSEQUENT EVENTS
The Adviser of the Funds has evaluated the impact of subsequent events through the date the financial statements were issued, and, except as already included in the Notes to Financial Statements, has determined that no additional items require disclosure.
(9) MARKET RISK
Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline.  The value of a Fund's investments may move
with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund's benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or due to impacts from the spread of infectious illness, public health threats, or similar issues. As of October 31, 2021, the following Funds had portfolio concentration greater than 25% in certain sectors.
(10) SIGNIFICANT RISKS
Investing in the Funds involves risks.  The following is an
alphabetical list of significant risks in investing in the Funds.  The risks applicable to each Fund are listed in the Portfolio Perspectives section above.
Credit Risk
— Credit risk is the risk that an issuer of a debt security
to which the Fund is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Fund.
Cybersecurity Risk
— The Funds and their service providers
may be susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems to misappropriate assets or sensitive information, corrupt data, or otherwise disrupt operations. Cyber incidents affecting the Adviser or other service providers (including, but not limited to, fund accountants, custodians, and transfer agents) have the ability to disrupt and impact business operations, potentially resulting in financial losses, by interfering with the Funds’ ability to calculate their NAV, corrupting data or preventing parties from sharing information necessary for the Funds’
operation, preventing or slowing trades, stopping shareholders from making transactions, potentially subjecting the Funds or the
Adviser to regulatory fines and penalties, and creating additional compliance costs. Similar types of cyber security risks are also present for issuers or securities in which the Funds may invest, which could result in material adverse consequences for such issuers and may cause the Funds’ investments in such companies to lose value. While the Funds’ service providers have established business continuity plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the Funds cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Funds or their shareholders. Although
In thousands
Fund Purchases
Sales/
Paydowns
Emerging Markets Debt $738,560 $572,813
Emerging Markets Equity 527,063 529,116
International Equity 797,770 1,225,541
Low Volatility Equity 959,355 1,509,313
Short-Term Reserve 1,316,334 1,174,134
In thousands
Fund Purchases
Sales/
Paydowns
Short-Term Reserve $128,016 $295,442
Fund Sector
% of
Total Net
Assets
Emerging Markets Debt Foreign Government 78.3%
Low Volatility Equity Information Technology 27.0%
Short-Term Reserve Financials 37.7%

Thrivent Core Funds
Notes to Financial Statements
October 31, 2021

each Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operation risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in a
Fund’s shares may be adversely affected by the occurrence of the operational errors or failures or technological issues or other similar events and a Fund and its shareholders may bear costs tied to these risks.
Derivatives Risk
— The use of derivatives (such as futures,
options, credit default swaps, and total return swaps) involves additional risks and transaction costs which could leave a Fund in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and a Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.
Some derivatives may give rise to a form of economic leverage, and may expose the Fund to greater risk and increase its costs.
Such leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. Futures contracts, options on futures contracts, forward contracts, and options on derivatives can allow the Fund to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged.
The success of a Fund’s derivatives strategies will depend on the Adviser’s ability to assess and predict the impact of market or economic developments on the underlying asset, index or
rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.
Swap agreements may involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may
cause a Fund to lose money. Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for a Fund to close out a position when desired.
Emerging Markets Risk
— The risks and volatility of investing
in foreign securities is increased in connection with investments in emerging markets. The economic, political and market structures of developing countries in emerging markets, in most cases, are not as strong as the structures in the U.S. or other developed countries in terms of wealth, stability, liquidity and transparency. A Fund may not achieve its investment objective and portfolio performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies, and the risks of such events are heightened within emerging market countries. Fund performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries with less developed or unreliable legal, tax, regulatory, accounting, recordkeeping and corporate governance systems
and standards. In particular, there may be less publicly available and transparent information about issuers in emerging markets than would be available about issuers in more developed capital markets because such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets may also have differing legal systems, many of which provide fewer security holder rights and practical remedies to pursue claims than are available for securities of companies in the U.S. or other developed countries, including class actions or fraud claims.
Significant buying or selling actions by a few major investors may also heighten the volatility of emerging market securities.
Equity Security Risk
— Equity securities held by the Fund may
decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or sector of the market. From time to time, the Fund may invest a significant portion of its assets in companies in one or more related sectors or industries which would make the Fund more vulnerable to adverse developments affecting such sectors or industries. Equity securities are generally more volatile than most debt securities.
ETF Risk
— An ETF is subject to the risks of the underlying
investments that it holds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses)
that do not apply to an index, and the Fund will indirectly bear its proportionate share of any such fees and expenses paid by the
ETFs in which it invests. Because ETFs trade on an exchange, there is a risk that an ETF will trade at a discount to net asset value or that investors will fail to bring the trading price in line with the underlying shares (known as the arbitrage mechanism).
Financial Sector Risk
— To the extent that the financials sector
continues to represent a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or recent or future regulation of the financials sector as a whole cannot be predicted. In recent

Thrivent Core Funds
Notes to Financial Statements
October 31, 2021

years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.
Foreign Currency Risk
— The value of a foreign currency may
decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented,
how each one appreciates or depreciates in relation to the U.S.
dollar, and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
Foreign Securities Risk
— Foreign securities generally carry
more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, market closures, war, terrorism, natural disasters and outbreak of infectious diseases. The Fund’s
investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the
Fund’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid.
Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Government Securities Risk
— The Fund invests in securities
issued or guaranteed by the U.S. government or its agencies
and instrumentalities (such as Federal Home Loan Bank, Ginnie
Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Federal Home Loan Banks, Ginnie Mae, Fannie Mae
or Freddie Mac are not issued directly by the U.S. government.
Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-
related organizations such as Federal Home Loan Banks, Fannie
Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S.
government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. government.
Health Crisis Risk
— The global pandemic outbreak of the novel
coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption. The COVID-19 outbreak and future pandemics could affect the global economy and markets in ways that cannot be foreseen and may exacerbate other types of risks, negatively impacting the value of Fund investments.
High Yield Risk
— High yield securities – commonly known
as “junk bonds” – to which the Fund is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected. High yield securities generally have a less liquid resale market.
Interest Rate Risk
— Interest rate risk is the risk that prices of
debt securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations (a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities.
Investment Adviser Risk
— The Fund is actively managed and
the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets. There is also no guarantee that the Adviser will be able to effectively implement the Fund’s investment objective.
Issuer Risk
— Issuer risk is the possibility that factors specific to
an issuer to which the Fund is exposed will affect the market prices of the issuer’s securities and therefore the value of the Fund.
Large Cap Risk
— Large-sized companies may be unable to
respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Large Shareholder Risk
— From time to time, shareholders of a
Fund (which may include institutional investors and affiliated Funds)
may make relatively large redemptions or purchases of shares. These transactions may cause a Fund to sell securities at disadvantageous prices or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on a Fund’s performance to the extent that a Fund may be required to sell securities or invest cash at times when it would not otherwise do so. Redemptions of a

Thrivent Core Funds
Notes to Financial Statements
October 31, 2021

large number of shares also may increase transaction costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of portfolio securities. In addition, a large redemption could result in a Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratio.
LIBOR Risk
— The Fund may be exposed to financial instruments
that are tied to LIBOR (London Interbank Offered Rate) to determine payment obligations, financing terms or investment value. Such financial instruments may include bank loans, derivatives, floating rate securities, certain asset backed securities, and other assets or liabilities tied to LIBOR. In 2017, the head of the U.K. Financial
Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. On November 30, 2020, the administrator of
LIBOR announced its intention to delay the phase out of the majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to discontinue at the end of 2021.
There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or its investments are not known.
Liquidity Risk
— Liquidity is the ability to sell a security relatively
quickly for a price that most closely reflects the actual value of the security. Dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets, particularly during periods of economic or market stress. As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Market Risk
— Over time, securities markets generally tend to
move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by
the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including the spread of infectious illness, public health threats, war, terrorism, natural disasters or similar events.
Mid Cap Risk
— Medium-sized companies often have greater
price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have
smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Mortgage-Backed and Other Asset-Backed Securities
Risk
— The value of mortgage-backed and asset-backed securities
will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-
related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-
backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.
This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.
Non-Diversified Risk
— The Fund is not “diversified” within
the meaning of the 1940 Act. That means the Fund may invest a greater percentage of its assets in the securities of any single issuer compared to other funds. A non-diversified portfolio is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer or industry will significantly affect the Fund’s performance.
Portfolio Turnover Rate Risk
— The Fund may engage in
active and frequent trading of portfolio securities in implementing its principal investment strategies. A high rate of portfolio turnover
(100% or more) involves correspondingly greater expenses which are borne by the Fund and its shareholders and may also result in short-term capital gains taxable to shareholders.
Prepayment Risk
— Mortgage-backed and asset-backed
securities are sensitive to changes in the repayment patterns of the underlying securities, including the conversion, prepayment or redemption of the investments. If the principal payment on the underlying asset is repaid faster than the holder of the mortgage-
backed or asset-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates. When people start prepaying the principal on the collateral underlying a collateralized mortgage obligation
(“CMOs”) (such as mortgages underlying a CMO), for example,
some classes may retire substantially earlier than the stated maturity or final distribution dates.
Quantitative Investing Risk
— Securities selected according to
a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Such models are based on assumptions of these and other market factors, and the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Fund’s portfolio.
Redemption and Lending Risk
— The Fund participates in
an interfund lending program (the “Program”) which enables a participating fund to lend cash directly to and borrow money from other participating funds for temporary purposes. The other participants in the Program are other mutual funds advised by the Adviser and its affiliates. Under the Program, all loans will be made by the Fund. There is risk that a borrowing fund could be

Thrivent Core Funds
Notes to Financial Statements
October 31, 2021

unable to repay a loan when due, and a delay in repayment to the Fund could result in a lost opportunity and increase risk of the
Fund experiencing a loss when meeting redemption requests if it is forced to sell securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders.
Redemption and Share Ownership Risk
— The Fund may need
to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares,
(ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. A majority of the Fund’s shares may be held by other mutual funds advised by the Adviser and its affiliates.
It also is possible that some or all of these other mutual funds will decide to purchase or redeem shares of the Fund simultaneously or within a short period of time of one another in order to execute their asset allocation strategies. Accordingly, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies which could have adverse consequences
for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).
Regional Risk
— The Fund will generally have more exposure
to the specific regional or country economic risks where it has significant investments. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of the Fund’s assets are invested, the Fund may experience substantial volatility, illiquidity or reduction in the value of the Fund’s investments.
Regulatory Risk
— Legal, tax, and regulatory developments
may adversely affect the Fund. Securities and futures markets are subject to comprehensive statutes, regulations, and margin requirements enforced by the SEC, other regulators and
self-regulatory organizations, and exchanges authorized to take extraordinary actions in the event of market emergencies. The regulatory environment for the Fund is evolving, and changes in the regulation of investment funds, managers, and their trading activities and capital markets, or a regulator’s disagreement with the Fund’s interpretation of the application of certain regulations, may adversely affect the ability of a Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund.
Small Cap Risk
— Smaller, less seasoned companies often have
greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could soften the impact of a falling market on returns.
Sovereign Debt Risk
— Sovereign debt securities are issued or
guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International
Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Technology-Oriented Companies Risk
— Common stocks
of companies that rely extensively on technology, science or communications in their product development or operations may be more volatile than the overall stock market and may or may not move in tandem with the overall stock market. Technology, science and communications are rapidly changing fields, and stocks of these companies, especially of smaller or unseasoned companies, may be subject to more abrupt or erratic market movements than the stock market in general. There are significant competitive pressures among technology-oriented companies and the products or
operations of such companies may become obsolete quickly. In addition, these companies may have limited product lines, markets or financial resources and the management of such companies may be more dependent upon one or a few key people.

Thrivent Core Funds
Financial Highlights
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
EMERGING MARKETS DEBT FUND
Year Ended 10/31/2021 $ 9.81 $ 0.43 $ (0.10) $ 0.33 $ (0.43) $ –
Year Ended 10/31/2020 9.83 0.45 (0.02) 0.43 (0.45) –
Year Ended 10/31/2019 9.04 0.44 0.79 1.23 (0.44) –
Year Ended 10/31/2018 9.86 0.40 (0.82) (0.42) (0.40) –
Year Ended 10/31/2017
(c)
10.00 0.05 (0.14) (0.09) (0.05) –
EMERGING MARKETS EQUITY FUND
Year Ended 10/31/2021 10.36 0.28 1.28 1.56 (0.09) –
Year Ended 10/31/2020
(d)
10.00 0.08 0.28 0.36 – –
INTERNATIONAL EQUITY FUND
Year Ended 10/31/2021 8.45 0.24 2.92 3.16 (0.23) –
Year Ended 10/31/2020 9.68 0.22 (1.07) (0.85) (0.38) –
Year Ended 10/31/2019 9.28 0.33 0.37 0.70 (0.30) –
Year Ended 10/31/2018
(e)
10.00 0.31 (1.02) (0.71) (0.01) –
LOW VOLATILITY EQUITY FUND
Year Ended 10/31/2021 11.61 0.26 3.39 3.65 (0.23) (0.05)
Year Ended 10/31/2020 12.10 0.23 (0.10) 0.13 (0.24) (0.38)
Year Ended 10/31/2019 10.54 0.24 1.72 1.96 (0.17) (0.23)
Year Ended 10/31/2018
(f)
10.00 0.13 0.41 0.54 – –
SHORT-TERM RESERVE FUND
Year Ended 10/31/2021 10.00 0.02 0.00 0.02 (0.02) –
Year Ended 10/31/2020 10.00 0.12 0.00 0.12 (0.12) 0.00
Year Ended 10/31/2019 10.00 0.26 0.00 0.26 (0.26) –
Year Ended 10/31/2018 10.00 0.20 0.00 0.20 (0.20) 0.00
Year Ended 10/31/2017 10.00 0.11 0.00 0.11 (0.11) –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
(c) Since inception, September 5, 2017.
(d) Since commencement date of operations, February 3 , 2020.
(e) Since inception, November 14, 2017.
(f) Since inception, February 28, 2018.
* All per share amounts have been rounded to the nearest cent.
** Computed on an annualized basis for periods less than one year.

Thrivent Core Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
$ (0.43) $ 9.71 3.38% $ 1,128.1 0.04% 4.35% 0.04% 4.35% 55%
(0.45) 9.81 4.49% 998.2 0.04% 4.61% 0.04% 4.61% 36%
(0.44) 9.83 13.84% 849.7 0.04% 4.63% 0.04% 4.63% 32%
(0.40) 9.04 (4.35)% 684.2 0.06% 4.38% 0.06% 4.38% 13%
(0.05) 9.86 (0.94)% 421.8 0.21% 3.48% 0.21% 3.48% 0%
(0.09) 11.83 15.05% 550.8 0.19% 2.27% 0.19% 2.27% 93%
– 10.36 3.60% 478.4 0.34% 2.35% 0.34% 2.35% 59%
(0.23) 11.38 37.77% 793.0 0.08% 2.19% 0.08% 2.19% 102%
(0.38) 8.45 (9.32)% 739.0 0.06% 2.50% 0.06% 2.50% 71%
(0.30) 9.68 7.99% 830.8 0.06% 3.54% 0.06% 3.54% 89%
(0.01) 9.28 (7.08)% 798.2 0.08% 3.42% 0.08% 3.42% 73%
(0.28) 14.98 31.84% 1,157.4 0.03% 1.78% 0.03% 1.78% 80%
(0.62) 11.61 0.98% 1,395.7 0.04% 2.02% 0.04% 2.02% 71%
(0.40) 12.10 19.42% 1,028.5 0.04% 2.19% 0.04% 2.19% 62%
– 10.54 5.40% 873.7 0.06% 1.88% 0.06% 1.88% 40%
(0.02) 10.00 0.17% 6,538.2 0.01% 0.17% 0.01% 0.17% 91%
(0.12) 10.00 1.23% 4,722.4 0.01% 1.26% 0.01% 1.26% 162%
(0.26) 10.00 2.59% 5,884.9 0.01% 2.55% 0.01% 2.55% 135%
(0.20) 10.00 2.01% 4,854.5 0.01% 1.99% 0.01% 1.99% 213%
(0.11) 10.00 1.12% 4,988.2 0.01% 1.11% 0.01% 1.11% 143%

Additional Information
(Unaudited)
PROXY VOTING
The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities are attached to the Trust’s
Statement of Additional Information. The Trust files a report of how it voted proxies relating to portfolio securities on Form N-PX with the SEC. You may request a free copy of the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 by calling 800-847-4836. You also may review the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 at SEC.gov.
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
Through April 2019, the Trust filed its Schedule of Investments on Form N-Q with the SEC for the first and third quarters of each fiscal year. Since April 2019, the Trust no longer files Form N-Q and files Form N-PORT with the SEC. Part F of each Fund’s N-PORT filing for the first and third fiscal quarters will include the complete schedule of investments, which were previously filed on Form N-Q. The Trust’s most recent Schedule of Investments can be found at SEC.gov.
SHAREHOLDER NOTIFICATION OF FEDERAL TAX INFORMATION
Pursuant to IRC 852(b)(3) of the Internal Revenue Code, Core Emerging Markets Equity and Core Low Volatility Equity Fund hereby designate $204,753 and $15,077,186 respectively, as long-term capital gains distributed during the year ended October 31, 2021, or if subsequently determined to be different, the net capital gain of such year.
Core Emerging Markets Equity Fund designates 60% of dividends declared from net investment income as qualified dividend income for individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003 for the tax period ending October 31, 2021.
Core Low Volatility Equity Fund designates 68% of dividends declared from net investment income as dividends qualifying for the 70%
dividends received deduction for corporations and 71% as qualified dividend income for individuals under the Jobs and Growth Tax
Relief Reconciliation Act of 2003 for the tax period ending October 31, 2021.
Core International Equity Fund designates 87% of dividends declared from net investment income as qualified dividend income for individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003 for the tax period ending October 31, 2021.

Board of Trustees and Officers
The following table provides information about the Trustees and Officers of the Trust. The Board is responsible for the management and supervision of the Funds’ business affairs and for exercising all powers except those reserved to the shareholders. Each Trustee oversees each of five series of the Trust and also serves as:
Trustee of Thrivent Mutual Funds, a registered investment company consisting of 25 funds that offer Class A and Class S shares.
Director of Thrivent Series Fund, Inc., a registered investment company consisting of 32 funds that serve as underlying funds for variable contracts issued by Thrivent Financial and separate accounts of insurance companies not affiliated with Thrivent Financial.
Trustee of Thrivent Cash Management Trust, a registered investment company consisting of one fund that serves as a cash collateral fund for a securities lending program sponsored by Thrivent Financial.
David Royal and Michael Kremenak also serve as Trustees of Thrivent Church Loan and Income Fund, a closed-end registered investment company for which the Adviser serves as investment adviser. None of the other Trustees serves on the board of Thrivent Church Loan and
Income Fund.
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, by calling 800-847-
4836.
Interested Trustees
(1) (2) (3) (4)
Name
(Year of Birth)
Year Elected
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies
During the Past Five Years
David S. Royal
(1971)
2016
Executive Vice President, Chief Investment Officer, Thrivent Financial since 2017; President, Mutual Funds,
Thrivent Financial since 2015; Vice President, Thrivent Financial from 2015 to 2017. Currently, Director of
Thrivent Trust Company, Advisory Board Member of Twin Bridge Capital Partners; Member of Supervisory
Committee of Thrivent Federal Credit Union, and Director of YMCA of the North; Director of Children's
Cancer Research Fund until 2019; Director of Fairview Hospital Foundation until 2017.
Michael W. Kremenak
(1978)
2021
Senior Vice President and Head of Mutual Funds, Thrivent Financial since 2020; Vice President, Thrivent
Financial from 2015 to 2020. Director of People Serving People from 2014 to 2020.
Independent Trustees
(2) (3) (4) (5)
Name
(Year of Birth)
Year Elected
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies
During the Past Five Years
Janice B. Case
(1952)
2016
Retired. Independent Trustee of North American Electric Reliability Corporation from 2008 to 2020.
Robert J. Chersi
(1961)
2017
Founder of Chersi Services LLC (consulting firm) since 2014. Director and member of the Audit and Risk
Oversight Committees of E*TRADE Financial Corporation and Director of E*TRADE Bank from 2019 to
2020; Lead Independent Director since 2019 and Director and Audit Committee Chair at BrightSphere
Investment Group plc since 2016.
Marc S. Joseph
(1960)
2016
Managing Director of Granite Ridge LLP (consulting and advisory firm) since 2009; Managing Director of Triangle Crest (private investing and consulting firm) since 2004.
Paul R. Laubscher
(1956)
2016
Portfolio Manager for U.S. private real estate and private equity portfolios of IBM Retirement Funds.
James A. Nussle
(1960)
2016
President and Chief Executive Officer of Credit Union National Association since September 2014; Director of Portfolio Recovery Associates (PRAA) since 2010; CEO of The Nussle Group LLC (consulting firm) since
2009.
Verne O. Sedlacek
(1954)
2017
Chief Executive Officer of E&F Advisors LLC (consulting) since 2015. Chairman of the Board of Directors of
AGB Institutional Strategies from 2016 to 2019.
Constance L. Souders
(1950)
2016
Retired.

Board of Trustees and Officers
Executive Officers
(2) (4)
Name (Year of Birth)
Position Held With Trust Principal Occupation(s) During the Past Five Years
David S. Royal (1971)
Trustee, President and Chief Investment Officer
Executive Vice President, Chief Investment Officer, Thrivent Financial since 2017;
President, Mutual Funds, Thrivent Financial since 2015; Vice President, Thrivent
Financial from 2015 to 2017.
Michael W. Kremenak (1978)
Trustee and Senior Vice President
Senior Vice President and Head of Mutual Funds, Thrivent Financial since 2020;
Vice President, Thrivent Financial from 2015 to 2020.
Gerard V. Vaillancourt (1967)
Treasurer and Principal Accounting Officer
Vice President and Mutual Funds Chief Financial Officer, Thrivent Financial since
2017; Vice President, Mutual Fund Accounting, Thrivent Financial from 2006 to
2017.
Edward S. Dryden (1965)
Chief Compliance Officer
Vice President, Chief Compliance Officer - Thrivent Funds, Thrivent Financial since
2018; Director, Chief Compliance Officer - Thrivent Funds, Thrivent Financial from
2010 to 2018.
John D. Jackson (1977)
Secretary and Chief Legal Officer
Senior Counsel, Thrivent Financial since 2017; Associate General Counsel, RBC
Global Asset Management (US) Inc. from 2011 to 2017.
Kathleen M. Koelling (1977)
Privacy Officer
(6)
Vice President, Deputy General Counsel, Thrivent Financial since 2018; Privacy
Officer, Thrivent Financial since 2011; Anti-Money Laundering Officer, Thrivent
Financial from 2011 to 2019; Vice President, Managing Counsel, Thrivent Financial
from 2016 to 2018; Senior Counsel, Thrivent Financial from 2002 to 2016.
Sharon K. Minta (1973)
Anti-Money Laundering Officer
(6)
Director, Compliance and Anti-Money Laundering Officer of the Financial Crimes
Unit, Thrivent Financial since 2019; Compliance Manager of the Financial Crimes
Unit, Thrivent Financial from 2014 to 2019.
Troy A. Beaver (1967)
Vice President
Vice President, Mutual Funds Marketing & Distribution, Thrivent Financial since
2015.
Monica L. Kleve (1969)
Vice President
Vice President, Investment Operations, Thrivent Financial since 2019; Director,
Investments Systems and Solutions, Thrivent Financial from 2002 to 2019.
Kathryn A. Stelter (1962)
Vice President
Vice President, Operations Development, Thrivent Financial since 2021; Vice
President, Mutual Funds Chief Operations Officer, Thrivent Financial since 2017;
Director, Mutual Fund Operations, Thrivent Financial from 2014 to 2017.
Jill M. Forte (1974)
Assistant Secretary
Senior Counsel, Thrivent Financial since 2017; Counsel, Thrivent Financial from
2015 to 2017.
Sarah L. Bergstrom (1977)
Assistant Treasurer
Head of Mutual Fund Accounting, Thrivent Financial since 2017; Director, Fund
Accounting Administration, Thrivent Financial from 2007 to 2017.
(1)
“Interested person” of the Trust as defined in the 1940 Act by virtue of a position with Thrivent Financial. Mr. Royal and Mr.
Kremenak are considered interested persons because of their principal occupations with Thrivent Financial.
(2)
Each Trustee generally serves an indefinite term until her or his successor is duly elected and qualified. Officers serve at the discretion of the Board until their successors are duly appointed and qualified.
(3)
Each Trustee, other than Mr. Royal and Mr. Kremenak , oversees 63 portfolios. Mr.  Royal and Mr. Kremenak oversee 64 portfolios.
(4)
The address for each Trustee and Officer unless otherwise noted is 901 Marquette Avenue, Suite 2500, Minneapolis, MN
55402-3211.
(5)
The Trustees, other than Mr. Royal and Mr. Kremenak , are not “interested persons” of the Trust and are referred to as
“Independent Trustees.”
(6)
The address for this Officer is 4321 North Ballard Road, Appleton, WI 54913.

This report is submitted for the information of shareholders of Thrivent Core Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied
by the current prospectus for Thrivent Core Funds, which
contains more complete information about the Trust,
including investment objectives, risks, charges and
expenses.